UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2018
Columbia Convertible Securities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Convertible Securities Fund   |  Semiannual Report 2018

Columbia Convertible Securities Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Convertible Securities Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2010
Yan Jin
Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	6.38	12.18	9.55	8.36
	Including sales charges		0.24	5.72	8.26	7.72
Advisor Class*		11/08/12	6.49	12.44	9.83	8.52
Class C	Excluding sales charges	10/21/96	5.96	11.35	8.72	7.55
	Including sales charges		4.96	10.35	8.72	7.55
Institutional Class		05/21/99	6.55	12.49	9.83	8.65
Institutional 2 Class*		11/08/12	6.53	12.54	9.93	8.58
Institutional 3 Class*		10/01/14	6.61	12.60	9.89	8.53
Class R*		11/16/11	6.25	11.92	9.29	8.04
Class T*	Excluding sales charges	11/16/11	6.40	12.22	9.54	8.30
	Including sales charges		3.74	9.42	8.99	8.03
ICE BofAML All Convertibles All Qualities Index			8.61	13.94	10.19	9.29
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Convertible Securities Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Bank of America Corp. 12/31/2049 7.250%	3.0
DISH Network Corp. 03/15/2024 2.375%	2.3
Palo Alto Networks, Inc. 07/01/2023 0.750%	2.1
Square, Inc. 05/15/2023 0.500%	2.1
Microchip Technology, Inc. 02/15/2037 2.250%	1.8
Microchip Technology, Inc. 02/15/2027 1.625%	1.8
Micron Technology, Inc. 02/15/2033 2.125%	1.8
NextEra Energy, Inc. 09/01/2019 6.123%	1.7
Becton Dickinson and Co. 05/01/2020 6.125%	1.7
Intel Corp. 08/01/2039 3.250%	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	4.5
Convertible Bonds	74.1
Convertible Preferred Stocks	18.5
Equity-Linked Notes	1.0
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Convertible Securities Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,063.80	1,019.56	5.83	5.70	1.12
Advisor Class	1,000.00	1,000.00	1,064.90	1,020.82	4.53	4.43	0.87
Class C	1,000.00	1,000.00	1,059.60	1,015.78	9.71	9.50	1.87
Institutional Class	1,000.00	1,000.00	1,065.50	1,020.82	4.53	4.43	0.87
Institutional 2 Class	1,000.00	1,000.00	1,065.30	1,021.17	4.16	4.08	0.80
Institutional 3 Class	1,000.00	1,000.00	1,066.10	1,021.42	3.91	3.82	0.75
Class R	1,000.00	1,000.00	1,062.50	1,018.30	7.12	6.97	1.37
Class T	1,000.00	1,000.00	1,064.00	1,019.56	5.83	5.70	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Convertible Securities Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 4.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Expedia Group, Inc.	35,000	4,567,500
Total Consumer Discretionary		4,567,500
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 0.9%
Health Care Providers & Services 0.9%
Anthem, Inc.	35,000	9,265,550
Total Health Care		9,265,550
Industrials 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	110,000	5,174,400
Total Industrials		5,174,400
Information Technology 1.4%
Semiconductors & Semiconductor Equipment 0.9%
Lam Research Corp.	53,000	9,173,770
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	70,000	4,426,800
Total Information Technology		13,600,570
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	37,500	4,813,125
Total Real Estate		4,813,125
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	275,000	5,414,750
Total Utilities		5,414,750
Total Common Stocks (Cost $36,579,178)		45,131,610
Convertible Bonds 73.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	5,000,000	7,315,805
Automotive 0.5%
Meritor, Inc.(d)
10/15/2037	3.250%	4,800,000	4,738,838
Building Materials 0.5%
Cree, Inc.(d)
09/01/2023	0.875%	5,000,000	5,133,530
Cable and Satellite 2.3%
DISH Network Corp.
03/15/2024	2.375%	26,000,000	22,821,578
Consumer Cyclical Services 1.6%
Booking Holdings, Inc.
06/15/2020	0.350%	8,000,000	11,899,448
Ctrip.com International Ltd.
09/15/2022	1.250%	4,000,000	3,910,044
Total			15,809,492
Electric 1.3%
NRG Energy, Inc.(d)
06/01/2048	2.750%	7,000,000	7,176,085
Tesla Energy Operations, Inc.
11/01/2019	1.625%	7,000,000	6,393,758
Total			13,569,843
Finance Companies 1.0%
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	5,000,000	5,378,100
iStar, Inc.(d)
09/15/2022	3.125%	5,000,000	4,863,895
Total			10,241,995
Gaming 1.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	7,500,000	12,229,500
Health Care 3.2%
Immunomedics, Inc.
02/15/2020	4.750%	800,000	4,191,481
Insulet Corp.(d)
11/15/2024	1.375%	4,000,000	5,034,000
Invacare Corp.
02/15/2021	5.000%	4,000,000	4,452,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novavax, Inc.
02/01/2023	3.750%	8,500,000	5,109,316
Teladoc, Inc.(d)
05/15/2025	1.375%	8,500,000	13,387,500
Total			32,174,893
Home Construction 0.6%
SunPower Corp.
01/15/2023	4.000%	8,000,000	6,476,488
Independent Energy 1.3%
Chesapeake Energy Corp.
09/15/2026	5.500%	9,200,000	8,904,993
12/15/2038	2.250%	66,000	62,865
PDC Energy, Inc.
09/15/2021	1.125%	4,500,000	4,436,100
Total			13,403,958
Leisure 0.5%
World Wrestling Entertainment, Inc.(d)
12/15/2023	3.375%	1,600,000	5,607,376
Life Insurance 0.8%
AXA SA(d)
05/15/2021	7.250%	6,800,000	7,680,328
Lodging 0.5%
Marriott Vacations Worldwide Corp.(d)
09/15/2022	1.500%	5,000,000	5,070,430
Media and Entertainment 0.9%
Liberty Media Corp.(d)
03/31/2048	2.125%	9,000,000	9,142,020
Metals and Mining 0.5%
Endeavour Mining Corp.(d)
02/15/2023	3.000%	5,200,000	4,855,760
Midstream 0.5%
Scorpio Tankers, Inc.(d)
07/01/2019	2.375%	4,790,000	4,606,888
Oil Field Services 0.5%
Bristow Group, Inc.
06/01/2023	4.500%	5,000,000	4,716,495
Other Financial Institutions 1.2%
Euronet Worldwide, Inc.
10/01/2044	1.500%	5,500,000	7,428,861
Convertible Bonds (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LendingTree, Inc.
06/01/2022	0.625%		3,300,000	4,468,055
Total				11,896,916
Other Industry 0.7%
Green Plains, Inc.
09/01/2022	4.125%		7,700,000	7,444,144
Other REIT 2.8%
Apollo Commercial Real Estate Finance, Inc.
08/23/2022	4.750%		7,000,000	7,021,406
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%		7,000,000	6,967,898
IH Merger Sub LLC
01/15/2022	3.500%		8,500,000	9,500,476
New York Mortgage Trust, Inc.
01/15/2022	6.250%		5,000,000	4,943,715
Total				28,433,495
Pharmaceuticals 14.0%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		5,000,000	4,862,500
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%		4,460,000	3,349,103
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%		7,000,000	7,896,000
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%		9,000,000	10,948,518
Canopy Growth Corp.(d)
07/15/2023	4.250%	CAD	6,000,000	6,091,954
Clovis Oncology, Inc.
05/01/2025	1.250%		7,800,000	6,501,300
Dermira, Inc.
05/15/2022	3.000%		8,800,000	7,233,600
Flexion Therapeutics, Inc.
05/01/2024	3.375%		4,000,000	4,510,560
Fluidigm Corp.
02/01/2034	2.750%		5,340,000	5,735,876
Illumina, Inc.
06/15/2021	0.500%		7,000,000	10,289,174
ImmunoGen, Inc.
07/01/2021	4.500%		1,000,000	2,494,181
Innoviva, Inc.
08/15/2025	2.500%		4,700,000	5,043,100
Insmed, Inc.
01/15/2025	1.750%		11,200,000	9,339,725

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	10,700,000	10,297,669
Ionis Pharmaceuticals, Inc.
11/15/2021	1.000%	6,000,000	6,067,500
Ironwood Pharmaceuticals, Inc.
06/15/2022	2.250%	4,500,000	6,052,711
Medicines Co. (The)
01/15/2022	2.500%	5,000,000	6,368,750
PTC Therapeutics, Inc.
08/15/2022	3.000%	4,500,000	4,818,051
Radius Health, Inc.
09/01/2024	3.000%	8,900,000	7,137,827
Sarepta Therapeutics, Inc.(d)
11/15/2024	1.500%	3,200,000	6,458,000
Supernus Pharmaceuticals, Inc.(d)
04/01/2023	0.625%	6,000,000	6,229,962
TESARO, Inc.
10/01/2021	3.000%	3,000,000	3,535,974
Total			141,262,035
Property & Casualty 1.3%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	4,200,000	4,884,671
MGIC Investment Corp.(d),(e)
Junior Subordinated
04/01/2063	9.000%	6,070,000	8,131,852
Total			13,016,523
Retailers 1.0%
GNC Holdings, Inc.
08/15/2020	1.500%	6,000,000	3,787,500
Restoration Hardware, Inc.(d),(f)
06/15/2023	0.000%	6,000,000	6,087,000
Total			9,874,500
Technology 31.2%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,000,000	6,390,292
Akamai Technologies, Inc.(d)
05/01/2025	0.125%	9,000,000	9,013,545
Coupa Software, Inc.(d)
01/15/2023	0.375%	4,000,000	6,730,144
CSG Systems International, Inc.
03/15/2036	4.250%	5,000,000	5,191,950
Cypress Semiconductor Corp.
01/15/2022	4.500%	3,500,000	4,904,389
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exact Sciences Corp.
01/15/2025	1.000%	5,000,000	5,949,475
Guidewire Software, Inc.
03/15/2025	1.250%	6,500,000	7,003,145
IAC FinanceCo, Inc.(d)
10/01/2022	0.875%	6,500,000	8,966,425
Integrated Device Technology, Inc.
11/15/2022	0.875%	6,006,000	8,417,469
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	6,800,000	15,958,750
MercadoLibre, Inc.(d)
08/15/2028	2.000%	5,000,000	4,990,000
Microchip Technology, Inc.
02/15/2027	1.625%	15,500,000	17,597,150
Junior Subordinated
02/15/2037	2.250%	15,500,000	17,670,000
Micron Technology, Inc.
02/15/2033	2.125%	3,600,000	17,267,116
MINDBODY, Inc.(d)
06/01/2023	0.375%	4,500,000	4,375,652
MongoDB, Inc.(d)
06/15/2024	0.750%	5,000,000	6,029,690
New Relic, Inc.(d)
05/01/2023	0.500%	6,500,000	7,263,750
NXP Semiconductors NV
12/01/2019	1.000%	6,500,000	7,010,250
Okta, Inc.(d)
02/15/2023	0.250%	5,000,000	7,025,000
ON Semiconductor Corp.
10/15/2023	1.625%	7,600,000	9,322,418
Palo Alto Networks, Inc.(d)
07/01/2023	0.750%	20,000,000	21,029,920
Pure Storage, Inc.(d)
04/15/2023	0.125%	6,300,000	7,478,730
Q2 Holdings, Inc.(d)
02/15/2023	0.750%	6,000,000	7,212,672
Rambus, Inc.(d)
02/01/2023	1.375%	4,000,000	3,753,964
Rapid7, Inc.(d)
08/01/2023	1.250%	5,000,000	5,580,000
Red Hat, Inc.
10/01/2019	0.250%	3,800,000	7,612,133
ServiceNow, Inc.(f)
06/01/2022	0.000%	9,500,000	14,197,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Silicon Laboratories, Inc.
03/01/2022	1.375%	5,600,000	6,678,000
Square, Inc.(d)
05/15/2023	0.500%	15,500,000	20,342,200
Teradyne, Inc.
12/15/2023	1.250%	5,000,000	7,003,935
Twilio, Inc.(d)
06/01/2023	0.250%	7,000,000	9,030,770
Vishay Intertechnology, Inc.(d)
06/15/2025	2.250%	7,500,000	7,509,840
Wix.com Ltd.(d),(f)
07/01/2023	0.000%	5,000,000	5,096,875
Workday, Inc.(d)
10/01/2022	0.250%	7,000,000	8,346,303
Zendesk, Inc.(d)
03/15/2023	0.250%	6,000,000	7,413,846
Total			315,363,111
Tobacco 0.5%
Vector Group Ltd.(e)
04/15/2020	1.750%	4,720,000	4,875,944
Transportation Services 1.1%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	6,000,000	3,929,802
Atlas Air Worldwide Holdings, Inc.
06/01/2024	1.875%	6,000,000	7,015,086
Total			10,944,888
Wirelines 1.4%
GCI Liberty, Inc.(d)
09/30/2046	1.750%	7,500,000	7,838,505
RingCentral, Inc.(d),(f)
03/15/2023	0.000%	5,000,000	6,276,775
Total			14,115,280
Total Convertible Bonds (Cost $669,996,951)			742,822,053

Convertible Preferred Stocks 18.4%
Issuer		Shares	Value ($)
Consumer Staples 2.0%
Food Products 2.0%
Bunge Ltd.	4.875%	115,000	12,130,821
Post Holdings, Inc.	2.500%	45,000	7,998,899
Total			20,129,720
Total Consumer Staples			20,129,720
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Energy 1.7%
Energy Equipment & Services 0.8%
Nabors Industries Ltd.	6.000%	170,000	7,425,600
Oil, Gas & Consumable Fuels 0.9%
Hess Corp.	8.000%	124,000	9,250,400
Total Energy			16,676,000
Financials 3.9%
Banks 2.9%
Bank of America Corp.	7.250%	22,500	29,451,150
Capital Markets 0.5%
Cowen, Inc.	5.625%	6,200	5,276,820
Insurance 0.5%
Assurant, Inc.	6.500%	45,000	4,962,825
Total Financials			39,690,795
Health Care 1.6%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.125%	250,000	16,415,000
Total Health Care			16,415,000
Industrials 1.5%
Machinery 1.5%
Fortive Corp.	5.000%	9,500	10,211,527
Rexnord Corp.	5.750%	77,500	4,777,100
Total			14,988,627
Total Industrials			14,988,627
Information Technology 1.9%
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc.	6.750%	85,000	8,270,500
Internet Software & Services 1.1%
Mandatory Exchangeable Trust(d)	5.750%	53,000	10,398,600
Total Information Technology			18,669,100
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Crown Castle International Corp.	6.875%	13,200	14,532,276
Welltower, Inc.	6.500%	160,000	9,956,800
Total			24,489,076
Total Real Estate			24,489,076

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 3.4%
Electric Utilities 1.7%
NextEra Energy, Inc.	6.123%	300,000	17,130,000
Multi-Utilities 1.7%
DTE Energy Co.	6.500%	190,000	10,043,400
Sempra Energy	6.000%	70,000	7,194,600
Total			17,238,000
Total Utilities			34,368,000
Total Convertible Preferred Stocks (Cost $165,228,399)			185,426,318

Equity-Linked Notes 0.9%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(d)
(linked to common stock of Stanley Black & Decker, Inc.)
05/15/2020	6.000%	69,050	9,713,865
Total Equity-Linked Notes (Cost $10,002,583)			9,713,865
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(g),(h)	19,589,358	19,587,399
Total Money Market Funds (Cost $19,587,399)		19,587,399
Total Investments in Securities (Cost: $901,394,510)		1,002,681,245
Other Assets & Liabilities, Net		6,968,857
Net Assets		1,009,650,102

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $2,295,715, which represents 0.23% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $306,597,160, which represents 30.37% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2018.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	41,182,650	201,403,467	(222,996,759)	19,589,358	(1,011)	957	367,037	19,587,399
Currency Legend
CAD	Canada Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,567,500	—	—	—	4,567,500
Energy	—	—	2,295,715	—	2,295,715
Health Care	9,265,550	—	—	—	9,265,550
Industrials	5,174,400	—	—	—	5,174,400
Information Technology	13,600,570	—	—	—	13,600,570
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	4,813,125	—	—	—	4,813,125
Utilities	5,414,750	—	—	—	5,414,750
Total Common Stocks	42,835,895	—	2,295,715	—	45,131,610
Convertible Bonds	—	742,822,053	—	—	742,822,053
Convertible Preferred Stocks
Consumer Staples	—	20,129,720	—	—	20,129,720
Energy	16,676,000	—	—	—	16,676,000
Financials	34,413,975	5,276,820	—	—	39,690,795
Health Care	16,415,000	—	—	—	16,415,000
Industrials	4,777,100	10,211,527	—	—	14,988,627
Information Technology	8,270,500	10,398,600	—	—	18,669,100
Real Estate	24,489,076	—	—	—	24,489,076
Utilities	34,368,000	—	—	—	34,368,000
Total Convertible Preferred Stocks	139,409,651	46,016,667	—	—	185,426,318
Equity-Linked Notes	—	9,713,865	—	—	9,713,865
Money Market Funds	—	—	—	19,587,399	19,587,399
Total Investments in Securities	182,245,546	798,552,585	2,295,715	19,587,399	1,002,681,245
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
8,605,060	—	—	8,605,060
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $881,807,111)	$983,093,846
Affiliated issuers (cost $19,587,399)	19,587,399
Receivable for:
Capital shares sold	3,626,186
Dividends	671,127
Interest	3,417,449
Expense reimbursement due from Investment Manager	1,857
Prepaid expenses	5,582
Other assets	23,584
Total assets	1,010,427,030
Liabilities
Due to custodian	48
Payable for:
Capital shares purchased	494,912
Management services fees	21,836
Distribution and/or service fees	2,965
Transfer agent fees	84,962
Compensation of board members	130,347
Compensation of chief compliance officer	94
Other expenses	41,764
Total liabilities	776,928
Net assets applicable to outstanding capital stock	$1,009,650,102
Represented by
Paid in capital	888,135,218
Excess of distributions over net investment income	(2,216,851)
Accumulated net realized gain	22,444,813
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	101,286,735
Foreign currency translations	187
Total - representing net assets applicable to outstanding capital stock	$1,009,650,102
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$272,198,668
Shares outstanding	12,655,396
Net asset value per share	$21.51
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.82
Advisor Class
Net assets	$34,936,303
Shares outstanding	1,608,158
Net asset value per share	$21.72
Class C
Net assets	$39,071,520
Shares outstanding	1,823,658
Net asset value per share	$21.42
Institutional Class
Net assets	$495,751,214
Shares outstanding	23,007,897
Net asset value per share	$21.55
Institutional 2 Class
Net assets	$70,214,830
Shares outstanding	3,235,167
Net asset value per share	$21.70
Institutional 3 Class
Net assets	$94,514,887
Shares outstanding	4,322,088
Net asset value per share	$21.87
Class R
Net assets	$2,923,362
Shares outstanding	136,058
Net asset value per share	$21.49
Class T
Net assets	$39,318
Shares outstanding	1,833
Net asset value per share	$21.45
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$22.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	13

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,868,052
Dividends — affiliated issuers	367,037
Interest	7,639,924
Interfund lending	817
Total income	13,875,830
Expenses:
Management services fees	3,659,047
Distribution and/or service fees
Class A	322,891
Class C	205,625
Class R	7,481
Class T	51
Transfer agent fees
Class A	155,122
Advisor Class	15,801
Class C	24,725
Institutional Class	264,339
Institutional 2 Class	17,168
Institutional 3 Class	3,458
Class R	1,798
Class T	24
Compensation of board members	12,891
Custodian fees	4,519
Printing and postage fees	30,883
Registration fees	67,787
Audit fees	19,143
Legal fees	8,106
Compensation of chief compliance officer	87
Other	13,017
Total expenses	4,833,963
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(362,140)
Fees waived by transfer agent
Institutional 2 Class	(759)
Institutional 3 Class	(1,177)
Expense reduction	(700)
Total net expenses	4,469,187
Net investment income	9,406,643
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,896,979
Investments — affiliated issuers	(1,011)
Foreign currency translations	(3,520)
Net realized gain	31,892,448
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,994,549
Investments — affiliated issuers	957
Foreign currency translations	187
Net change in unrealized appreciation (depreciation)	15,995,693
Net realized and unrealized gain	47,888,141
Net increase in net assets resulting from operations	$57,294,784
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$9,406,643	$18,476,329
Net realized gain	31,892,448	39,351,154
Net change in unrealized appreciation (depreciation)	15,995,693	36,635,827
Net increase in net assets resulting from operations	57,294,784	94,463,310
Distributions to shareholders
Net investment income
Class A	(2,413,433)	(6,739,140)
Advisor Class	(281,090)	(465,367)
Class B	—	(1,037)
Class C	(240,575)	(817,792)
Class I	—	(667,656)
Institutional Class	(4,547,311)	(9,821,119)
Institutional 2 Class	(577,202)	(2,196,731)
Institutional 3 Class	(1,013,393)	(2,150,013)
Class R	(24,535)	(83,251)
Class T	(386)	(1,375)
Total distributions to shareholders	(9,097,925)	(22,943,481)
Increase in net assets from capital stock activity	117,869,004	44,429,491
Total increase in net assets	166,065,863	115,949,320
Net assets at beginning of period	843,584,239	727,634,919
Net assets at end of period	$1,009,650,102	$843,584,239
Excess of distributions over net investment income	$(2,216,851)	$(2,525,569)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,907,152	40,001,803	2,884,158	55,952,259
Distributions reinvested	73,669	1,548,211	217,367	4,175,959
Redemptions	(1,480,056)	(30,802,800)	(6,461,623)	(122,715,632)
Net increase (decrease)	500,765	10,747,214	(3,360,098)	(62,587,414)
Advisor Class
Subscriptions	955,516	20,299,435	563,583	11,111,339
Distributions reinvested	13,232	281,061	23,907	465,285
Redemptions	(254,875)	(5,311,597)	(319,576)	(6,361,222)
Net increase	713,873	15,268,899	267,914	5,215,402
Class B
Subscriptions	—	—	14	240
Distributions reinvested	—	—	43	772
Redemptions	—	—	(8,944)	(166,122)
Net decrease	—	—	(8,887)	(165,110)
Class C
Subscriptions	246,275	5,126,399	401,508	7,796,904
Distributions reinvested	9,930	208,133	35,785	685,998
Redemptions	(420,470)	(8,810,453)	(719,242)	(13,767,086)
Net decrease	(164,265)	(3,475,921)	(281,949)	(5,284,184)
Class I
Distributions reinvested	—	—	36,463	667,718
Redemptions	—	—	(4,598,386)	(84,470,170)
Net decrease	—	—	(4,561,923)	(83,802,452)
Institutional Class
Subscriptions	5,933,880	124,527,029	11,573,656	223,546,403
Distributions reinvested	151,316	3,184,034	333,051	6,413,438
Redemptions	(2,312,971)	(48,504,676)	(4,941,695)	(96,252,519)
Net increase	3,772,225	79,206,387	6,965,012	133,707,322
Institutional 2 Class
Subscriptions	1,110,620	23,459,068	1,032,319	20,162,601
Distributions reinvested	27,234	577,170	113,394	2,196,647
Redemptions	(316,974)	(6,652,658)	(2,203,774)	(44,150,364)
Net increase (decrease)	820,880	17,383,580	(1,058,061)	(21,791,116)
Institutional 3 Class
Subscriptions	119,723	2,548,019	4,856,182	90,806,162
Distributions reinvested	47,429	1,012,364	108,478	2,148,481
Redemptions	(215,243)	(4,551,579)	(661,453)	(13,271,495)
Net increase (decrease)	(48,091)	(991,196)	4,303,207	79,683,148
Class R
Subscriptions	10,580	220,485	41,970	821,414
Distributions reinvested	233	4,892	1,006	19,252
Redemptions	(23,427)	(487,060)	(68,275)	(1,345,147)
Net decrease	(12,614)	(261,683)	(25,299)	(504,481)
Class T
Distributions reinvested	17	358	68	1,299
Redemptions	(417)	(8,634)	(2,298)	(42,923)
Net decrease	(400)	(8,276)	(2,230)	(41,624)
Total net increase	5,582,373	117,869,004	2,237,686	44,429,491
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2018

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Columbia Convertible Securities Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$20.41	0.20	1.10	1.30	(0.20)	—	(0.20)
Year Ended 2/28/2018	$18.64	0.43	1.89	2.32	(0.55)	—	(0.55)
Year Ended 2/28/2017	$15.07	0.47	3.52	3.99	(0.42)	—	(0.42)
Year Ended 2/29/2016	$19.53	0.38	(3.25)	(2.87)	(0.75)	(0.87)	(1.62)
Year Ended 2/28/2015	$19.22	0.28	0.92	1.20	(0.43)	(0.46)	(0.89)
Year Ended 2/28/2014	$15.68	0.34	3.58	3.92	(0.38)	—	(0.38)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$20.61	0.23	1.10	1.33	(0.22)	—	(0.22)
Year Ended 2/28/2018	$18.82	0.48	1.90	2.38	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.21	0.50	3.57	4.07	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.69	0.45	(3.29)	(2.84)	(0.80)	(0.87)	(1.67)
Year Ended 2/28/2015	$19.37	0.33	0.93	1.26	(0.48)	(0.46)	(0.94)
Year Ended 2/28/2014	$15.80	0.37	3.62	3.99	(0.42)	—	(0.42)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$20.33	0.12	1.09	1.21	(0.12)	—	(0.12)
Year Ended 2/28/2018	$18.57	0.29	1.87	2.16	(0.40)	—	(0.40)
Year Ended 2/28/2017	$15.02	0.34	3.50	3.84	(0.29)	—	(0.29)
Year Ended 2/29/2016	$19.46	0.25	(3.24)	(2.99)	(0.61)	(0.87)	(1.48)
Year Ended 2/28/2015	$19.16	0.14	0.91	1.05	(0.29)	(0.46)	(0.75)
Year Ended 2/28/2014	$15.63	0.21	3.58	3.79	(0.26)	—	(0.26)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$20.44	0.23	1.10	1.33	(0.22)	—	(0.22)
Year Ended 2/28/2018	$18.67	0.48	1.88	2.36	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.10	0.51	3.52	4.03	(0.46)	—	(0.46)
Year Ended 2/29/2016	$19.56	0.42	(3.24)	(2.82)	(0.80)	(0.87)	(1.67)
Year Ended 2/28/2015	$19.25	0.33	0.92	1.25	(0.48)	(0.46)	(0.94)
Year Ended 2/28/2014	$15.70	0.38	3.59	3.97	(0.42)	—	(0.42)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$20.59	0.23	1.11	1.34	(0.23)	—	(0.23)
Year Ended 2/28/2018	$18.80	0.50	1.90	2.40	(0.61)	—	(0.61)
Year Ended 2/28/2017	$15.20	0.52	3.55	4.07	(0.47)	—	(0.47)
Year Ended 2/29/2016	$19.68	0.45	(3.27)	(2.82)	(0.82)	(0.87)	(1.69)
Year Ended 2/28/2015	$19.37	0.35	0.92	1.27	(0.50)	(0.46)	(0.96)
Year Ended 2/28/2014	$15.80	0.40	3.62	4.02	(0.45)	—	(0.45)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	—	$21.51	6.38%	1.20% (c)	1.12% (c),(d)	1.90% (c)	31%	$272,199
Year Ended 2/28/2018	—	$20.41	12.65%	1.22%	1.12% (d)	2.21%	67%	$248,052
Year Ended 2/28/2017	—	$18.64	26.68%	1.25%	1.13% (d)	2.73%	72%	$289,232
Year Ended 2/29/2016	0.03	$15.07	(15.46%) (e)	1.23% (f)	1.11% (d),(f)	2.11%	71%	$287,364
Year Ended 2/28/2015	—	$19.53	6.44%	1.30% (f)	1.10% (d),(f)	1.49%	78%	$386,856
Year Ended 2/28/2014	—	$19.22	25.38%	1.35%	1.12% (d)	1.97%	76%	$323,622
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	—	$21.72	6.49%	0.95% (c)	0.87% (c),(d)	2.17% (c)	31%	$34,936
Year Ended 2/28/2018	—	$20.61	12.91%	0.97%	0.87% (d)	2.43%	67%	$18,432
Year Ended 2/28/2017	—	$18.82	27.00%	1.00%	0.88% (d)	2.95%	72%	$11,789
Year Ended 2/29/2016	0.03	$15.21	(15.21%) (e)	1.00% (f)	0.87% (d),(f)	2.59%	71%	$14,556
Year Ended 2/28/2015	—	$19.69	6.71%	1.05% (f)	0.85% (d),(f)	1.74%	78%	$3,027
Year Ended 2/28/2014	—	$19.37	25.68%	1.10%	0.85% (d)	2.09%	76%	$685
Class C
Six Months Ended 8/31/2018 (Unaudited)	—	$21.42	5.96%	1.95% (c)	1.87% (c),(d)	1.16% (c)	31%	$39,072
Year Ended 2/28/2018	—	$20.33	11.80%	1.97%	1.87% (d)	1.47%	67%	$40,419
Year Ended 2/28/2017	—	$18.57	25.70%	2.00%	1.88% (d)	1.98%	72%	$42,161
Year Ended 2/29/2016	0.03	$15.02	(16.06%) (e)	1.99% (f)	1.87% (d),(f)	1.38%	71%	$47,322
Year Ended 2/28/2015	—	$19.46	5.62%	2.05% (f)	1.85% (d),(f)	0.74%	78%	$54,655
Year Ended 2/28/2014	—	$19.16	24.46%	2.10%	1.87% (d)	1.21%	76%	$32,250
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	—	$21.55	6.55%	0.95% (c)	0.87% (c),(d)	2.15% (c)	31%	$495,751
Year Ended 2/28/2018	—	$20.44	12.91%	0.97%	0.87% (d)	2.49%	67%	$393,240
Year Ended 2/28/2017	—	$18.67	26.94%	1.00%	0.88% (d)	2.97%	72%	$229,113
Year Ended 2/29/2016	0.03	$15.10	(15.21%) (e)	0.98% (f)	0.86% (d),(f)	2.27%	71%	$203,574
Year Ended 2/28/2015	—	$19.56	6.70%	1.05% (f)	0.85% (d),(f)	1.74%	78%	$816,941
Year Ended 2/28/2014	—	$19.25	25.72%	1.10%	0.87% (d)	2.18%	76%	$465,328
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$21.70	6.53%	0.89% (c)	0.80% (c)	2.22% (c)	31%	$70,215
Year Ended 2/28/2018	—	$20.59	13.02%	0.90%	0.80%	2.54%	67%	$49,709
Year Ended 2/28/2017	—	$18.80	27.08%	0.90%	0.79%	3.02%	72%	$65,291
Year Ended 2/29/2016	0.03	$15.20	(15.13%) (e)	0.87% (f)	0.76% (f)	2.48%	71%	$38,717
Year Ended 2/28/2015	—	$19.68	6.80%	0.86% (f)	0.73% (f)	1.86%	78%	$35,859
Year Ended 2/28/2014	—	$19.37	25.86%	0.90%	0.71%	2.25%	76%	$946
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$20.74	0.24	1.12	1.36	(0.23)	—	(0.23)
Year Ended 2/28/2018	$18.94	0.51	1.91	2.42	(0.62)	—	(0.62)
Year Ended 2/28/2017	$15.31	0.53	3.58	4.11	(0.48)	—	(0.48)
Year Ended 2/29/2016	$19.81	0.51	(3.34)	(2.83)	(0.83)	(0.87)	(1.70)
Year Ended 2/28/2015(g)	$19.21	0.13	0.90	1.03	(0.13)	(0.30)	(0.43)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$20.39	0.17	1.10	1.27	(0.17)	—	(0.17)
Year Ended 2/28/2018	$18.62	0.38	1.89	2.27	(0.50)	—	(0.50)
Year Ended 2/28/2017	$15.06	0.42	3.51	3.93	(0.37)	—	(0.37)
Year Ended 2/29/2016	$19.51	0.34	(3.24)	(2.90)	(0.71)	(0.87)	(1.58)
Year Ended 2/28/2015	$19.21	0.24	0.90	1.14	(0.38)	(0.46)	(0.84)
Year Ended 2/28/2014	$15.67	0.30	3.58	3.88	(0.34)	—	(0.34)
Class T
Six Months Ended 8/31/2018 (Unaudited)	$20.35	0.20	1.10	1.30	(0.20)	—	(0.20)
Year Ended 2/28/2018	$18.59	0.43	1.88	2.31	(0.55)	—	(0.55)
Year Ended 2/28/2017	$15.03	0.46	3.52	3.98	(0.42)	—	(0.42)
Year Ended 2/29/2016	$19.48	0.38	(3.23)	(2.85)	(0.76)	(0.87)	(1.63)
Year Ended 2/28/2015	$19.20	0.31	0.87	1.18	(0.44)	(0.46)	(0.90)
Year Ended 2/28/2014	$15.66	0.34	3.58	3.92	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$21.87	6.61%	0.84% (c)	0.75% (c)	2.27% (c)	31%	$94,515
Year Ended 2/28/2018	—	$20.74	13.03%	0.85%	0.75%	2.58%	67%	$90,655
Year Ended 2/28/2017	—	$18.94	27.14%	0.85%	0.74%	3.06%	72%	$1,269
Year Ended 2/29/2016	0.03	$15.31	(15.09%) (e)	0.84% (f)	0.72% (f)	3.01%	71%	$812
Year Ended 2/28/2015(g)	—	$19.81	5.48%	0.81% (c),(f)	0.69% (c),(f)	1.88% (c)	78%	$61
Class R
Six Months Ended 8/31/2018 (Unaudited)	—	$21.49	6.25%	1.45% (c)	1.37% (c),(d)	1.65% (c)	31%	$2,923
Year Ended 2/28/2018	—	$20.39	12.38%	1.47%	1.37% (d)	1.97%	67%	$3,031
Year Ended 2/28/2017	—	$18.62	26.32%	1.50%	1.38% (d)	2.44%	72%	$3,240
Year Ended 2/29/2016	0.03	$15.06	(15.63%) (e)	1.49% (f)	1.37% (d),(f)	1.91%	71%	$2,429
Year Ended 2/28/2015	—	$19.51	6.13%	1.55% (f)	1.35% (d),(f)	1.24%	78%	$2,412
Year Ended 2/28/2014	—	$19.21	25.08%	1.60%	1.37% (d)	1.72%	76%	$2,423
Class T
Six Months Ended 8/31/2018 (Unaudited)	—	$21.45	6.40%	1.20% (c)	1.12% (c),(d)	1.89% (c)	31%	$39
Year Ended 2/28/2018	—	$20.35	12.63%	1.21%	1.12% (d)	2.20%	67%	$45
Year Ended 2/28/2017	—	$18.59	26.69%	1.25%	1.13% (d)	2.70%	72%	$83
Year Ended 2/29/2016	0.03	$15.03	(15.43%) (e)	1.23% (f)	1.11% (d),(f)	2.07%	71%	$79
Year Ended 2/28/2015	—	$19.48	6.33%	1.25% (f)	1.05% (d),(f)	1.55%	78%	$130
Year Ended 2/28/2014	—	$19.20	25.41%	1.35%	1.12% (d)	1.98%	76%	$28,153
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2018	21

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Class I shares of the Fund are no longer offered for sale. When available, Class I shares were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares (currently known as Institutional 3 Class shares) of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
22	Columbia Convertible Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any
Columbia Convertible Securities Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Convertible Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.80% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Convertible Securities Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Effective July 1, 2018 through June 30, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.12
Class T	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $700.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
26	Columbia Convertible Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	230,255
Class C	2,342
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	1.13%	1.13%
Advisor Class	0.88	0.88
Class C	1.88	1.88
Institutional Class	0.88	0.88
Institutional 2 Class	0.81	0.80
Institutional 3 Class	0.76	0.75
Class R	1.38	1.38
Class T	1.13	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2018 through June 30, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Convertible Securities Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
901,395,000	129,819,000	(28,532,000)	101,287,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	8,850,076	—	8,850,076
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $407,466,094 and $273,279,831, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
28	Columbia Convertible Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended August 31, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	5,950,000	2.47	2
Interest income earned by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Convertible securities risk
Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia Convertible Securities Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholder of record owned 24.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Convertible Securities Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Convertible Securities Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Convertible Securities Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Convertible Securities Fund | Semiannual Report 2018

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Columbia Convertible Securities Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR134_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Select Large Cap Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Large Cap Equity Fund   |  Semiannual Report 2018

Columbia Select Large Cap Equity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since 2004
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	7.22	17.71	14.13	10.20
	Including sales charges		1.08	10.96	12.79	9.55
Advisor Class*		07/05/17	7.37	17.99	14.41	10.48
Class C	Excluding sales charges	08/02/99	6.83	16.80	13.29	9.38
	Including sales charges		5.83	15.80	13.29	9.38
Institutional Class		10/02/98	7.39	17.96	14.42	10.48
Institutional 2 Class*		11/08/12	7.47	18.05	14.53	10.54
Institutional 3 Class*		03/01/17	7.44	18.11	14.46	10.50
Class T*	Excluding sales charges	09/27/10	7.23	17.58	14.13	10.22
	Including sales charges		4.54	14.65	13.56	9.94
S&P 500 Index			7.96	19.66	14.52	10.86
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Apple, Inc.	5.7
Microsoft Corp.	4.6
Amazon.com, Inc.	4.4
Johnson & Johnson	3.5
JPMorgan Chase & Co.	3.4
Berkshire Hathaway, Inc., Class B	3.2
Bank of America Corp.	2.8
Pfizer, Inc.	2.8
Alphabet, Inc., Class C	2.8
Facebook, Inc., Class A	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	12.6
Consumer Staples	6.2
Energy	6.1
Financials	14.3
Health Care	12.8
Industrials	9.1
Information Technology	28.4
Materials	3.3
Real Estate	2.9
Utilities	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Large Cap Equity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,072.20	1,021.17	4.18	4.08	0.80
Advisor Class	1,000.00	1,000.00	1,073.70	1,022.43	2.87	2.80	0.55
Class C	1,000.00	1,000.00	1,068.30	1,017.39	8.08	7.88	1.55
Institutional Class	1,000.00	1,000.00	1,073.90	1,022.43	2.88	2.80	0.55
Institutional 2 Class	1,000.00	1,000.00	1,074.70	1,022.79	2.51	2.45	0.48
Institutional 3 Class	1,000.00	1,000.00	1,074.40	1,023.04	2.25	2.19	0.43
Class T	1,000.00	1,000.00	1,072.30	1,021.17	4.18	4.08	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Automobiles 1.3%
General Motors Co.	247,498	8,922,303
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.	76,898	9,426,157
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	14,472	29,127,939
Media 2.6%
Comcast Corp., Class A	352,895	13,053,586
DISH Network Corp., Class A(a)	122,466	4,329,173
Total		17,382,759
Specialty Retail 2.4%
Home Depot, Inc. (The)	81,169	16,296,300
Textiles, Apparel & Luxury Goods 0.5%
Canada Goose Holdings, Inc.(a)	54,661	3,327,215
Total Consumer Discretionary		84,482,673
Consumer Staples 6.2%
Beverages 1.6%
PepsiCo, Inc.	95,695	10,718,797
Food & Staples Retailing 1.8%
Walmart, Inc.	128,865	12,352,999
Food Products 1.3%
Tyson Foods, Inc., Class A	134,724	8,462,014
Tobacco 1.5%
Philip Morris International, Inc.	130,013	10,126,713
Total Consumer Staples		41,660,523
Energy 6.1%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	361,523	6,192,889
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	138,313	16,384,558
EOG Resources, Inc.	79,586	9,409,453
Suncor Energy, Inc.	216,931	8,933,218
Total		34,727,229
Total Energy		40,920,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.3%
Banks 6.2%
Bank of America Corp.	615,131	19,026,002
JPMorgan Chase & Co.	197,151	22,589,562
Total		41,615,564
Capital Markets 3.5%
BlackRock, Inc.	23,137	11,084,011
Morgan Stanley	252,623	12,335,581
Total		23,419,592
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	101,232	21,129,143
Insurance 1.5%
Aflac, Inc.	210,445	9,730,977
Total Financials		95,895,276
Health Care 12.7%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	50,184	6,134,492
Biogen, Inc.(a)	19,060	6,737,519
BioMarin Pharmaceutical, Inc.(a)	45,656	4,564,687
Vertex Pharmaceuticals, Inc.(a)	33,699	6,214,096
Total		23,650,794
Health Care Providers & Services 1.9%
Humana, Inc.	39,139	13,043,463
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	110,161	6,670,249
Johnson & Johnson	172,913	23,289,652
Pfizer, Inc.	450,192	18,691,972
Total		48,651,873
Total Health Care		85,346,130
Industrials 9.0%
Aerospace & Defense 3.4%
L3 Technologies, Inc.	47,894	10,235,906
Lockheed Martin Corp.	39,335	12,603,327
Total		22,839,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.9%
Honeywell International, Inc.	80,926	12,872,089
Machinery 1.9%
Ingersoll-Rand PLC	123,030	12,461,709
Road & Rail 1.8%
Norfolk Southern Corp.	70,839	12,314,652
Total Industrials		60,487,683
Information Technology 28.3%
Communications Equipment 2.0%
Cisco Systems, Inc.	276,385	13,202,911
Internet Software & Services 6.7%
Alphabet, Inc., Class A(a)	7,214	8,886,205
Alphabet, Inc., Class C(a)	15,238	18,562,780
Facebook, Inc., Class A(a)	98,070	17,233,841
Total		44,682,826
IT Services 4.5%
Booz Allen Hamilton Holdings Corp.	136,810	6,999,199
FleetCor Technologies, Inc.(a)	38,736	8,279,433
MasterCard, Inc., Class A	68,859	14,843,246
Total		30,121,878
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	179,907	7,739,599
Broadcom, Inc.	45,947	10,063,771
NVIDIA Corp.	31,772	8,917,765
Total		26,721,135
Software 5.5%
Electronic Arts, Inc.(a)	56,414	6,397,912
Microsoft Corp.	274,948	30,884,909
Total		37,282,821
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	166,433	37,885,144
Total Information Technology		189,896,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 3.3%
DowDuPont, Inc.	189,210	13,269,297
Eastman Chemical Co.	91,948	8,921,715
Total		22,191,012
Total Materials		22,191,012
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	70,979	10,584,388
Equity LifeStyle Properties, Inc.	92,434	8,955,006
Total		19,539,394
Total Real Estate		19,539,394
Utilities 4.3%
Electric Utilities 2.8%
American Electric Power Co., Inc.	170,510	12,230,683
Xcel Energy, Inc.	143,364	6,888,640
Total		19,119,323
Multi-Utilities 1.5%
Ameren Corp.	156,409	9,889,741
Total Utilities		29,009,064
Total Common Stocks (Cost $458,011,221)		669,428,588

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	1,871,962	1,871,775
Total Money Market Funds (Cost $1,871,775)		1,871,775
Total Investments in Securities (Cost: $459,882,996)		671,300,363
Other Assets & Liabilities, Net		295,639
Net Assets		671,596,002

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	18,828,776	57,034,910	(73,991,724)	1,871,962	615	375	148,901	1,871,775
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	84,482,673	—	—	—	84,482,673
Consumer Staples	41,660,523	—	—	—	41,660,523
Energy	40,920,118	—	—	—	40,920,118
Financials	95,895,276	—	—	—	95,895,276
Health Care	85,346,130	—	—	—	85,346,130
Industrials	60,487,683	—	—	—	60,487,683
Information Technology	189,896,715	—	—	—	189,896,715
Materials	22,191,012	—	—	—	22,191,012
Real Estate	19,539,394	—	—	—	19,539,394
Utilities	29,009,064	—	—	—	29,009,064
Total Common Stocks	669,428,588	—	—	—	669,428,588
Money Market Funds	—	—	—	1,871,775	1,871,775
Total Investments in Securities	669,428,588	—	—	1,871,775	671,300,363
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $458,011,221)	$669,428,588
Affiliated issuers (cost $1,871,775)	1,871,775
Receivable for:
Capital shares sold	59,711
Dividends	1,363,798
Foreign tax reclaims	5,984
Expense reimbursement due from Investment Manager	7,069
Prepaid expenses	4,644
Other assets	28,925
Total assets	672,770,494
Liabilities
Due to custodian	781
Payable for:
Capital shares purchased	945,911
Management services fees	13,985
Distribution and/or service fees	1,295
Transfer agent fees	35,241
Compensation of board members	142,190
Compensation of chief compliance officer	72
Other expenses	35,017
Total liabilities	1,174,492
Net assets applicable to outstanding capital stock	$671,596,002
Represented by
Paid in capital	434,678,825
Undistributed net investment income	3,929,502
Accumulated net realized gain	21,570,308
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	211,417,367
Total - representing net assets applicable to outstanding capital stock	$671,596,002
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$157,278,166
Shares outstanding	10,335,145
Net asset value per share	$15.22
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.15
Advisor Class
Net assets	$521,253
Shares outstanding	34,612
Net asset value per share	$15.06
Class C
Net assets	$7,893,090
Shares outstanding	567,077
Net asset value per share	$13.92
Institutional Class
Net assets	$172,773,346
Shares outstanding	11,429,239
Net asset value per share	$15.12
Institutional 2 Class
Net assets	$4,155,884
Shares outstanding	267,165
Net asset value per share	$15.56
Institutional 3 Class
Net assets	$328,971,387
Shares outstanding	22,062,331
Net asset value per share	$14.91
Class T
Net assets	$2,876
Shares outstanding	189
Net asset value per share(a)	$15.20
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$15.59

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,828,945
Dividends — affiliated issuers	148,901
Foreign taxes withheld	(25,811)
Total income	5,952,035
Expenses:
Management services fees	2,479,281
Distribution and/or service fees
Class A	188,718
Class C	40,837
Class T	4
Transfer agent fees
Class A	109,219
Advisor Class	712
Class C	5,911
Institutional Class	122,495
Institutional 2 Class	1,262
Institutional 3 Class	11,193
Class T	2
Compensation of board members	11,509
Custodian fees	3,698
Printing and postage fees	17,312
Registration fees	55,162
Audit fees	15,401
Legal fees	7,050
Compensation of chief compliance officer	66
Other	14,319
Total expenses	3,084,151
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,253,600)
Expense reduction	(1,660)
Total net expenses	1,828,891
Net investment income	4,123,144
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,874,725
Investments — affiliated issuers	615
Foreign currency translations	(1,347)
Options purchased	(28,312)
Options contracts written	(701,480)
Net realized gain	22,144,201
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,657,124
Investments — affiliated issuers	375
Net change in unrealized appreciation (depreciation)	20,657,499
Net realized and unrealized gain	42,801,700
Net increase in net assets resulting from operations	$46,924,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018 (a),(b)
Operations
Net investment income	$4,123,144	$5,507,546
Net realized gain	22,144,201	53,265,099
Net change in unrealized appreciation (depreciation)	20,657,499	54,649,119
Net increase in net assets resulting from operations	46,924,844	113,421,764
Distributions to shareholders
Net investment income
Class A	(166,058)	(801,525)
Advisor Class	(980)	(167)
Institutional Class	(255,688)	(1,344,319)
Institutional 2 Class	(6,726)	(86,368)
Institutional 3 Class	(540,085)	(2,945,134)
Class T	(3)	(16)
Net realized gains
Class A	(6,163,482)	(6,926,613)
Advisor Class	(22,278)	(961)
Class B	—	(575)
Class C	(370,295)	(380,541)
Institutional Class	(6,977,370)	(8,214,462)
Institutional 2 Class	(169,196)	(489,290)
Institutional 3 Class	(13,076,221)	(15,743,846)
Class T	(117)	(133)
Total distributions to shareholders	(27,748,499)	(36,933,950)
Decrease in net assets from capital stock activity	(16,993,050)	(12,862,070)
Total increase in net assets	2,183,295	63,625,744
Net assets at beginning of period	669,412,707	605,786,963
Net assets at end of period	$671,596,002	$669,412,707
Undistributed net investment income	$3,929,502	$775,898

(a)	Advisor Class shares are based on operations from July 5, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	754,845	10,987,471	1,158,222	16,477,376
Distributions reinvested	141,028	2,035,031	157,792	2,256,706
Redemptions	(650,828)	(9,580,308)	(1,607,372)	(22,500,825)
Net increase (decrease)	245,045	3,442,194	(291,358)	(3,766,743)
Advisor Class
Subscriptions	112,443	1,645,823	16,293	244,523
Distributions reinvested	1,620	23,140	70	1,001
Redemptions	(95,811)	(1,400,097)	(3)	(40)
Net increase	18,252	268,866	16,360	245,484
Class B
Subscriptions	—	—	5	62
Distributions reinvested	—	—	38	488
Redemptions	—	—	(9,001)	(114,088)
Net decrease	—	—	(8,958)	(113,538)
Class C
Subscriptions	110,406	1,480,667	307,336	4,022,730
Distributions reinvested	24,980	330,235	25,865	341,429
Redemptions	(169,473)	(2,288,229)	(199,221)	(2,588,503)
Net increase (decrease)	(34,087)	(477,327)	133,980	1,775,656
Class I
Subscriptions	—	—	32,752	408,575
Redemptions	—	—	(23,277,026)	(303,501,028)
Net decrease	—	—	(23,244,274)	(303,092,453)
Institutional Class
Subscriptions	328,351	4,784,714	1,052,609	14,741,755
Distributions reinvested	321,279	4,603,923	405,366	5,750,228
Redemptions	(804,948)	(11,768,191)	(2,058,740)	(29,109,319)
Net decrease	(155,318)	(2,379,554)	(600,765)	(8,617,336)
Institutional 2 Class
Subscriptions	42,046	644,285	1,080,548	15,409,873
Distributions reinvested	11,927	175,801	39,488	575,502
Redemptions	(499,846)	(7,597,722)	(427,042)	(6,232,531)
Net increase (decrease)	(445,873)	(6,777,636)	692,994	9,752,844
Institutional 3 Class
Subscriptions	2,047,658	29,673,788	25,681,224	331,789,288
Distributions reinvested	963,636	13,616,182	1,336,438	18,688,820
Redemptions	(3,711,368)	(54,359,563)	(4,255,257)	(59,524,092)
Net increase (decrease)	(700,074)	(11,069,593)	22,762,405	290,954,016
Total net decrease	(1,072,055)	(16,993,050)	(539,616)	(12,862,070)

(a)	Advisor Class shares are based on operations from July 5, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$14.82	0.08	0.96	1.04	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2018	$13.16	0.09	2.36	2.45	(0.08)	(0.71)	(0.79)
Year Ended 2/28/2017	$10.85	0.12	2.43	2.55	(0.12)	(0.12)	(0.24)
Year Ended 2/29/2016	$12.86	0.05	(0.62)	(0.57)	(0.20)	(1.24)	(1.44)
Year Ended 2/28/2015	$13.10	0.23	1.53	1.76	(0.10)	(1.90)	(2.00)
Year Ended 2/28/2014	$15.21	0.11	3.03	3.14	(0.13)	(5.12)	(5.25)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$14.66	0.09	0.96	1.05	(0.03)	(0.62)	(0.65)
Year Ended 2/28/2018(g)	$13.61	0.11	1.63	1.74	(0.10)	(0.59)	(0.69)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$13.64	0.02	0.88	0.90	—	(0.62)	(0.62)
Year Ended 2/28/2018	$12.18	(0.02)	2.19	2.17	—	(0.71)	(0.71)
Year Ended 2/28/2017	$10.07	0.03	2.24	2.27	(0.04)	(0.12)	(0.16)
Year Ended 2/29/2016	$12.04	(0.04)	(0.57)	(0.61)	(0.12)	(1.24)	(1.36)
Year Ended 2/28/2015	$12.39	0.14	1.42	1.56	(0.01)	(1.90)	(1.91)
Year Ended 2/28/2014	$14.63	0.00 (e)	2.89	2.89	(0.01)	(5.12)	(5.13)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$14.71	0.09	0.96	1.05	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2018	$13.06	0.12	2.35	2.47	(0.11)	(0.71)	(0.82)
Year Ended 2/28/2017	$10.78	0.15	2.40	2.55	(0.15)	(0.12)	(0.27)
Year Ended 2/29/2016	$12.78	0.07	(0.60)	(0.53)	(0.23)	(1.24)	(1.47)
Year Ended 2/28/2015	$13.03	0.25	1.53	1.78	(0.13)	(1.90)	(2.03)
Year Ended 2/28/2014	$15.15	0.15	3.02	3.17	(0.17)	(5.12)	(5.29)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$15.11	0.11	0.98	1.09	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2018	$13.41	0.13	2.40	2.53	(0.12)	(0.71)	(0.83)
Year Ended 2/28/2017	$11.05	0.15	2.49	2.64	(0.16)	(0.12)	(0.28)
Year Ended 2/29/2016	$13.07	0.06	(0.60)	(0.54)	(0.24)	(1.24)	(1.48)
Year Ended 2/28/2015	$13.28	0.39	1.44	1.83	(0.14)	(1.90)	(2.04)
Year Ended 2/28/2014	$15.35	0.23	3.00	3.23	(0.18)	(5.12)	(5.30)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$14.51	0.10	0.94	1.04	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2018(h)	$13.08	0.14	2.13	2.27	(0.13)	(0.71)	(0.84)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	—	$15.22	7.22%	1.19% (c)	0.80% (c),(d)	1.01% (c)	15%	$157,278
Year Ended 2/28/2018	—	$14.82	18.87%	1.19%	1.13% (d)	0.61%	45%	$149,489
Year Ended 2/28/2017	—	$13.16	23.66%	1.22%	1.17% (d)	0.98%	67%	$136,584
Year Ended 2/29/2016	0.00 (e)	$10.85	(5.38%) (f)	1.25%	1.18% (d)	0.41%	102%	$119,928
Year Ended 2/28/2015	—	$12.86	14.26%	1.25%	1.18% (d)	1.79%	150%	$139,311
Year Ended 2/28/2014	—	$13.10	23.89%	1.25%	1.19% (d)	0.75%	184%	$133,450
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	—	$15.06	7.37%	0.93% (c)	0.55% (c),(d)	1.24% (c)	15%	$521
Year Ended 2/28/2018(g)	—	$14.66	12.96%	0.97% (c)	0.69% (c),(d)	1.17% (c)	45%	$240
Class C
Six Months Ended 8/31/2018 (Unaudited)	—	$13.92	6.83%	1.94% (c)	1.55% (c),(d)	0.27% (c)	15%	$7,893
Year Ended 2/28/2018	—	$13.64	18.03%	1.94%	1.87% (d)	(0.15%)	45%	$8,199
Year Ended 2/28/2017	—	$12.18	22.66%	1.97%	1.92% (d)	0.23%	67%	$5,692
Year Ended 2/29/2016	0.00 (e)	$10.07	(6.05%) (f)	2.00%	1.93% (d)	(0.35%)	102%	$4,739
Year Ended 2/28/2015	—	$12.04	13.38%	2.00%	1.93% (d)	1.16%	150%	$5,772
Year Ended 2/28/2014	—	$12.39	23.01%	2.00%	1.94% (d)	0.01%	184%	$4,245
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	—	$15.12	7.39%	0.94% (c)	0.55% (c),(d)	1.27% (c)	15%	$172,773
Year Ended 2/28/2018	—	$14.71	19.21%	0.94%	0.88% (d)	0.86%	45%	$170,394
Year Ended 2/28/2017	—	$13.06	23.83%	0.97%	0.92% (d)	1.23%	67%	$159,193
Year Ended 2/29/2016	0.00 (e)	$10.78	(5.09%) (f)	1.00%	0.93% (d)	0.55%	102%	$149,765
Year Ended 2/28/2015	—	$12.78	14.54%	1.00%	0.93% (d)	1.92%	150%	$209,909
Year Ended 2/28/2014	—	$13.03	24.25%	1.00%	0.94% (d)	1.00%	184%	$255,142
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$15.56	7.47%	0.85% (c)	0.48% (c)	1.46% (c)	15%	$4,156
Year Ended 2/28/2018	—	$15.11	19.15%	0.86%	0.80%	0.90%	45%	$10,777
Year Ended 2/28/2017	—	$13.41	24.09%	0.86%	0.83%	1.21%	67%	$269
Year Ended 2/29/2016	0.00 (e)	$11.05	(5.05%) (f)	0.86%	0.84%	0.47%	102%	$153
Year Ended 2/28/2015	—	$13.07	14.67%	0.86%	0.85%	2.98%	150%	$143
Year Ended 2/28/2014	—	$13.28	24.40%	0.86%	0.83%	1.77%	184%	$66
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$14.91	7.44%	0.80% (c)	0.43% (c)	1.40% (c)	15%	$328,971
Year Ended 2/28/2018(h)	—	$14.51	17.63%	0.81%	0.76%	0.98%	45%	$330,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class T
Six Months Ended 8/31/2018 (Unaudited)	$14.80	0.07	0.97	1.04	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2018	$13.15	0.09	2.35	2.44	(0.08)	(0.71)	(0.79)
Year Ended 2/28/2017	$10.85	0.12	2.42	2.54	(0.12)	(0.12)	(0.24)
Year Ended 2/29/2016	$12.86	0.04	(0.61)	(0.57)	(0.20)	(1.24)	(1.44)
Year Ended 2/28/2015	$13.10	0.23	1.53	1.76	(0.10)	(1.90)	(2.00)
Year Ended 2/28/2014	$15.20	0.11	3.04	3.15	(0.13)	(5.12)	(5.25)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.
(g)	Advisor Class shares commenced operations on July 5, 2017. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class T
Six Months Ended 8/31/2018 (Unaudited)	—	$15.20	7.23%	1.17% (c)	0.80% (c),(d)	0.99% (c)	15%	$3
Year Ended 2/28/2018	—	$14.80	18.81%	1.17%	1.12% (d)	0.60%	45%	$3
Year Ended 2/28/2017	—	$13.15	23.57%	1.22%	1.17% (d)	0.98%	67%	$2
Year Ended 2/29/2016	0.00 (e)	$10.85	(5.36%) (f)	1.20%	1.18% (d)	0.37%	102%	$2
Year Ended 2/28/2015	—	$12.86	14.29%	1.16%	1.16% (d)	1.74%	150%	$2
Year Ended 2/28/2014	—	$13.10	24.01%	1.21%	1.19% (d)	0.75%	184%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	17

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investment. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	(701,480)	(28,312)	(729,792)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average value ($)*
Options contracts — purchased	68,411
Options contracts — written	(205,642)

*	Based on the ending daily outstanding amounts for the six months ended August 31, 2018.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.76% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $1,660.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	35,745
Class C	1,765
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2019
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.49
Institutional 3 Class	0.43
Class T	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
459,883,000	218,350,000	(6,933,000)	211,417,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $91,760,642 and $115,429,846, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholder of record owned 24.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Select Large Cap Equity Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Equity Fund | Semiannual Report 2018	31

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Large Cap Equity Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR172_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Large Cap Enhanced Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Enhanced Core Fund   |  Semiannual Report 2018

Columbia Large Cap Enhanced Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Enhanced Core Fund (the Fund) seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2009
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	7.95	20.92	14.60	10.91
Advisor Class*	07/01/15	8.04	21.21	14.78	10.99
Institutional Class	07/31/96	8.09	21.24	14.89	11.19
Institutional 2 Class*	06/25/14	8.10	21.33	14.94	11.07
Institutional 3 Class*	07/15/09	8.16	21.40	15.05	11.29
Class R	01/23/06	7.80	20.63	14.32	10.64
S&P 500 Index		7.96	19.66	14.52	10.86
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Microsoft Corp.	4.3
Apple, Inc.	3.9
Amazon.com, Inc.	2.6
Facebook, Inc., Class A	2.4
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class A	2.2
Visa, Inc., Class A	1.8
Pfizer, Inc.	1.7
MasterCard, Inc., Class A	1.6
Boeing Co. (The)	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	12.4
Consumer Staples	6.8
Energy	6.0
Financials	13.8
Health Care	14.7
Industrials	9.7
Information Technology	26.8
Materials	2.3
Real Estate	2.6
Telecommunication Services	1.7
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.50	1,020.72	4.66	4.53	0.89
Advisor Class	1,000.00	1,000.00	1,080.40	1,021.98	3.36	3.26	0.64
Institutional Class	1,000.00	1,000.00	1,080.90	1,021.98	3.36	3.26	0.64
Institutional 2 Class	1,000.00	1,000.00	1,081.00	1,022.43	2.88	2.80	0.55
Institutional 3 Class	1,000.00	1,000.00	1,081.60	1,022.68	2.62	2.55	0.50
Class R	1,000.00	1,000.00	1,078.00	1,019.46	5.97	5.80	1.14
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	44,200	3,430,804
Marriott International, Inc., Class A	28,300	3,579,101
Total		7,009,905
Household Durables 0.5%
PulteGroup, Inc.	72,600	2,029,170
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	5,540	11,150,414
Booking Holdings, Inc.(a)	2,240	4,371,472
Total		15,521,886
Media 2.3%
Comcast Corp., Class A	166,900	6,173,631
News Corp., Class A	60,300	788,121
Viacom, Inc., Class B	93,100	2,725,968
Total		9,687,720
Multiline Retail 1.2%
Kohl’s Corp.	37,700	2,982,447
Macy’s, Inc.	52,500	1,918,875
Total		4,901,322
Specialty Retail 1.9%
Best Buy Co., Inc.	39,000	3,102,840
Foot Locker, Inc.	55,600	2,741,080
Home Depot, Inc. (The)	10,700	2,148,239
Total		7,992,159
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	20,500	2,722,605
VF Corp.	28,000	2,579,640
Total		5,302,245
Total Consumer Discretionary		52,444,407
Consumer Staples 6.7%
Food & Staples Retailing 3.0%
Kroger Co. (The)	100,100	3,153,150
Walgreens Boots Alliance, Inc.	59,100	4,051,896
Walmart, Inc.	57,400	5,502,364
Total		12,707,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
Kellogg Co.	6,000	430,740
Mondelez International, Inc., Class A	50,600	2,161,632
Tyson Foods, Inc., Class A	47,900	3,008,599
Total		5,600,971
Household Products 1.0%
Kimberly-Clark Corp.	32,500	3,755,050
Procter & Gamble Co. (The)	5,800	481,110
Total		4,236,160
Tobacco 1.4%
Altria Group, Inc.	31,100	1,819,972
Philip Morris International, Inc.	56,600	4,408,574
Total		6,228,546
Total Consumer Staples		28,773,087
Energy 5.9%
Energy Equipment & Services 0.3%
National Oilwell Varco, Inc.	26,500	1,247,355
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	20,200	2,392,892
ConocoPhillips	63,700	4,677,491
Exxon Mobil Corp.	33,200	2,661,644
HollyFrontier Corp.	37,700	2,809,404
Marathon Oil Corp.	164,000	3,527,640
Marathon Petroleum Corp.	47,500	3,908,775
Valero Energy Corp.	34,600	4,078,648
Total		24,056,494
Total Energy		25,303,849
Financials 13.6%
Banks 6.0%
Bank of America Corp.	62,600	1,936,218
Citigroup, Inc.	86,900	6,190,756
Citizens Financial Group, Inc.	76,900	3,165,204
Fifth Third Bancorp	109,000	3,207,870
JPMorgan Chase & Co.	85,800	9,830,964
Wells Fargo & Co.	22,800	1,333,344
Total		25,664,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	18,900	985,635
BlackRock, Inc.	8,100	3,880,386
Invesco Ltd.	29,400	708,540
S&P Global, Inc.	19,600	4,058,180
State Street Corp.	23,000	1,998,930
T. Rowe Price Group, Inc.	30,500	3,534,645
Total		15,166,316
Consumer Finance 0.9%
Capital One Financial Corp.	39,000	3,864,510
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(a)	18,100	3,777,832
Insurance 2.3%
Allstate Corp. (The)	33,800	3,399,266
MetLife, Inc.	65,300	2,996,617
Prudential Financial, Inc.	36,100	3,546,825
Total		9,942,708
Total Financials		58,415,722
Health Care 14.5%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	16,400	2,004,736
Biogen, Inc.(a)	7,850	2,774,896
Celgene Corp.(a)	9,300	878,385
Gilead Sciences, Inc.	24,100	1,825,093
Regeneron Pharmaceuticals, Inc.(a)	2,350	955,863
Vertex Pharmaceuticals, Inc.(a)	16,600	3,061,040
Total		11,500,013
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	75,700	5,059,788
Baxter International, Inc.	49,500	3,681,315
Danaher Corp.	11,600	1,201,064
Total		9,942,167
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	4,600	413,862
CIGNA Corp.	18,500	3,484,290
Express Scripts Holding Co.(a)	45,200	3,978,504
Humana, Inc.	11,850	3,949,131
Common Stocks (continued)
Issuer	Shares	Value ($)
McKesson Corp.	7,500	965,625
UnitedHealth Group, Inc.	4,600	1,234,916
Total		14,026,328
Pharmaceuticals 6.2%
Allergan PLC	14,800	2,837,308
Bristol-Myers Squibb Co.	78,200	4,735,010
Eli Lilly & Co.	46,000	4,859,900
Johnson & Johnson	28,200	3,798,258
Merck & Co., Inc.	5,800	397,822
Perrigo Co. PLC	34,600	2,647,246
Pfizer, Inc.	174,200	7,232,784
Total		26,508,328
Total Health Care		61,976,836
Industrials 9.5%
Aerospace & Defense 2.7%
Boeing Co. (The)	18,300	6,273,057
General Dynamics Corp.	18,600	3,597,240
Raytheon Co.	8,600	1,715,184
Total		11,585,481
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	34,400	3,305,152
Airlines 0.9%
Delta Air Lines, Inc.	65,300	3,818,744
Electrical Equipment 1.3%
AMETEK, Inc.	25,300	1,947,088
Emerson Electric Co.	47,100	3,613,983
Total		5,561,071
Industrial Conglomerates 1.2%
Honeywell International, Inc.	32,200	5,121,732
Machinery 1.1%
Illinois Tool Works, Inc.	23,200	3,222,016
Pentair PLC	15,100	656,548
Snap-On, Inc.	5,200	919,256
Total		4,797,820
Professional Services 0.2%
Robert Half International, Inc.	10,800	844,344

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.5%
CSX Corp.	31,900	2,365,704
Trading Companies & Distributors 0.8%
W.W. Grainger, Inc.	9,400	3,328,258
Total Industrials		40,728,306
Information Technology 26.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	130,400	6,229,208
Internet Software & Services 5.4%
Alphabet, Inc., Class A(a)	7,680	9,460,224
Facebook, Inc., Class A(a)	58,100	10,209,913
VeriSign, Inc.(a)	22,200	3,521,142
Total		23,191,279
IT Services 3.9%
MasterCard, Inc., Class A	31,000	6,682,360
Paychex, Inc.	33,400	2,446,550
Visa, Inc., Class A	52,900	7,770,481
Total		16,899,391
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	13,000	2,847,390
Intel Corp.	24,700	1,196,221
Micron Technology, Inc.(a)	54,700	2,872,844
Qorvo, Inc.(a)	32,300	2,586,907
QUALCOMM, Inc.	70,300	4,830,313
Total		14,333,675
Software 6.7%
Adobe Systems, Inc.(a)	21,000	5,533,710
Electronic Arts, Inc.(a)	19,800	2,245,518
Microsoft Corp.(b)	161,300	18,118,829
Oracle Corp.	60,700	2,948,806
Total		28,846,863
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	71,975	16,383,669
HP, Inc.	149,500	3,685,175
NetApp, Inc.	42,500	3,689,425
Total		23,758,269
Total Information Technology		113,258,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.3%
Chemicals 1.6%
Eastman Chemical Co.	30,300	2,940,009
LyondellBasell Industries NV, Class A	32,800	3,699,184
Total		6,639,193
Containers & Packaging 0.7%
Avery Dennison Corp.	29,200	3,071,256
Total Materials		9,710,449
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.1%
American Tower Corp.	28,300	4,220,096
Host Hotels & Resorts, Inc.	155,900	3,356,527
Simon Property Group, Inc.	7,400	1,354,422
Total		8,931,045
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	37,900	1,849,899
Total Real Estate		10,780,944
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	43,100	1,376,614
Verizon Communications, Inc.	107,400	5,839,338
Total		7,215,952
Total Telecommunication Services		7,215,952
Utilities 3.1%
Electric Utilities 0.9%
Entergy Corp.	38,200	3,193,138
Exelon Corp.	15,100	660,021
Total		3,853,159
Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc.	96,600	3,418,674
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	95,000	2,640,050
Public Service Enterprise Group, Inc.	64,500	3,376,575
Total		6,016,625
Total Utilities		13,288,458
Total Common Stocks (Cost $290,037,229)		421,896,695

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(c),(d)	4,705,293	4,704,822
Total Money Market Funds (Cost $4,704,822)		4,704,822
Total Investments in Securities (Cost: $294,742,051)		426,601,517
Other Assets & Liabilities, Net		1,353,043
Net Assets		427,954,560
At August 31, 2018, securities and/or cash totaling $365,073 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	39	09/2018	USD	5,659,095	237,911	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	14,323,611	61,583,214	(71,201,532)	4,705,293	(1,373)	1,026	93,119	4,704,822
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	52,444,407	—	—	—	52,444,407
Consumer Staples	28,773,087	—	—	—	28,773,087
Energy	25,303,849	—	—	—	25,303,849
Financials	58,415,722	—	—	—	58,415,722
Health Care	61,976,836	—	—	—	61,976,836
Industrials	40,728,306	—	—	—	40,728,306
Information Technology	113,258,685	—	—	—	113,258,685
Materials	9,710,449	—	—	—	9,710,449
Real Estate	10,780,944	—	—	—	10,780,944
Telecommunication Services	7,215,952	—	—	—	7,215,952
Utilities	13,288,458	—	—	—	13,288,458
Total Common Stocks	421,896,695	—	—	—	421,896,695
Money Market Funds	—	—	—	4,704,822	4,704,822
Total Investments in Securities	421,896,695	—	—	4,704,822	426,601,517
Investments in Derivatives
Asset
Futures Contracts	237,911	—	—	—	237,911
Total	422,134,606	—	—	4,704,822	426,839,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $290,037,229)	$421,896,695
Affiliated issuers (cost $4,704,822)	4,704,822
Receivable for:
Capital shares sold	1,141,261
Dividends	757,010
Foreign tax reclaims	3,417
Variation margin for futures contracts	712
Expense reimbursement due from Investment Manager	3,783
Prepaid expenses	3,879
Other assets	15,080
Total assets	428,526,659
Liabilities
Due to custodian	103
Payable for:
Capital shares purchased	360,720
Management services fees	8,770
Distribution and/or service fees	1,058
Transfer agent fees	58,675
Compensation of board members	110,431
Compensation of chief compliance officer	44
Other expenses	32,298
Total liabilities	572,099
Net assets applicable to outstanding capital stock	$427,954,560
Represented by
Paid in capital	276,244,398
Undistributed net investment income	2,362,691
Accumulated net realized gain	17,250,094
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	131,859,466
Futures contracts	237,911
Total - representing net assets applicable to outstanding capital stock	$427,954,560
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$69,589,231
Shares outstanding	2,682,870
Net asset value per share	$25.94
Advisor Class
Net assets	$2,537,360
Shares outstanding	98,880
Net asset value per share	$25.66
Institutional Class
Net assets	$267,815,100
Shares outstanding	10,337,678
Net asset value per share	$25.91
Institutional 2 Class
Net assets	$14,163,550
Shares outstanding	548,722
Net asset value per share	$25.81
Institutional 3 Class
Net assets	$31,276,317
Shares outstanding	1,206,619
Net asset value per share	$25.92
Class R
Net assets	$42,573,002
Shares outstanding	1,645,825
Net asset value per share	$25.87
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,865,091
Dividends — affiliated issuers	93,119
Total income	3,958,210
Expenses:
Management services fees	1,527,665
Distribution and/or service fees
Class A	78,333
Class R	100,575
Transfer agent fees
Class A	50,882
Advisor Class	1,124
Institutional Class	211,755
Institutional 2 Class	3,600
Institutional 3 Class	1,531
Class R	32,649
Compensation of board members	9,466
Custodian fees	5,562
Printing and postage fees	13,956
Registration fees	47,683
Audit fees	16,169
Legal fees	5,872
Compensation of chief compliance officer	41
Other	6,494
Total expenses	2,113,357
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(658,204)
Total net expenses	1,455,153
Net investment income	2,503,057
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,708,234
Investments — affiliated issuers	(1,373)
Futures contracts	769,165
Net realized gain	19,476,026
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,419,911
Investments — affiliated issuers	1,026
Futures contracts	(236,759)
Net change in unrealized appreciation (depreciation)	10,184,178
Net realized and unrealized gain	29,660,204
Net increase in net assets resulting from operations	$32,163,261
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$2,503,057	$5,850,194
Net realized gain	19,476,026	50,769,434
Net change in unrealized appreciation (depreciation)	10,184,178	15,241,732
Net increase in net assets resulting from operations	32,163,261	71,861,360
Distributions to shareholders
Net investment income
Class A	(94,899)	(778,745)
Advisor Class	(3,065)	(9,034)
Institutional Class	(502,566)	(3,990,772)
Institutional 2 Class	(25,292)	(170,715)
Institutional 3 Class	(65,357)	(337,867)
Class R	(46,095)	(388,883)
Net realized gains
Class A	(2,603,487)	(6,844,706)
Advisor Class	(66,728)	(61,423)
Institutional Class	(10,939,594)	(29,395,242)
Institutional 2 Class	(512,370)	(1,167,063)
Institutional 3 Class	(1,275,048)	(2,428,190)
Class R	(1,709,703)	(4,234,624)
Total distributions to shareholders	(17,844,204)	(49,807,264)
Increase (decrease) in net assets from capital stock activity	13,568,707	(18,343,467)
Total increase in net assets	27,887,764	3,710,629
Net assets at beginning of period	400,066,796	396,356,167
Net assets at end of period	$427,954,560	$400,066,796
Undistributed net investment income	$2,362,691	$596,908
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	448,279	11,268,389	400,829	9,879,467
Distributions reinvested	89,671	2,213,984	260,995	6,274,910
Redemptions	(263,314)	(6,659,309)	(1,571,086)	(38,358,017)
Net increase (decrease)	274,636	6,823,064	(909,262)	(22,203,640)
Advisor Class
Subscriptions	77,082	1,914,057	38,345	927,521
Distributions reinvested	2,854	69,661	2,944	70,077
Redemptions	(7,740)	(186,513)	(25,629)	(612,922)
Net increase	72,196	1,797,205	15,660	384,676
Class I
Redemptions	—	—	(454,904)	(10,723,764)
Net decrease	—	—	(454,904)	(10,723,764)
Institutional Class
Subscriptions	876,322	21,904,131	1,518,335	37,092,703
Distributions reinvested	163,126	4,021,052	393,096	9,433,249
Redemptions	(1,111,151)	(27,821,883)	(2,280,542)	(55,947,390)
Net decrease	(71,703)	(1,896,700)	(369,111)	(9,421,438)
Institutional 2 Class
Subscriptions	130,036	3,279,007	212,420	5,231,812
Distributions reinvested	21,895	537,519	55,939	1,337,369
Redemptions	(63,089)	(1,578,725)	(107,276)	(2,623,687)
Net increase	88,842	2,237,801	161,083	3,945,494
Institutional 3 Class
Subscriptions	1,100,900	27,477,001	1,765,484	43,060,637
Distributions reinvested	54,321	1,339,019	115,226	2,762,074
Redemptions	(1,072,457)	(27,199,551)	(967,850)	(24,287,771)
Net increase	82,764	1,616,469	912,860	21,534,940
Class R
Subscriptions	375,221	9,391,107	575,462	14,169,766
Distributions reinvested	41,880	1,031,513	96,196	2,308,217
Redemptions	(296,568)	(7,431,752)	(744,144)	(18,337,718)
Net increase (decrease)	120,533	2,990,868	(72,486)	(1,859,735)
Total net increase (decrease)	567,268	13,568,707	(716,160)	(18,343,467)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$25.12	0.13	1.81	1.94	(0.04)	(1.08)	(1.12)
Year Ended 2/28/2018	$23.81	0.32	4.16	4.48	(0.32)	(2.85)	(3.17)
Year Ended 2/28/2017	$19.69	0.29	4.14	4.43	(0.31)	—	(0.31)
Year Ended 2/29/2016	$22.05	0.27	(2.20)	(1.93)	(0.43)	—	(0.43)
Year Ended 2/28/2015	$18.77	0.51	2.97	3.48	(0.20)	—	(0.20)
Year Ended 2/28/2014	$15.04	0.23	3.76	3.99	(0.26)	—	(0.26)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$24.85	0.17	1.77	1.94	(0.05)	(1.08)	(1.13)
Year Ended 2/28/2018	$23.58	0.37	4.13	4.50	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.49	0.36	4.09	4.45	(0.36)	—	(0.36)
Year Ended 2/29/2016(e)	$21.32	0.20	(1.74)	(1.54)	(0.29)	—	(0.29)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$25.07	0.16	1.81	1.97	(0.05)	(1.08)	(1.13)
Year Ended 2/28/2018	$23.77	0.38	4.15	4.53	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.65	0.34	4.14	4.48	(0.36)	—	(0.36)
Year Ended 2/29/2016	$22.01	0.34	(2.22)	(1.88)	(0.48)	—	(0.48)
Year Ended 2/28/2015	$18.73	0.47	3.06	3.53	(0.25)	—	(0.25)
Year Ended 2/28/2014	$14.99	0.27	3.77	4.04	(0.30)	—	(0.30)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$24.98	0.18	1.78	1.96	(0.05)	(1.08)	(1.13)
Year Ended 2/28/2018	$23.69	0.40	4.14	4.54	(0.40)	(2.85)	(3.25)
Year Ended 2/28/2017	$19.58	0.36	4.13	4.49	(0.38)	—	(0.38)
Year Ended 2/29/2016	$21.93	0.37	(2.22)	(1.85)	(0.50)	—	(0.50)
Year Ended 2/28/2015(f)	$19.88	0.62	1.66	2.28	(0.23)	—	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$25.94	7.95%	1.21% (c)	0.89% (c)	1.05% (c)	51%	$69,589
Year Ended 2/28/2018	$25.12	19.81%	1.23%	0.89%	1.31%	70%	$60,502
Year Ended 2/28/2017	$23.81	22.62%	1.24%	0.89% (d)	1.32%	79%	$79,005
Year Ended 2/29/2016	$19.69	(8.94%)	1.25%	0.90%	1.27%	89%	$75,126
Year Ended 2/28/2015	$22.05	18.60%	1.27%	0.90% (d)	2.51%	91%	$85,261
Year Ended 2/28/2014	$18.77	26.58%	1.26%	0.89% (d)	1.34%	101%	$25,474
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$25.66	8.04%	0.97% (c)	0.64% (c)	1.37% (c)	51%	$2,537
Year Ended 2/28/2018	$24.85	20.12%	0.98%	0.64%	1.48%	70%	$663
Year Ended 2/28/2017	$23.58	22.98%	0.99%	0.64% (d)	1.64%	79%	$260
Year Ended 2/29/2016(e)	$19.49	(7.31%)	1.01% (c)	0.65% (c)	1.49% (c)	89%	$120
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$25.91	8.09%	0.96% (c)	0.64% (c)	1.30% (c)	51%	$267,815
Year Ended 2/28/2018	$25.07	20.08%	0.98%	0.64%	1.56%	70%	$260,985
Year Ended 2/28/2017	$23.77	22.94%	0.99%	0.64% (d)	1.57%	79%	$256,195
Year Ended 2/29/2016	$19.65	(8.73%)	1.00%	0.65%	1.61%	89%	$299,136
Year Ended 2/28/2015	$22.01	18.92%	1.02%	0.65% (d)	2.32%	91%	$330,450
Year Ended 2/28/2014	$18.73	27.03%	1.01%	0.64% (d)	1.57%	101%	$217,477
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$25.81	8.10%	0.86% (c)	0.55% (c)	1.40% (c)	51%	$14,164
Year Ended 2/28/2018	$24.98	20.20%	0.87%	0.55%	1.63%	70%	$11,486
Year Ended 2/28/2017	$23.69	23.08%	0.86%	0.56%	1.66%	79%	$7,078
Year Ended 2/29/2016	$19.58	(8.62%)	0.84%	0.55%	1.78%	89%	$2,969
Year Ended 2/28/2015(f)	$21.93	11.49%	0.88% (c)	0.55% (c)	4.41% (c)	91%	$424
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$25.07	0.19	1.80	1.99	(0.06)	(1.08)	(1.14)
Year Ended 2/28/2018	$23.77	0.44	4.13	4.57	(0.42)	(2.85)	(3.27)
Year Ended 2/28/2017	$19.65	0.37	4.14	4.51	(0.39)	—	(0.39)
Year Ended 2/29/2016	$22.01	0.38	(2.23)	(1.85)	(0.51)	—	(0.51)
Year Ended 2/28/2015	$18.73	0.46	3.10	3.56	(0.28)	—	(0.28)
Year Ended 2/28/2014	$15.00	0.29	3.76	4.05	(0.32)	—	(0.32)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$25.08	0.10	1.80	1.90	(0.03)	(1.08)	(1.11)
Year Ended 2/28/2018	$23.78	0.26	4.15	4.41	(0.26)	(2.85)	(3.11)
Year Ended 2/28/2017	$19.66	0.23	4.15	4.38	(0.26)	—	(0.26)
Year Ended 2/29/2016	$22.02	0.25	(2.24)	(1.99)	(0.37)	—	(0.37)
Year Ended 2/28/2015	$18.75	0.43	2.99	3.42	(0.15)	—	(0.15)
Year Ended 2/28/2014	$15.03	0.18	3.76	3.94	(0.22)	—	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(f)	Institutional 2 Class shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$25.92	8.16%	0.81% (c)	0.50% (c)	1.47% (c)	51%	$31,276
Year Ended 2/28/2018	$25.07	20.24%	0.82%	0.50%	1.77%	70%	$28,180
Year Ended 2/28/2017	$23.77	23.11%	0.81%	0.51%	1.71%	79%	$5,016
Year Ended 2/29/2016	$19.65	(8.59%)	0.80%	0.50%	1.79%	89%	$2,520
Year Ended 2/28/2015	$22.01	19.08%	0.81%	0.50%	2.30%	91%	$3,511
Year Ended 2/28/2014	$18.73	27.11%	0.80%	0.48%	1.72%	101%	$3,451
Class R
Six Months Ended 8/31/2018 (Unaudited)	$25.87	7.80%	1.46% (c)	1.14% (c)	0.80% (c)	51%	$42,573
Year Ended 2/28/2018	$25.08	19.51%	1.48%	1.14%	1.06%	70%	$38,251
Year Ended 2/28/2017	$23.78	22.36%	1.49%	1.14% (d)	1.08%	79%	$37,996
Year Ended 2/29/2016	$19.66	(9.18%)	1.51%	1.15%	1.20%	89%	$29,687
Year Ended 2/28/2015	$22.02	18.30%	1.52%	1.15% (d)	2.08%	91%	$23,414
Year Ended 2/28/2014	$18.75	26.26%	1.51%	1.14% (d)	1.08%	101%	$2,729
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	19

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	237,911*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	769,165

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(236,759)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	5,670,323

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	0.89%	0.89%
Advisor Class	0.64	0.64
Institutional Class	0.64	0.64
Institutional 2 Class	0.54	0.565
Institutional 3 Class	0.49	0.515
Class R	1.14	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
294,742,000	135,899,000	(3,802,000)	132,097,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $208,627,979 and $200,964,784, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, two unaffiliated shareholders of record owned 55.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2018	33

Columbia Large Cap Enhanced Core Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR173_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Large Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Index Fund   |  Semiannual Report 2018

Columbia Large Cap Index Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Christopher Lo, Ph.D., CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	7.70	19.12	14.01	10.40
Institutional Class	12/15/93	7.84	19.42	14.30	10.68
Institutional 2 Class*	11/08/12	7.85	19.42	14.30	10.68
Institutional 3 Class*	03/01/17	7.86	19.42	14.31	10.68
S&P 500 Index		7.96	19.66	14.52	10.86
The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Index Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Apple, Inc.	4.5
Microsoft Corp.	3.5
Amazon.com, Inc.	3.3
Facebook, Inc., Class A	1.7
Berkshire Hathaway, Inc., Class B	1.6
JPMorgan Chase & Co.	1.6
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
Johnson & Johnson	1.5
Exxon Mobil Corp.	1.4
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	12.9
Consumer Staples	6.7
Energy	5.9
Financials	13.8
Health Care	14.6
Industrials	9.6
Information Technology	26.5
Materials	2.5
Real Estate	2.7
Telecommunication Services	2.0
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Index Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.00	1,022.94	2.36	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,078.40	1,024.20	1.05	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	1,078.50	1,024.20	1.05	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	1,078.60	1,024.20	1.05	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 0.1%
Aptiv PLC	40,660	3,578,486
BorgWarner, Inc.	30,327	1,327,413
Goodyear Tire & Rubber Co. (The)	36,830	835,673
Total		5,741,572
Automobiles 0.4%
Ford Motor Co.	601,005	5,697,527
General Motors Co.	194,775	7,021,639
Harley-Davidson, Inc.	25,560	1,089,367
Total		13,808,533
Distributors 0.1%
Genuine Parts Co.	22,530	2,249,620
LKQ Corp.(a)	47,559	1,641,737
Total		3,891,357
Diversified Consumer Services —%
H&R Block, Inc.	32,118	869,113
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	62,337	3,833,102
Chipotle Mexican Grill, Inc.(a)	3,757	1,785,251
Darden Restaurants, Inc.	19,005	2,205,340
Hilton Worldwide Holdings, Inc.	42,895	3,329,510
Marriott International, Inc., Class A	45,576	5,763,997
McDonald’s Corp.	120,564	19,559,098
MGM Resorts International	76,940	2,230,491
Norwegian Cruise Line Holdings Ltd.(a)	31,740	1,701,582
Royal Caribbean Cruises Ltd.	26,009	3,188,183
Starbucks Corp.	211,894	11,325,734
Wynn Resorts Ltd.	13,005	1,929,162
Yum! Brands, Inc.	49,634	4,312,698
Total		61,164,148
Household Durables 0.3%
D.R. Horton, Inc.	52,732	2,347,101
Garmin Ltd.	17,080	1,163,831
Leggett & Platt, Inc.	20,156	915,889
Lennar Corp., Class A	42,008	2,170,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(a)	9,736	1,865,320
Newell Brands, Inc.	74,581	1,619,899
PulteGroup, Inc.	40,333	1,127,307
Whirlpool Corp.	9,907	1,238,177
Total		12,448,078
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	61,843	124,472,025
Booking Holdings, Inc.(a)	7,400	14,441,470
Expedia Group, Inc.	18,555	2,421,427
Netflix, Inc.(a)	66,744	24,540,434
TripAdvisor, Inc.(a)	16,456	893,725
Total		166,769,081
Leisure Products 0.1%
Hasbro, Inc.	17,454	1,733,357
Mattel, Inc.	52,828	815,136
Total		2,548,493
Media 2.2%
21st Century Fox, Inc., Class A	161,847	7,347,854
21st Century Fox, Inc., Class B	67,433	3,027,742
CBS Corp., Class B Non Voting	52,438	2,780,263
Charter Communications, Inc., Class A(a)	28,443	8,828,707
Comcast Corp., Class A	705,127	26,082,648
Discovery, Inc., Class A(a)	23,965	666,946
Discovery, Inc., Class C(a)	52,453	1,344,895
DISH Network Corp., Class A(a)	35,156	1,242,764
Interpublic Group of Companies, Inc. (The)	59,194	1,382,180
News Corp., Class A	58,854	769,222
News Corp., Class B	18,695	254,252
Omnicom Group, Inc.	34,899	2,419,198
Viacom, Inc., Class B	54,196	1,586,859
Walt Disney Co. (The)	228,286	25,572,598
Total		83,306,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.5%
Dollar General Corp.	39,026	4,204,271
Dollar Tree, Inc.(a)	36,513	2,939,662
Kohl’s Corp.	25,831	2,043,490
Macy’s, Inc.	47,044	1,719,458
Nordstrom, Inc.	18,038	1,133,688
Target Corp.	81,859	7,162,663
Total		19,203,232
Specialty Retail 2.3%
Advance Auto Parts, Inc.	11,366	1,864,365
AutoZone, Inc.(a)	4,089	3,135,772
Best Buy Co., Inc.	37,664	2,996,548
CarMax, Inc.(a)	27,343	2,134,121
Foot Locker, Inc.	18,140	894,302
Gap, Inc. (The)	33,322	1,011,323
Home Depot, Inc. (The)	177,124	35,561,186
L Brands, Inc.	37,241	984,280
Lowe’s Companies, Inc.	126,213	13,725,664
O’Reilly Automotive, Inc.(a)	12,579	4,219,248
Ross Stores, Inc.	58,135	5,568,170
Tiffany & Co.	15,645	1,918,859
TJX Companies, Inc. (The)	96,286	10,588,571
Tractor Supply Co.	18,737	1,654,102
Ulta Beauty, Inc.(a)	8,774	2,281,240
Total		88,537,751
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	55,330	970,488
Michael Kors Holdings Ltd.(a)	23,014	1,671,277
Nike, Inc., Class B	196,953	16,189,537
PVH Corp.	11,837	1,694,585
Ralph Lauren Corp.	8,550	1,135,525
Tapestry, Inc.	44,194	2,240,194
Under Armour, Inc., Class A(a)	28,559	584,032
Under Armour, Inc., Class C(a)	28,922	548,650
VF Corp.	50,272	4,631,559
Total		29,665,847
Total Consumer Discretionary		487,953,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.7%
Beverages 1.7%
Brown-Forman Corp., Class B	40,216	2,100,079
Coca-Cola Co. (The)	588,058	26,209,745
Constellation Brands, Inc., Class A	25,798	5,371,144
Molson Coors Brewing Co., Class B	28,417	1,896,550
Monster Beverage Corp.(a)	63,067	3,840,150
PepsiCo, Inc.	217,708	24,385,473
Total		63,803,141
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	67,349	15,701,072
Kroger Co. (The)	124,814	3,931,641
SYSCO Corp.	73,599	5,506,677
Walgreens Boots Alliance, Inc.	130,951	8,978,001
Walmart, Inc.	222,140	21,294,341
Total		55,411,732
Food Products 1.1%
Archer-Daniels-Midland Co.	85,864	4,327,545
Campbell Soup Co.	29,548	1,165,669
ConAgra Foods, Inc.	60,424	2,220,582
General Mills, Inc.	91,042	4,188,842
Hershey Co. (The)	21,458	2,156,958
Hormel Foods Corp.	41,471	1,623,590
JM Smucker Co. (The)	17,444	1,803,361
Kellogg Co.	38,351	2,753,218
Kraft Heinz Co. (The)	91,725	5,344,816
McCormick & Co., Inc.	18,620	2,325,266
Mondelez International, Inc., Class A	226,501	9,676,123
Tyson Foods, Inc., Class A	45,697	2,870,228
Total		40,456,198
Household Products 1.4%
Church & Dwight Co., Inc.	37,570	2,125,711
Clorox Co. (The)	19,888	2,883,362
Colgate-Palmolive Co.	133,945	8,895,287
Kimberly-Clark Corp.	53,641	6,197,681
Procter & Gamble Co. (The)	386,119	32,028,571
Total		52,130,612

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.1%
Coty, Inc., Class A	72,606	897,410
Estee Lauder Companies, Inc. (The), Class A	34,392	4,819,007
Total		5,716,417
Tobacco 0.9%
Altria Group, Inc.	290,612	17,006,614
Philip Morris International, Inc.	238,686	18,591,253
Total		35,597,867
Total Consumer Staples		253,115,967
Energy 5.8%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	63,937	2,108,003
Halliburton Co.	134,503	5,365,325
Helmerich & Payne, Inc.	16,722	1,096,462
National Oilwell Varco, Inc.	58,663	2,761,267
Schlumberger Ltd.	212,686	13,433,248
TechnipFMC PLC	66,640	2,041,183
Total		26,805,488
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	79,095	5,093,718
Andeavor	21,347	3,261,608
Apache Corp.	58,680	2,571,944
Cabot Oil & Gas Corp.	69,325	1,652,015
Chevron Corp.	293,426	34,759,244
Cimarex Energy Co.	14,650	1,237,632
Concho Resources, Inc.(a)	29,183	4,002,448
ConocoPhillips	179,663	13,192,654
Devon Energy Corp.	80,372	3,450,370
EOG Resources, Inc.	88,888	10,509,228
EQT Corp.	38,732	1,976,107
Exxon Mobil Corp.(b)	650,106	52,118,998
Hess Corp.	40,205	2,707,405
HollyFrontier Corp.	27,110	2,020,237
Kinder Morgan, Inc.	291,317	5,156,311
Marathon Oil Corp.	131,005	2,817,918
Marathon Petroleum Corp.	70,926	5,836,501
Newfield Exploration Co.(a)	30,666	836,568
Noble Energy, Inc.	74,384	2,210,693
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	117,585	9,391,514
ONEOK, Inc.	63,118	4,160,107
Phillips 66	64,444	7,637,258
Pioneer Natural Resources Co.	26,174	4,572,598
Valero Energy Corp.	66,165	7,799,530
Williams Companies, Inc. (The)	182,046	5,386,741
Total		194,359,347
Total Energy		221,164,835
Financials 13.7%
Banks 6.2%
Bank of America Corp.	1,447,908	44,783,794
BB&T Corp.	119,733	6,185,407
Citigroup, Inc.	391,540	27,893,310
Citizens Financial Group, Inc.	74,433	3,063,662
Comerica, Inc.	26,399	2,573,374
Fifth Third Bancorp	105,255	3,097,655
Huntington Bancshares, Inc.	169,674	2,750,416
JPMorgan Chase & Co.	522,804	59,902,882
KeyCorp	163,022	3,434,873
M&T Bank Corp.	22,301	3,950,622
People’s United Financial, Inc.	53,418	988,767
PNC Financial Services Group, Inc. (The)	72,090	10,347,799
Regions Financial Corp.	172,461	3,356,091
SunTrust Banks, Inc.	71,376	5,250,419
SVB Financial Group(a)	8,130	2,623,957
U.S. Bancorp	239,592	12,964,323
Wells Fargo & Co.	673,404	39,380,666
Zions Bancorporation	30,271	1,613,142
Total		234,161,159
Capital Markets 2.8%
Affiliated Managers Group, Inc.	8,338	1,218,098
Ameriprise Financial, Inc.(c)	22,207	3,152,506
Bank of New York Mellon Corp. (The)	155,188	8,093,054
BlackRock, Inc.	18,939	9,072,917
Cboe Global Markets, Inc.	17,270	1,740,816
Charles Schwab Corp. (The)	184,383	9,364,813
CME Group, Inc.	52,288	9,136,282
E*TRADE Financial Corp.(a)	40,526	2,385,360
Franklin Resources, Inc.	48,941	1,553,387

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	53,943	12,828,185
Intercontinental Exchange, Inc.	88,942	6,780,049
Invesco Ltd.	63,069	1,519,963
Moody’s Corp.	25,639	4,564,255
Morgan Stanley	209,306	10,220,412
MSCI, Inc.	13,670	2,464,154
Nasdaq, Inc.	17,949	1,713,053
Northern Trust Corp.	32,475	3,489,763
Raymond James Financial, Inc.	19,931	1,854,380
S&P Global, Inc.	38,591	7,990,267
State Street Corp.	56,112	4,876,694
T. Rowe Price Group, Inc.	37,177	4,308,443
Total		108,326,851
Consumer Finance 0.7%
American Express Co.	109,653	11,621,025
Capital One Financial Corp.	74,688	7,400,834
Discover Financial Services	53,589	4,186,372
Synchrony Financial	108,937	3,450,035
Total		26,658,266
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	295,540	61,685,109
Jefferies Financial Group, Inc.	46,554	1,080,984
Total		62,766,093
Insurance 2.3%
Aflac, Inc.	118,870	5,496,549
Allstate Corp. (The)	53,973	5,428,065
American International Group, Inc.	137,835	7,328,687
Aon PLC	37,541	5,464,468
Arthur J Gallagher & Co.	27,989	2,019,126
Assurant, Inc.	8,134	836,338
Brighthouse Financial, Inc.(a)	18,388	763,286
Chubb Ltd.	71,528	9,673,447
Cincinnati Financial Corp.	22,939	1,758,733
Everest Re Group Ltd.	6,296	1,404,134
Hartford Financial Services Group, Inc. (The)	54,996	2,770,149
Lincoln National Corp.	33,583	2,202,373
Loews Corp.	40,211	2,023,015
Marsh & McLennan Companies, Inc.	77,906	6,593,185
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	156,088	7,162,878
Principal Financial Group, Inc.	40,896	2,257,050
Progressive Corp. (The)	89,427	6,039,005
Prudential Financial, Inc.	64,486	6,335,750
Torchmark Corp.	16,212	1,425,359
Travelers Companies, Inc. (The)	41,497	5,461,005
Unum Group	33,965	1,252,629
Willis Towers Watson PLC	20,240	2,980,745
Xl Group Ltd.	39,662	2,276,202
Total		88,952,178
Total Financials		520,864,547
Health Care 14.5%
Biotechnology 2.6%
AbbVie, Inc.	232,699	22,334,450
Alexion Pharmaceuticals, Inc.(a)	34,161	4,175,841
Amgen, Inc.	102,264	20,433,370
Biogen, Inc.(a)	32,405	11,454,843
Celgene Corp.(a)	108,530	10,250,659
Gilead Sciences, Inc.	199,658	15,120,100
Incyte Corp.(a)	27,011	1,996,383
Regeneron Pharmaceuticals, Inc.(a)	11,873	4,829,343
Vertex Pharmaceuticals, Inc.(a)	39,128	7,215,203
Total		97,810,192
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	269,205	17,993,662
ABIOMED, Inc.(a)	6,490	2,638,704
Align Technology, Inc.(a)	11,074	4,279,990
Baxter International, Inc.	75,648	5,625,942
Becton Dickinson and Co.	41,031	10,744,788
Boston Scientific Corp.(a)	211,868	7,534,026
Cooper Companies, Inc. (The)	7,526	1,925,000
Danaher Corp.	94,393	9,773,451
Dentsply Sirona, Inc.	34,921	1,394,046
Edwards Lifesciences Corp.(a)	32,364	4,668,184
Hologic, Inc.(a)	41,920	1,666,739
IDEXX Laboratories, Inc.(a)	13,340	3,388,894
Intuitive Surgical, Inc.(a)	17,392	9,739,520
Medtronic PLC	207,938	20,047,303
ResMed, Inc.	21,920	2,442,107

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	49,345	8,360,523
Varian Medical Systems, Inc.(a)	14,048	1,573,657
Zimmer Biomet Holdings, Inc.	31,208	3,858,245
Total		117,654,781
Health Care Providers & Services 3.2%
Aetna, Inc.	50,226	10,058,761
AmerisourceBergen Corp.	24,976	2,247,091
Anthem, Inc.	39,186	10,373,710
Cardinal Health, Inc.	47,706	2,489,776
Centene Corp.(a)	31,502	4,614,413
CIGNA Corp.	37,352	7,034,876
CVS Health Corp.	156,105	11,745,340
DaVita, Inc.(a)	21,436	1,485,300
Envision Healthcare Corp.(a)	18,603	843,832
Express Scripts Holding Co.(a)	86,255	7,592,165
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.	42,910	5,754,660
Henry Schein, Inc.(a)	23,652	1,837,287
Humana, Inc.	21,137	7,044,117
Laboratory Corp. of America Holdings(a)	15,706	2,715,096
McKesson Corp.	31,025	3,994,469
Quest Diagnostics, Inc.	20,859	2,294,073
UnitedHealth Group, Inc.	147,562	39,614,495
Universal Health Services, Inc., Class B	13,383	1,741,931
Total		123,481,392
Health Care Technology 0.1%
Cerner Corp.(a)	48,403	3,151,519
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	49,128	3,318,105
Illumina, Inc.(a)	22,569	8,008,158
IQVIA Holdings, Inc.(a)	24,850	3,158,187
Mettler-Toledo International, Inc.(a)	3,904	2,281,732
PerkinElmer, Inc.	16,987	1,570,108
Thermo Fisher Scientific, Inc.	61,780	14,771,598
Waters Corp.(a)	12,029	2,279,255
Total		35,387,143
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.6%
Allergan PLC	52,068	9,981,956
Bristol-Myers Squibb Co.	250,985	15,197,142
Eli Lilly & Co.	146,670	15,495,685
Johnson & Johnson	411,843	55,471,134
Merck & Co., Inc.	413,095	28,334,186
Mylan NV(a)	79,152	3,097,218
Nektar Therapeutics(a)	24,740	1,644,963
Perrigo Co. PLC	19,774	1,512,909
Pfizer, Inc.	898,198	37,293,181
Zoetis, Inc.	74,294	6,731,036
Total		174,759,410
Total Health Care		552,244,437
Industrials 9.5%
Aerospace & Defense 2.6%
Arconic, Inc.	65,246	1,460,205
Boeing Co. (The)	84,086	28,823,840
General Dynamics Corp.	42,419	8,203,835
Harris Corp.	18,235	2,963,370
Huntington Ingalls Industries, Inc.	6,830	1,669,730
L3 Technologies, Inc.	12,054	2,576,181
Lockheed Martin Corp.	38,143	12,221,399
Northrop Grumman Corp.	26,780	7,993,562
Raytheon Co.	44,107	8,796,700
Rockwell Collins, Inc.	25,217	3,428,251
Textron, Inc.	39,315	2,713,914
TransDigm Group, Inc.	7,484	2,619,400
United Technologies Corp.	114,247	15,046,330
Total		98,516,717
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	21,383	2,054,479
Expeditors International of Washington, Inc.	26,819	1,965,296
FedEx Corp.	37,744	9,207,649
United Parcel Service, Inc., Class B	105,879	13,010,411
Total		26,237,835

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.5%
Alaska Air Group, Inc.	18,928	1,277,451
American Airlines Group, Inc.	63,975	2,589,708
Delta Air Lines, Inc.	99,090	5,794,783
Southwest Airlines Co.	81,905	5,020,777
United Continental Holdings, Inc.(a)	36,188	3,163,555
Total		17,846,274
Building Products 0.3%
Allegion PLC	14,578	1,271,493
AO Smith Corp.	22,280	1,294,022
Fortune Brands Home & Security, Inc.	22,408	1,187,176
Johnson Controls International PLC	142,214	5,371,423
Masco Corp.	47,680	1,810,410
Total		10,934,524
Commercial Services & Supplies 0.3%
Cintas Corp.	13,275	2,832,487
Copart, Inc.(a)	31,030	1,995,539
Republic Services, Inc.	34,236	2,511,553
Stericycle, Inc.(a)	13,145	810,915
Waste Management, Inc.	61,080	5,552,172
Total		13,702,666
Construction & Engineering 0.1%
Fluor Corp.	21,591	1,239,540
Jacobs Engineering Group, Inc.	18,507	1,345,274
Quanta Services, Inc.(a)	22,975	794,705
Total		3,379,519
Electrical Equipment 0.5%
AMETEK, Inc.	35,563	2,736,928
Eaton Corp. PLC	67,147	5,582,602
Emerson Electric Co.	96,754	7,423,934
Rockwell Automation, Inc.	19,284	3,489,633
Total		19,233,097
Industrial Conglomerates 1.5%
3M Co.	91,161	19,227,678
General Electric Co.	1,333,631	17,257,185
Honeywell International, Inc.	114,687	18,242,114
Roper Technologies, Inc.	15,840	4,726,181
Total		59,453,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	91,808	12,747,541
Cummins, Inc.	23,778	3,371,720
Deere & Co.	49,791	7,159,946
Dover Corp.	23,754	2,039,756
Flowserve Corp.	20,093	1,047,247
Fortive Corp.	47,098	3,955,290
Illinois Tool Works, Inc.	46,813	6,501,390
Ingersoll-Rand PLC	38,073	3,856,414
PACCAR, Inc.	54,019	3,695,980
Parker-Hannifin Corp.	20,418	3,585,401
Pentair PLC	24,923	1,083,652
Snap-On, Inc.	8,691	1,536,395
Stanley Black & Decker, Inc.	23,697	3,330,139
Xylem, Inc.	27,631	2,097,469
Total		56,008,340
Professional Services 0.3%
Equifax, Inc.	18,470	2,474,426
IHS Markit Ltd.(a)	54,682	3,007,510
Nielsen Holdings PLC	51,418	1,336,868
Robert Half International, Inc.	18,977	1,483,622
Verisk Analytics, Inc.(a)	23,854	2,840,773
Total		11,143,199
Road & Rail 1.0%
CSX Corp.	134,412	9,967,994
JB Hunt Transport Services, Inc.	13,145	1,587,259
Kansas City Southern	15,752	1,826,602
Norfolk Southern Corp.	43,383	7,541,700
Union Pacific Corp.	119,092	17,937,637
Total		38,861,192
Trading Companies & Distributors 0.2%
Fastenal Co.	44,173	2,577,936
United Rentals, Inc.(a)	12,834	2,000,436
W.W. Grainger, Inc.	7,831	2,772,722
Total		7,351,094
Total Industrials		362,667,615

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.3%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	7,310	2,185,544
Cisco Systems, Inc.	722,131	34,496,198
F5 Networks, Inc.(a)	9,382	1,774,324
Juniper Networks, Inc.	53,609	1,524,104
Motorola Solutions, Inc.	24,896	3,195,650
Total		43,175,820
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	46,287	4,377,824
Corning, Inc.	127,496	4,272,391
FLIR Systems, Inc.	21,065	1,321,618
IPG Photonics Corp.(a)	5,770	1,012,520
TE Connectivity Ltd.	53,768	4,929,450
Total		15,913,803
Internet Software & Services 5.0%
Akamai Technologies, Inc.(a)	26,205	1,969,044
Alphabet, Inc., Class A(a)	45,863	56,494,043
Alphabet, Inc., Class C(a)	46,615	56,785,927
eBay, Inc.(a)	141,937	4,912,440
Facebook, Inc., Class A(a)	368,304	64,722,062
Twitter, Inc.(a)	100,550	3,537,349
VeriSign, Inc.(a)	14,738	2,337,594
Total		190,758,459
IT Services 4.6%
Accenture PLC, Class A	98,747	16,695,155
Alliance Data Systems Corp.	7,397	1,764,776
Automatic Data Processing, Inc.	67,646	9,927,051
Broadridge Financial Solutions, Inc.	18,110	2,447,385
Cognizant Technology Solutions Corp., Class A	89,960	7,055,563
DXC Technology Co.	43,726	3,983,001
Fidelity National Information Services, Inc.	50,823	5,497,524
Fiserv, Inc.(a)	62,870	5,034,001
FleetCor Technologies, Inc.(a)	13,760	2,941,062
Gartner, Inc.(a)	14,010	2,098,138
Global Payments, Inc.	24,502	3,052,459
International Business Machines Corp.	131,083	19,201,038
MasterCard, Inc., Class A	140,783	30,347,183
Common Stocks (continued)
Issuer	Shares	Value ($)
Paychex, Inc.	49,102	3,596,722
PayPal Holdings, Inc.(a)	171,381	15,823,608
Total System Services, Inc.	25,470	2,474,156
Visa, Inc., Class A	274,265	40,286,786
Western Union Co. (The)	70,748	1,338,552
Total		173,564,160
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	126,516	3,184,408
Analog Devices, Inc.	56,955	5,630,002
Applied Materials, Inc.	154,790	6,659,066
Broadcom, Inc.	61,647	13,502,542
Intel Corp.	715,537	34,653,457
KLA-Tencor Corp.	23,934	2,781,370
Lam Research Corp.	25,192	4,360,483
Microchip Technology, Inc.	36,090	3,104,823
Micron Technology, Inc.(a)	178,077	9,352,604
NVIDIA Corp.	93,201	26,159,657
Qorvo, Inc.(a)	19,423	1,555,588
QUALCOMM, Inc.	227,658	15,642,381
Skyworks Solutions, Inc.	27,954	2,552,200
Texas Instruments, Inc.	150,311	16,894,956
Xilinx, Inc.	38,912	3,028,521
Total		149,062,058
Software 6.3%
Activision Blizzard, Inc.	116,886	8,427,480
Adobe Systems, Inc.(a)	75,620	19,926,626
ANSYS, Inc.(a)	12,905	2,400,072
Autodesk, Inc.(a)	33,646	5,193,260
CA, Inc.	47,978	2,101,436
Cadence Design Systems, Inc.(a)	43,290	2,036,362
Citrix Systems, Inc.(a)	19,771	2,254,289
Electronic Arts, Inc.(a)	47,111	5,342,858
Intuit, Inc.	37,427	8,214,104
Microsoft Corp.	1,179,758	132,522,216
Oracle Corp.	457,589	22,229,674
Red Hat, Inc.(a)	27,285	4,030,813
Salesforce.com, Inc.(a)	108,304	16,535,855
Symantec Corp.	95,435	1,923,970

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	22,876	2,336,555
Take-Two Interactive Software, Inc.(a)	17,560	2,345,314
Total		237,820,884
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	754,715	171,795,775
Hewlett Packard Enterprise Co.	234,467	3,875,740
HP, Inc.	252,035	6,212,663
NetApp, Inc.	41,140	3,571,363
Seagate Technology PLC	44,074	2,359,722
Western Digital Corp.	45,946	2,905,625
Xerox Corp.	32,852	915,257
Total		191,636,145
Total Information Technology		1,001,931,329
Materials 2.5%
Chemicals 1.9%
Air Products & Chemicals, Inc.	33,657	5,596,822
Albemarle Corp.	17,011	1,624,891
CF Industries Holdings, Inc.	35,836	1,861,680
DowDuPont, Inc.	356,359	24,991,457
Eastman Chemical Co.	21,919	2,126,801
Ecolab, Inc.	39,873	6,000,089
FMC Corp.	20,650	1,764,542
International Flavors & Fragrances, Inc.	12,124	1,579,636
LyondellBasell Industries NV, Class A	49,364	5,567,272
Mosaic Co. (The)	53,854	1,684,015
PPG Industries, Inc.	38,283	4,231,803
Praxair, Inc.	44,124	6,979,975
Sherwin-Williams Co. (The)	12,639	5,758,076
Total		69,767,059
Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,663	1,920,232
Vulcan Materials Co.	20,300	2,249,240
Total		4,169,472
Containers & Packaging 0.3%
Avery Dennison Corp.	13,515	1,421,508
Ball Corp.	53,627	2,245,899
International Paper Co.	63,586	3,251,788
Packaging Corp. of America	14,490	1,592,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Sealed Air Corp.	24,750	992,722
WestRock Co.	39,380	2,169,050
Total		11,673,708
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	206,885	2,906,734
Newmont Mining Corp.	81,918	2,541,916
Nucor Corp.	48,845	3,052,812
Total		8,501,462
Total Materials		94,111,701
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	15,811	2,029,342
American Tower Corp.	67,815	10,112,573
Apartment Investment & Management Co., Class A	24,159	1,058,164
AvalonBay Communities, Inc.	21,225	3,890,330
Boston Properties, Inc.	23,700	3,091,665
Crown Castle International Corp.	63,699	7,263,597
Digital Realty Trust, Inc.	31,626	3,930,479
Duke Realty Corp.	54,820	1,561,822
Equinix, Inc.	12,200	5,320,786
Equity Residential	56,540	3,830,585
Essex Property Trust, Inc.	10,137	2,496,540
Extra Space Storage, Inc.	19,368	1,785,923
Federal Realty Investment Trust	11,247	1,468,971
HCP, Inc.	72,133	1,949,755
Host Hotels & Resorts, Inc.	113,832	2,450,803
Iron Mountain, Inc.	43,212	1,559,953
Kimco Realty Corp.	65,247	1,116,376
Macerich Co. (The)	16,666	978,961
Mid-America Apartment Communities, Inc.	17,470	1,809,193
ProLogis, Inc.	96,602	6,489,722
Public Storage	23,006	4,890,616
Realty Income Corp.	43,665	2,557,459
Regency Centers Corp.	22,635	1,494,589
SBA Communications Corp.(a)	17,690	2,746,019
Simon Property Group, Inc.	47,556	8,704,175
SL Green Realty Corp.	13,575	1,417,230
UDR, Inc.	41,093	1,642,487
Ventas, Inc.	54,712	3,275,607

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vornado Realty Trust	26,568	2,045,736
Welltower, Inc.	57,119	3,810,409
Weyerhaeuser Co.	116,243	4,034,795
Total		100,814,662
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	46,426	2,266,053
Total Real Estate		103,080,715
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,115,025	35,613,898
CenturyLink, Inc.	150,747	3,219,956
Verizon Communications, Inc.	634,456	34,495,373
Total		73,329,227
Total Telecommunication Services		73,329,227
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	35,547	1,522,833
American Electric Power Co., Inc.	75,623	5,424,438
Duke Energy Corp.	107,635	8,744,267
Edison International	50,026	3,288,209
Entergy Corp.	27,768	2,321,127
Evergy, Inc.	41,650	2,376,132
Eversource Energy	48,659	3,037,781
Exelon Corp.	148,232	6,479,221
FirstEnergy Corp.	68,831	2,572,903
NextEra Energy, Inc.	72,392	12,313,879
PG&E Corp.	79,298	3,661,982
Pinnacle West Capital Corp.	17,191	1,350,353
PPL Corp.	107,339	3,192,262
Southern Co. (The)	155,332	6,800,435
Xcel Energy, Inc.	78,134	3,754,339
Total		66,840,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	101,559	1,366,984
NRG Energy, Inc.	45,930	1,625,463
Total		2,992,447
Multi-Utilities 0.9%
Ameren Corp.	37,413	2,365,624
CenterPoint Energy, Inc.	66,257	1,841,282
CMS Energy Corp.	43,386	2,136,327
Consolidated Edison, Inc.	47,716	3,766,224
Dominion Energy, Inc.	100,200	7,091,154
DTE Energy Co.	27,864	3,096,805
NiSource, Inc.	51,806	1,402,389
Public Service Enterprise Group, Inc.	77,578	4,061,208
SCANA Corp.	21,904	839,799
Sempra Energy	40,554	4,707,508
WEC Energy Group, Inc.	48,453	3,274,454
Total		34,582,774
Water Utilities 0.1%
American Water Works Co., Inc.	27,337	2,392,808
Total Utilities		106,808,190
Total Common Stocks (Cost $1,503,866,423)		3,777,271,896

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(c),(f)	25,876,260	25,873,672
Total Money Market Funds (Cost $25,873,672)		25,873,672
Total Investments in Securities (Cost: $1,529,740,095)		3,803,145,568
Other Assets & Liabilities, Net		5,641,948
Net Assets		3,808,787,516

At August 31, 2018, securities and/or cash totaling $2,453,202 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	216	09/2018	USD	31,342,680	1,386,926	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	23,437	330	(1,560)	22,207	148,962	(484,059)	41,430	3,152,506
Columbia Short-Term Cash Fund, 2.058%
	55,498,320	364,735,574	(394,357,634)	25,876,260	(234)	3,568	476,667	25,873,672
Total					148,728	(480,491)	518,097	29,026,178

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	487,953,333	—	—	—	487,953,333
Consumer Staples	253,115,967	—	—	—	253,115,967
Energy	221,164,835	—	—	—	221,164,835
Financials	520,864,547	—	—	—	520,864,547
Health Care	552,244,437	0*	—	—	552,244,437
Industrials	362,667,615	—	—	—	362,667,615
Information Technology	1,001,931,329	—	—	—	1,001,931,329
Materials	94,111,701	—	—	—	94,111,701
Real Estate	103,080,715	—	—	—	103,080,715
Telecommunication Services	73,329,227	—	—	—	73,329,227
Utilities	106,808,190	—	—	—	106,808,190
Total Common Stocks	3,777,271,896	0*	—	—	3,777,271,896
Money Market Funds	—	—	—	25,873,672	25,873,672
Total Investments in Securities	3,777,271,896	0*	—	25,873,672	3,803,145,568
Investments in Derivatives
Asset
Futures Contracts	1,386,926	—	—	—	1,386,926
Total	3,778,658,822	0*	—	25,873,672	3,804,532,494

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,503,373,832)	$3,774,119,390
Affiliated issuers (cost $26,366,263)	29,026,178
Cash	1,050
Receivable for:
Capital shares sold	2,051,872
Dividends	7,124,172
Foreign tax reclaims	8,249
Variation margin for futures contracts	1,200
Expense reimbursement due from Investment Manager	183
Total assets	3,812,332,294
Liabilities
Payable for:
Capital shares purchased	3,281,376
Variation margin for futures contracts	2,579
Management services fees	20,900
Distribution and/or service fees	6,557
Compensation of board members	226,922
Other expenses	6,444
Total liabilities	3,544,778
Net assets applicable to outstanding capital stock	$3,808,787,516
Represented by
Paid in capital	1,448,666,012
Undistributed net investment income	31,548,865
Accumulated net realized gain	53,780,240
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,270,745,558
Investments - affiliated issuers	2,659,915
Futures contracts	1,386,926
Total - representing net assets applicable to outstanding capital stock	$3,808,787,516
Class A
Net assets	$956,431,664
Shares outstanding	18,120,141
Net asset value per share	$52.78
Institutional Class
Net assets	$2,447,607,768
Shares outstanding	46,082,889
Net asset value per share	$53.11
Institutional 2 Class
Net assets	$375,088,753
Shares outstanding	6,962,933
Net asset value per share	$53.87
Institutional 3 Class
Net assets	$29,659,331
Shares outstanding	566,764
Net asset value per share	$52.33
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$36,238,696
Dividends — affiliated issuers	518,097
Total income	36,756,793
Expenses:
Management services fees	3,773,472
Distribution and/or service fees
Class A	1,182,314
Compensation of board members	33,642
Other	11,898
Total expenses	5,001,326
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,539)
Expense reduction	(2,960)
Total net expenses	4,952,827
Net investment income	31,803,966
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	78,895,144
Investments — affiliated issuers	148,728
Futures contracts	641,336
Net realized gain	79,685,208
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	170,779,481
Investments — affiliated issuers	(480,491)
Futures contracts	1,588,858
Net change in unrealized appreciation (depreciation)	171,887,848
Net realized and unrealized gain	251,573,056
Net increase in net assets resulting from operations	$283,377,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$31,803,966	$63,620,137
Net realized gain	79,685,208	182,487,509
Net change in unrealized appreciation (depreciation)	171,887,848	333,554,853
Net increase in net assets resulting from operations	283,377,022	579,662,499
Distributions to shareholders
Net investment income
Class A	(1,885,569)	(15,384,396)
Class B	—	(149)
Institutional Class	(5,823,269)	(42,804,202)
Institutional 2 Class	(883,245)	(6,629,747)
Institutional 3 Class	(111,284)	(4,241)
Net realized gains
Class A	(24,457,553)	(27,097,347)
Class B	—	(679)
Institutional Class	(62,925,998)	(65,221,872)
Institutional 2 Class	(9,544,314)	(10,157,156)
Institutional 3 Class	(1,202,530)	(5,882)
Total distributions to shareholders	(106,833,762)	(167,305,671)
Decrease in net assets from capital stock activity	(85,892,334)	(386,684,888)
Total increase in net assets	90,650,926	25,671,940
Net assets at beginning of period	3,718,136,590	3,692,464,650
Net assets at end of period	$3,808,787,516	$3,718,136,590
Undistributed net investment income	$31,548,865	$8,448,266
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,739,885	87,817,888	4,707,000	224,915,403
Distributions reinvested	485,718	24,339,328	813,690	39,182,125
Redemptions	(3,038,202)	(153,610,618)	(10,320,886)	(490,521,356)
Net decrease	(812,599)	(41,453,402)	(4,800,196)	(226,423,828)
Class B
Distributions reinvested	—	—	17	805
Redemptions	—	—	(2,749)	(127,804)
Net decrease	—	—	(2,732)	(126,999)
Class I
Redemptions	—	—	(70)	(3,174)
Net decrease	—	—	(70)	(3,174)
Institutional Class
Subscriptions	3,381,412	171,367,271	10,016,961	475,011,108
Distributions reinvested	1,124,758	56,687,791	1,800,955	87,190,588
Redemptions	(5,594,657)	(283,780,040)	(14,429,962)	(691,305,469)
Net decrease	(1,088,487)	(55,724,978)	(2,612,046)	(129,103,773)
Institutional 2 Class
Subscriptions	750,735	38,676,259	2,134,639	104,351,950
Distributions reinvested	203,908	10,423,778	342,222	16,786,649
Redemptions	(1,239,002)	(63,902,598)	(3,090,111)	(152,702,170)
Net decrease	(284,359)	(14,802,561)	(613,250)	(31,563,571)
Institutional 3 Class
Subscriptions	1,873,722	93,614,535	10,982	533,739
Distributions reinvested	26,454	1,313,733	207	10,000
Redemptions	(1,344,453)	(68,839,661)	(148)	(7,282)
Net increase	555,723	26,088,607	11,041	536,457
Total net decrease	(1,629,722)	(85,892,334)	(8,017,253)	(386,684,888)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$50.42	0.38	3.43	3.81	(0.11)	(1.34)	(1.45)
Year Ended 2/28/2018	$45.16	0.73	6.65	7.38	(0.77)	(1.35)	(2.12)
Year Ended 2/28/2017	$37.05	0.73	8.24	8.97	(0.73)	(0.13)	(0.86)
Year Ended 2/29/2016	$40.60	0.64	(3.24)	(2.60)	(0.85)	(0.10)	(0.95)
Year Ended 2/28/2015	$35.85	0.83	4.52	5.35	(0.58)	(0.02)	(0.60)
Year Ended 2/28/2014	$29.16	0.53	6.67	7.20	(0.51)	—	(0.51)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$50.68	0.45	3.45	3.90	(0.13)	(1.34)	(1.47)
Year Ended 2/28/2018	$45.38	0.85	6.69	7.54	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.22	0.84	8.28	9.12	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$40.78	0.75	(3.26)	(2.51)	(0.95)	(0.10)	(1.05)
Year Ended 2/28/2015	$36.00	0.89	4.59	5.48	(0.68)	(0.02)	(0.70)
Year Ended 2/28/2014	$29.28	0.62	6.69	7.31	(0.59)	—	(0.59)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$51.38	0.45	3.51	3.96	(0.13)	(1.34)	(1.47)
Year Ended 2/28/2018	$45.98	0.87	6.77	7.64	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.70	0.85	8.39	9.24	(0.83)	(0.13)	(0.96)
Year Ended 2/29/2016	$41.29	0.84	(3.38)	(2.54)	(0.95)	(0.10)	(1.05)
Year Ended 2/28/2015	$36.45	0.94	4.60	5.54	(0.68)	(0.02)	(0.70)
Year Ended 2/28/2014	$29.63	0.68	6.74	7.42	(0.60)	—	(0.60)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$49.95	0.44	3.41	3.85	(0.13)	(1.34)	(1.47)
Year Ended 2/28/2018(f)	$45.37	0.98	5.84	6.82	(0.89)	(1.35)	(2.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$52.78	7.70%	0.45% (c)	0.45% (c),(d)	1.50% (c)	3%	$956,432
Year Ended 2/28/2018	$50.42	16.59%	0.45%	0.45% (d)	1.53%	2%	$954,529
Year Ended 2/28/2017	$45.16	24.40%	0.45% (e)	0.45% (d),(e)	1.77%	4%	$1,071,791
Year Ended 2/29/2016	$37.05	(6.57%)	0.45%	0.45% (d)	1.63%	11%	$993,376
Year Ended 2/28/2015	$40.60	14.98%	0.45%	0.45% (d)	2.18%	5%	$1,126,444
Year Ended 2/28/2014	$35.85	24.80%	0.45%	0.45% (d)	1.63%	3%	$796,430
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$53.11	7.84%	0.20% (c)	0.20% (c),(d)	1.75% (c)	3%	$2,447,608
Year Ended 2/28/2018	$50.68	16.88%	0.20%	0.20% (d)	1.78%	2%	$2,390,677
Year Ended 2/28/2017	$45.38	24.72%	0.20% (e)	0.20% (d),(e)	2.02%	4%	$2,259,128
Year Ended 2/29/2016	$37.22	(6.34%)	0.20%	0.20% (d)	1.88%	11%	$1,975,099
Year Ended 2/28/2015	$40.78	15.27%	0.20%	0.20% (d)	2.33%	5%	$2,406,361
Year Ended 2/28/2014	$36.00	25.09%	0.20%	0.20% (d)	1.88%	3%	$2,308,382
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$53.87	7.85%	0.20% (c)	0.20% (c)	1.75% (c)	3%	$375,089
Year Ended 2/28/2018	$51.38	16.87%	0.20%	0.20%	1.78%	2%	$372,379
Year Ended 2/28/2017	$45.98	24.73%	0.20% (e)	0.20% (e)	2.02%	4%	$361,419
Year Ended 2/29/2016	$37.70	(6.33%)	0.20%	0.20%	2.12%	11%	$273,170
Year Ended 2/28/2015	$41.29	15.25%	0.20%	0.20%	2.44%	5%	$170,244
Year Ended 2/28/2014	$36.45	25.14%	0.20%	0.20%	1.96%	3%	$98,439
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$52.33	7.86%	0.20% (c)	0.20% (c)	1.75% (c)	3%	$29,659
Year Ended 2/28/2018(f)	$49.95	15.29%	0.21%	0.20%	2.01%	2%	$552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2018	21

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange
22	Columbia Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund
Columbia Large Cap Index Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,386,926*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	641,336

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,588,858
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	27,913,728

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Large Cap Index Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
26	Columbia Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $2,960.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Large Cap Index Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2019
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,529,740,000	2,332,552,000	(57,760,000)	2,274,792,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $113,229,396 and $258,188,595, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
28	Columbia Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, two unaffiliated shareholders of record owned 27.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 4.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Columbia Large Cap Index Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Large Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Large Cap Index Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Large Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Index Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Large Cap Index Fund | Semiannual Report 2018

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Columbia Large Cap Index Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR175_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Large Cap Growth Fund III
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Growth Fund III   |  Semiannual Report 2018

Columbia Large Cap Growth Fund III  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Growth Fund III (the Fund) seeks long-term growth of capital.
Portfolio management
John Wilson, CFA
Lead Portfolio Manager
Managed Fund since 2015
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Effective June 30, 2018, Peter Deininger no longer serves as a portfolio manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	10.33	20.45	15.00	10.69
	Including sales charges		3.98	13.50	13.65	10.03
Advisor Class*		11/08/12	10.51	20.72	15.28	10.84
Class C	Excluding sales charges	12/31/97	9.91	19.56	14.14	9.86
	Including sales charges		8.91	18.56	14.14	9.86
Institutional Class		12/31/97	10.51	20.77	15.29	10.97
Institutional 2 Class*		12/11/13	10.58	20.89	15.40	10.88
Institutional 3 Class*		03/01/17	10.55	20.86	15.13	10.75
Class R*		10/26/16	10.26	20.14	14.72	10.41
Class T*	Excluding sales charges	10/26/16	10.39	20.48	15.03	10.70
	Including sales charges		7.66	17.45	14.45	10.42
Russell 1000 Growth Index			11.66	27.23	17.47	12.84
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Apple, Inc.	6.7
Microsoft Corp.	6.6
Amazon.com, Inc.	6.3
Alphabet, Inc., Class A	5.6
Facebook, Inc., Class A	3.4
Visa, Inc., Class A	3.2
Adobe Systems, Inc.	2.3
NVIDIA Corp.	2.1
PayPal Holdings, Inc.	1.7
Salesforce.com, Inc.	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	17.2
Consumer Staples	4.5
Energy	1.2
Financials	3.9
Health Care	15.4
Industrials	8.8
Information Technology	45.4
Materials	1.2
Real Estate	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Growth Fund III | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.30	1,019.71	5.78	5.55	1.09
Advisor Class	1,000.00	1,000.00	1,105.10	1,020.97	4.46	4.28	0.84
Class C	1,000.00	1,000.00	1,099.10	1,015.93	9.74	9.35	1.84
Institutional Class	1,000.00	1,000.00	1,105.10	1,020.97	4.46	4.28	0.84
Institutional 2 Class	1,000.00	1,000.00	1,105.80	1,021.32	4.09	3.92	0.77
Institutional 3 Class	1,000.00	1,000.00	1,105.50	1,021.53	3.87	3.72	0.73
Class R	1,000.00	1,000.00	1,102.60	1,018.45	7.10	6.82	1.34
Class T	1,000.00	1,000.00	1,103.90	1,019.61	5.89	5.65	1.11
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.0%
Hotels, Restaurants & Leisure 1.5%
Norwegian Cruise Line Holdings Ltd.(a)	237,496	12,732,160
Yum! Brands, Inc.	170,911	14,850,457
Total		27,582,617
Internet & Direct Marketing Retail 7.8%
Amazon.com, Inc.(a)	55,035	110,769,495
Booking Holdings, Inc.(a)	14,473	28,244,783
Total		139,014,278
Media 1.4%
Comcast Corp., Class A	378,243	13,991,209
DISH Network Corp., Class A(a)	287,621	10,167,402
Total		24,158,611
Specialty Retail 3.3%
Burlington Stores, Inc.(a)	105,418	17,729,199
O’Reilly Automotive, Inc.(a)	58,032	19,465,094
Ulta Beauty, Inc.(a)	78,761	20,477,860
Total		57,672,153
Textiles, Apparel & Luxury Goods 3.0%
Canada Goose Holdings, Inc.(a)	172,301	10,487,962
Nike, Inc., Class B	301,316	24,768,175
PVH Corp.	126,821	18,155,694
Total		53,411,831
Total Consumer Discretionary		301,839,490
Consumer Staples 4.4%
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	108,159	25,215,108
SYSCO Corp.	192,172	14,378,309
Walmart, Inc.	131,581	12,613,354
Total		52,206,771
Food Products 0.9%
Tyson Foods, Inc., Class A	245,700	15,432,417
Tobacco 0.6%
Philip Morris International, Inc.	136,451	10,628,169
Total Consumer Staples		78,267,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.2%
Energy Equipment & Services 0.4%
TechnipFMC PLC	251,266	7,696,278
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	83,611	7,063,457
Diamondback Energy, Inc.	52,925	6,408,159
Total		13,471,616
Total Energy		21,167,894
Financials 3.9%
Banks 0.9%
Citigroup, Inc.	211,426	15,061,988
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	407,813	21,267,448
BlackRock, Inc.	38,729	18,553,515
Charles Schwab Corp. (The)	266,810	13,551,280
Total		53,372,243
Total Financials		68,434,231
Health Care 15.3%
Biotechnology 5.2%
Alexion Pharmaceuticals, Inc.(a)	153,016	18,704,676
Biogen, Inc.(a)	80,522	28,463,722
BioMarin Pharmaceutical, Inc.(a)	134,911	13,488,402
Clovis Oncology, Inc.(a)	12,766	456,385
Exact Sciences Corp.(a)	53,196	3,983,848
Sage Therapeutics, Inc.(a)	20,316	3,337,106
Vertex Pharmaceuticals, Inc.(a)	123,161	22,710,888
Total		91,145,027
Health Care Equipment & Supplies 3.5%
Align Technology, Inc.(a)	34,207	13,220,663
Edwards Lifesciences Corp.(a)	125,878	18,156,643
IDEXX Laboratories, Inc.(a)	21,391	5,434,170
Medtronic PLC	257,983	24,872,141
Total		61,683,617
Health Care Providers & Services 1.2%
Humana, Inc.	63,320	21,102,023
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.7%
Illumina, Inc.(a)	73,131	25,949,073
Thermo Fisher Scientific, Inc.	93,329	22,314,964
Total		48,264,037
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	359,810	21,786,496
Johnson & Johnson	194,076	26,140,096
Total		47,926,592
Total Health Care		270,121,296
Industrials 8.7%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	122,291	26,136,033
Northrop Grumman Corp.	76,774	22,916,271
Total		49,052,304
Air Freight & Logistics 1.5%
FedEx Corp.	106,033	25,866,750
Electrical Equipment 0.9%
AMETEK, Inc.	215,539	16,587,881
Industrial Conglomerates 1.3%
Honeywell International, Inc.	146,662	23,328,058
Machinery 2.2%
Ingersoll-Rand PLC	207,247	20,992,049
Xylem, Inc.	231,934	17,606,110
Total		38,598,159
Total Industrials		153,433,152
Information Technology 45.0%
Electronic Equipment, Instruments & Components 0.9%
Zebra Technologies Corp., Class A(a)	93,046	15,979,720
Internet Software & Services 11.2%
Alibaba Group Holding Ltd., ADR(a)	138,790	24,289,638
Alphabet, Inc., Class A(a)	79,258	97,630,004
Alphabet, Inc., Class C(a)	12,652	15,412,540
Facebook, Inc., Class A(a)	343,027	60,280,135
Total		197,612,317
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.5%
FleetCor Technologies, Inc.(a)	108,486	23,187,798
Pagseguro Digital Ltd., Class A(a)	453,926	13,113,922
PayPal Holdings, Inc.(a)	313,674	28,961,521
Square, Inc., Class A(a)	124,660	11,049,862
Visa, Inc., Class A	378,380	55,580,238
Total		131,893,341
Semiconductors & Semiconductor Equipment 6.1%
Broadcom, Inc.	119,853	26,251,403
Lam Research Corp.	104,495	18,087,039
MACOM Technology Solutions Holdings, Inc.(a)	418,298	9,641,769
Micron Technology, Inc.(a)	339,979	17,855,697
NVIDIA Corp.	131,478	36,903,245
Total		108,739,153
Software 12.7%
Adobe Systems, Inc.(a)	153,810	40,530,473
Electronic Arts, Inc.(a)	191,158	21,679,229
Microsoft Corp.	1,026,003	115,250,917
Salesforce.com, Inc.(a)	188,919	28,844,153
ServiceNow, Inc.(a)	93,720	18,402,859
Total		224,707,631
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	511,961	116,537,682
Total Information Technology		795,469,844
Materials 1.2%
Chemicals 1.2%
Eastman Chemical Co.	220,452	21,390,458
Total Materials		21,390,458
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	131,629	19,628,516
Equinix, Inc.	50,323	21,947,370
Total		41,575,886
Total Real Estate		41,575,886
Total Common Stocks (Cost $1,118,331,422)		1,751,699,608

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	17,256,160	17,254,434
Total Money Market Funds (Cost $17,254,434)		17,254,434
Total Investments in Securities (Cost: $1,135,585,856)		1,768,954,042
Other Assets & Liabilities, Net		(156,870)
Net Assets		1,768,797,172
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	10,205,483	143,881,725	(136,831,048)	17,256,160	134	—	134,900	17,254,434
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	301,839,490	—	—	—	301,839,490
Consumer Staples	78,267,357	—	—	—	78,267,357
Energy	21,167,894	—	—	—	21,167,894
Financials	68,434,231	—	—	—	68,434,231
Health Care	270,121,296	—	—	—	270,121,296
Industrials	153,433,152	—	—	—	153,433,152
Information Technology	795,469,844	—	—	—	795,469,844
Materials	21,390,458	—	—	—	21,390,458
Real Estate	41,575,886	—	—	—	41,575,886
Total Common Stocks	1,751,699,608	—	—	—	1,751,699,608
Money Market Funds	—	—	—	17,254,434	17,254,434
Total Investments in Securities	1,751,699,608	—	—	17,254,434	1,768,954,042
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,118,331,422)	$1,751,699,608
Affiliated issuers (cost $17,254,434)	17,254,434
Cash	1,753
Receivable for:
Investments sold	5,180
Capital shares sold	948,494
Dividends	1,596,415
Expense reimbursement due from Investment Manager	1,420
Prepaid expenses	8,152
Other assets	1,041
Total assets	1,771,516,497
Liabilities
Payable for:
Capital shares purchased	1,868,085
Management services fees	34,090
Distribution and/or service fees	9,972
Transfer agent fees	217,442
Compensation of board members	507,254
Compensation of chief compliance officer	190
Other expenses	82,292
Total liabilities	2,719,325
Net assets applicable to outstanding capital stock	$1,768,797,172
Represented by
Paid in capital	1,062,031,113
Excess of distributions over net investment income	(2,329,430)
Accumulated net realized gain	75,727,303
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	633,368,186
Total - representing net assets applicable to outstanding capital stock	$1,768,797,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$1,056,140,210
Shares outstanding	54,430,045
Net asset value per share	$19.40
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.58
Advisor Class
Net assets	$29,210,672
Shares outstanding	1,354,049
Net asset value per share	$21.57
Class C
Net assets	$87,330,596
Shares outstanding	6,400,616
Net asset value per share	$13.64
Institutional Class
Net assets	$558,481,158
Shares outstanding	26,667,642
Net asset value per share	$20.94
Institutional 2 Class
Net assets	$10,895,743
Shares outstanding	500,372
Net asset value per share	$21.78
Institutional 3 Class
Net assets	$291,715
Shares outstanding	13,875
Net asset value per share	$21.02
Class R
Net assets	$26,442,545
Shares outstanding	1,352,632
Net asset value per share	$19.55
Class T
Net assets	$4,533
Shares outstanding	231
Net asset value per share(a)	$19.61
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$20.11

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,679,625
Dividends — affiliated issuers	134,900
Total income	7,814,525
Expenses:
Management services fees	6,124,861
Distribution and/or service fees
Class A	1,119,895
Class C	1,174,679
Class R	63,164
Class T	5
Transfer agent fees
Class A	592,457
Advisor Class	18,782
Class C	155,875
Institutional Class	355,459
Institutional 2 Class	2,908
Institutional 3 Class	27
Class R	16,719
Class T	2
Compensation of board members	21,730
Custodian fees	7,085
Printing and postage fees	84,979
Registration fees	60,301
Audit fees	16,046
Legal fees	12,097
Compensation of chief compliance officer	177
Other	18,293
Total expenses	9,845,541
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(210,846)
Expense reduction	(1,795)
Total net expenses	9,632,900
Net investment loss	(1,818,375)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	78,110,093
Investments — affiliated issuers	134
Net realized gain	78,110,227
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	93,787,951
Net change in unrealized appreciation (depreciation)	93,787,951
Net realized and unrealized gain	171,898,178
Net increase in net assets resulting from operations	$170,079,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment loss	$(1,818,375)	$(2,231,005)
Net realized gain	78,110,227	162,530,109
Net change in unrealized appreciation (depreciation)	93,787,951	213,458,299
Net increase in net assets resulting from operations	170,079,803	373,757,403
Distributions to shareholders
Net realized gains
Class A	(35,313,043)	(49,624,039)
Advisor Class	(1,071,277)	(1,562,635)
Class B	—	(3,487)
Class C	(15,400,905)	(22,995,937)
Institutional Class	(20,559,631)	(30,288,033)
Institutional 2 Class	(369,562)	(501,076)
Institutional 3 Class	(10,881)	(11,526)
Class R	(1,020,813)	(1,428,198)
Class T	(182)	(246)
Total distributions to shareholders	(73,746,294)	(106,415,177)
Decrease in net assets from capital stock activity	(68,218,967)	(305,319,083)
Total increase (decrease) in net assets	28,114,542	(37,976,857)
Net assets at beginning of period	1,740,682,630	1,778,659,487
Net assets at end of period	$1,768,797,172	$1,740,682,630
Excess of distributions over net investment income	$(2,329,430)	$(511,055)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,660,010	217,864,950	8,252,408	141,623,544
Distributions reinvested	1,207,599	22,376,802	1,816,753	31,294,882
Redemptions	(4,843,662)	(89,997,702)	(17,034,675)	(287,355,794)
Net increase (decrease)	8,023,947	150,244,050	(6,965,514)	(114,437,368)
Advisor Class
Subscriptions	99,046	2,037,126	435,299	8,483,157
Distributions reinvested	52,021	1,071,109	82,040	1,562,404
Redemptions	(167,985)	(3,489,558)	(557,295)	(10,832,272)
Net decrease	(16,918)	(381,323)	(39,956)	(786,711)
Class B
Subscriptions	—	—	66	810
Distributions reinvested	—	—	195	2,395
Redemptions	—	—	(162,904)	(1,924,751)
Net decrease	—	—	(162,643)	(1,921,546)
Class C
Subscriptions	133,715	1,749,519	377,543	4,728,914
Distributions reinvested	1,108,266	14,462,874	1,666,979	20,693,954
Redemptions	(17,004,747)	(223,964,417)	(16,712,020)	(208,884,917)
Net decrease	(15,762,766)	(207,752,024)	(14,667,498)	(183,462,049)
Class I
Redemptions	—	—	(216)	(3,702)
Net decrease	—	—	(216)	(3,702)
Institutional Class
Subscriptions	1,829,789	36,744,192	8,460,839	148,682,510
Distributions reinvested	841,278	16,817,149	1,327,188	24,557,731
Redemptions	(3,271,839)	(65,358,874)	(9,294,465)	(171,663,861)
Net increase (decrease)	(600,772)	(11,797,533)	493,562	1,576,380
Institutional 2 Class
Subscriptions	88,978	1,865,622	210,162	4,028,048
Distributions reinvested	17,776	369,395	26,093	500,844
Redemptions	(61,656)	(1,293,799)	(270,080)	(5,216,944)
Net increase (decrease)	45,098	941,218	(33,825)	(688,052)
Institutional 3 Class
Subscriptions	652	13,353	12,679	236,220
Distributions reinvested	520	10,435	610	11,364
Redemptions	(532)	(10,712)	(54)	(1,039)
Net increase	640	13,076	13,235	246,545
Class R
Subscriptions	133,260	2,473,416	167,250	2,914,861
Distributions reinvested	51,246	957,268	75,758	1,315,564
Redemptions	(155,600)	(2,917,115)	(575,295)	(10,073,005)
Net increase (decrease)	28,906	513,569	(332,287)	(5,842,580)
Total net decrease	(8,281,865)	(68,218,967)	(21,695,142)	(305,319,083)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$18.33	(0.02)	1.88	1.86	(0.79)	(0.79)
Year Ended 2/28/2018	$15.74	(0.01)	3.66	3.65	(1.06)	(1.06)
Year Ended 2/28/2017	$14.87	0.02	2.84	2.86	(1.99)	(1.99)
Year Ended 2/29/2016	$20.50	(0.09)	(1.73)	(1.82)	(3.81)	(3.81)
Year Ended 2/28/2015	$21.22	(0.05)	2.41	2.36	(3.08)	(3.08)
Year Ended 2/28/2014	$20.84	(0.02)	6.50	6.48	(6.10)	(6.10)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$20.27	0.01	2.08	2.09	(0.79)	(0.79)
Year Ended 2/28/2018	$17.30	0.03	4.03	4.06	(1.09)	(1.09)
Year Ended 2/28/2017	$16.13	0.06	3.10	3.16	(1.99)	(1.99)
Year Ended 2/29/2016	$21.88	(0.05)	(1.89)	(1.94)	(3.81)	(3.81)
Year Ended 2/28/2015	$22.42	0.01	2.57	2.58	(3.12)	(3.12)
Year Ended 2/28/2014	$21.72	0.00 (g)	6.84	6.84	(6.14)	(6.14)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$13.14	(0.06)	1.33	1.27	(0.77)	(0.77)
Year Ended 2/28/2018	$11.58	(0.10)	2.66	2.56	(1.00)	(1.00)
Year Ended 2/28/2017	$11.51	(0.07)	2.13	2.06	(1.99)	(1.99)
Year Ended 2/29/2016	$16.81	(0.18)	(1.34)	(1.52)	(3.78)	(3.78)
Year Ended 2/28/2015	$17.94	(0.16)	1.99	1.83	(2.96)	(2.96)
Year Ended 2/28/2014	$18.42	(0.16)	5.64	5.48	(5.96)	(5.96)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$19.70	0.01	2.02	2.03	(0.79)	(0.79)
Year Ended 2/28/2018	$16.84	0.03	3.92	3.95	(1.09)	(1.09)
Year Ended 2/28/2017	$15.74	0.06	3.03	3.09	(1.99)	(1.99)
Year Ended 2/29/2016	$21.44	(0.04)	(1.85)	(1.89)	(3.81)	(3.81)
Year Ended 2/28/2015	$22.04	0.01	2.51	2.52	(3.12)	(3.12)
Year Ended 2/28/2014	$21.44	0.04	6.70	6.74	(6.14)	(6.14)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$20.45	0.01	2.12	2.13	(0.80)	(0.80)
Year Ended 2/28/2018	$17.44	0.05	4.06	4.11	(1.10)	(1.10)
Year Ended 2/28/2017	$16.23	0.08	3.12	3.20	(1.99)	(1.99)
Year Ended 2/29/2016	$21.96	(0.01)	(1.90)	(1.91)	(3.82)	(3.82)
Year Ended 2/28/2015	$22.49	0.04	2.58	2.62	(3.15)	(3.15)
Year Ended 2/28/2014(h)	$25.48	(0.00) (g)	1.77	1.77	(4.76)	(4.76)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$19.77	0.02	2.03	2.05	(0.80)	(0.80)
Year Ended 2/28/2018(i)	$17.10	0.04	3.74	3.78	(1.11)	(1.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$19.40	10.33%	1.12% (c)	1.09% (c),(d)	(0.18%) (c)	8%	$1,056,140
Year Ended 2/28/2018	$18.33	23.65%	1.12%	1.12% (d)	(0.07%)	37%	$850,411
Year Ended 2/28/2017	$15.74	20.85%	1.18% (e)	1.17% (d),(e)	0.11%	29%	$840,034
Year Ended 2/29/2016	$14.87	(11.07%)	1.24% (f)	1.22% (d),(f)	(0.46%)	102%	$356,035
Year Ended 2/28/2015	$20.50	12.29%	1.22% (f)	1.22% (d),(f)	(0.23%)	53%	$543,323
Year Ended 2/28/2014	$21.22	34.77%	1.21% (f)	1.21% (d),(f)	(0.07%)	95%	$598,791
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$21.57	10.51%	0.87% (c)	0.84% (c),(d)	0.06% (c)	8%	$29,211
Year Ended 2/28/2018	$20.27	23.93%	0.87%	0.87% (d)	0.18%	37%	$27,793
Year Ended 2/28/2017	$17.30	21.11%	0.92% (e)	0.92% (d),(e)	0.32%	29%	$24,411
Year Ended 2/29/2016	$16.13	(10.88%)	0.98% (f)	0.97% (d),(f)	(0.23%)	102%	$3,401
Year Ended 2/28/2015	$21.88	12.64%	0.98% (f)	0.97% (d),(f)	0.03%	53%	$18,848
Year Ended 2/28/2014	$22.42	35.07%	0.97% (f)	0.97% (d),(f)	0.02%	95%	$5,255
Class C
Six Months Ended 8/31/2018 (Unaudited)	$13.64	9.91%	1.86% (c)	1.84% (c),(d)	(0.97%) (c)	8%	$87,331
Year Ended 2/28/2018	$13.14	22.74%	1.87%	1.87% (d)	(0.79%)	37%	$291,221
Year Ended 2/28/2017	$11.58	19.89%	1.91% (e)	1.91% (d),(e)	(0.63%)	29%	$426,640
Year Ended 2/29/2016	$11.51	(11.70%)	1.99% (f)	1.97% (d),(f)	(1.21%)	102%	$148,420
Year Ended 2/28/2015	$16.81	11.47%	1.97% (f)	1.97% (d),(f)	(0.98%)	53%	$227,979
Year Ended 2/28/2014	$17.94	33.75%	1.96% (f)	1.96% (d),(f)	(0.85%)	95%	$246,747
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$20.94	10.51%	0.87% (c)	0.84% (c),(d)	0.06% (c)	8%	$558,481
Year Ended 2/28/2018	$19.70	23.93%	0.87%	0.87% (d)	0.19%	37%	$537,229
Year Ended 2/28/2017	$16.84	21.19%	0.90% (e)	0.90% (d),(e)	0.37%	29%	$450,897
Year Ended 2/29/2016	$15.74	(10.87%)	0.98% (f)	0.97% (d),(f)	(0.22%)	102%	$129,655
Year Ended 2/28/2015	$21.44	12.59%	0.98% (f)	0.97% (d),(f)	0.03%	53%	$285,397
Year Ended 2/28/2014	$22.04	35.08%	0.96% (f)	0.96% (d),(f)	0.16%	95%	$289,882
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$21.78	10.58%	0.79% (c)	0.77% (c)	0.14% (c)	8%	$10,896
Year Ended 2/28/2018	$20.45	24.04%	0.80%	0.80%	0.26%	37%	$9,310
Year Ended 2/28/2017	$17.44	21.23%	0.83% (e)	0.83% (e)	0.46%	29%	$8,530
Year Ended 2/29/2016	$16.23	(10.72%)	0.83% (f)	0.83% (f)	(0.07%)	102%	$4,934
Year Ended 2/28/2015	$21.96	12.77%	0.82% (f)	0.82% (f)	0.17%	53%	$8,682
Year Ended 2/28/2014(h)	$22.49	8.59%	0.81% (c),(f)	0.81% (c),(f)	(0.02%) (c)	95%	$6,220
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$21.02	10.55%	0.75% (c)	0.73% (c)	0.18% (c)	8%	$292
Year Ended 2/28/2018(i)	$19.77	22.55%	0.76%	0.76%	0.19%	37%	$262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2018 (Unaudited)	$18.47	(0.04)	1.90	1.86	(0.78)	(0.78)
Year Ended 2/28/2018	$15.87	(0.05)	3.67	3.62	(1.02)	(1.02)
Year Ended 2/28/2017(j)	$14.69	(0.01)	1.30	1.29	(0.11)	(0.11)
Class T
Six Months Ended 8/31/2018 (Unaudited)	$18.51	(0.01)	1.90	1.89	(0.79)	(0.79)
Year Ended 2/28/2018	$15.89	(0.00) (g)	3.69	3.69	(1.07)	(1.07)
Year Ended 2/28/2017(k)	$14.69	0.01	1.30	1.31	(0.11)	(0.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
(h)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Class R shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
(k)	Class T shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$19.55	10.26%	1.37% (c)	1.34% (c),(d)	(0.44%) (c)	8%	$26,443
Year Ended 2/28/2018	$18.47	23.28%	1.37%	1.37% (d)	(0.31%)	37%	$24,453
Year Ended 2/28/2017(j)	$15.87	8.81%	1.35% (c)	1.35% (c),(d)	(0.14%) (c)	29%	$26,278
Class T
Six Months Ended 8/31/2018 (Unaudited)	$19.61	10.39%	1.12% (c)	1.11% (c),(d)	(0.15%) (c)	8%	$5
Year Ended 2/28/2018	$18.51	23.68%	1.12%	1.12% (d)	(0.01%)	37%	$4
Year Ended 2/28/2017(k)	$15.89	8.95%	1.06% (c)	1.06% (c),(d)	0.14% (c)	29%	$4
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	17

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund III (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.71% of the Fund’s average daily net assets.
20	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.13
Class T	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $1,795.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	43,936
Class C	803
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through June 30, 2019	Prior to May 1, 2018
Class A	1.08%	1.17%
Advisor Class	0.83	0.92
Class C	1.83	1.92
Institutional Class	0.83	0.92
Institutional 2 Class	0.76	0.895
Institutional 3 Class	0.72	0.845
Class R	1.33	1.42
Class T	1.08	1.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
22	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,135,586,000	666,903,000	(33,535,000)	633,368,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $134,468,551 and $285,037,211, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholder of record owned 24.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	25

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund III (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
26	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Large Cap Growth Fund III | Semiannual Report 2018	27

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Large Cap Growth Fund III | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund III | Semiannual Report 2018	29

Columbia Large Cap Growth Fund III
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR186_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Mid Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Index Fund   |  Semiannual Report 2018

Columbia Mid Cap Index Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400 Index.
Portfolio management
Christopher Lo, Ph.D., CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	10.32	19.44	12.77	10.86
Institutional Class	03/31/00	10.41	19.66	13.05	11.13
Institutional 2 Class*	11/08/12	10.45	19.74	13.06	11.14
Institutional 3 Class*	03/01/17	10.40	19.66	13.05	11.13
S&P MidCap 400 Index		10.54	20.00	13.30	11.35
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Mid Cap Index Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
WellCare Health Plans, Inc.	0.8
Domino’s Pizza, Inc.	0.7
Jack Henry & Associates, Inc.	0.7
Keysight Technologies, Inc.	0.7
Fortinet, Inc.	0.7
IDEX Corp.	0.6
PTC, Inc.	0.6
Teleflex, Inc.	0.6
Steel Dynamics, Inc.	0.6
Trimble Navigation Ltd.	0.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	13.4
Consumer Staples	3.4
Energy	5.1
Financials	16.3
Health Care	10.0
Industrials	14.7
Information Technology	16.8
Materials	6.8
Real Estate	8.9
Telecommunication Services	0.1
Utilities	4.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Index Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.20	1,022.94	2.39	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,104.10	1,024.20	1.06	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	1,104.50	1,024.20	1.06	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	1,104.00	1,024.20	1.06	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Mid Cap Index Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.1%
Adient PLC	249,360	10,794,795
Dana, Inc.	388,060	7,594,334
Delphi Technologies PLC	236,840	8,343,873
Gentex Corp.	730,516	17,079,464
Visteon Corp.(a)	78,810	8,699,836
Total		52,512,302
Automobiles 0.2%
Thor Industries, Inc.	130,724	12,476,299
Distributors 0.4%
Pool Corp.	107,960	17,733,510
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.(a)	160,658	7,687,485
Graham Holdings Co., Class B	11,732	6,601,010
Service Corp. International	489,081	20,521,839
Sotheby’s (a)	98,132	4,712,298
Total		39,522,632
Hotels, Restaurants & Leisure 3.8%
Boyd Gaming Corp.	219,150	7,981,443
Brinker International, Inc.	116,979	5,179,830
Cheesecake Factory, Inc. (The)	113,685	6,044,631
Churchill Downs, Inc.	30,340	8,574,084
Cracker Barrel Old Country Store, Inc.	64,030	9,546,233
Domino’s Pizza, Inc.	112,790	33,674,582
Dunkin’ Brands Group, Inc.	221,320	16,132,015
Eldorado Resorts, Inc.(a)	160,690	7,721,155
ILG, Inc.	281,890	9,620,906
International Speedway Corp., Class A	65,139	2,875,887
Jack in the Box, Inc.	75,860	6,875,950
Marriott Vacations Worldwide Corp.	62,668	7,457,492
Papa John’s International, Inc.	62,690	2,891,263
Scientific Games Corp., Class A(a)	142,810	4,327,143
Six Flags Entertainment Corp.	207,260	14,000,413
Texas Roadhouse, Inc.	175,260	12,084,177
Wendy’s Co. (The)	478,578	8,446,902
Common Stocks (continued)
Issuer	Shares	Value ($)
Wyndham Destinations, Inc.	266,170	11,764,714
Wyndham Hotels & Resorts, Inc.	266,010	15,096,067
Total		190,294,887
Household Durables 1.4%
Helen of Troy Ltd.(a)	71,000	8,445,450
KB Home	225,276	5,598,109
NVR, Inc.(a)	8,992	23,994,703
Tempur Sealy International, Inc.(a)	123,334	6,831,470
Toll Brothers, Inc.	376,636	13,645,522
TRI Pointe Group, Inc.(a)	405,260	5,872,217
Tupperware Brands Corp.	136,360	4,434,427
Total		68,821,898
Leisure Products 0.6%
Brunswick Corp.	232,520	15,443,979
Polaris Industries, Inc.	156,654	16,989,126
Total		32,433,105
Media 1.7%
AMC Networks, Inc., Class A(a)	122,644	7,703,270
Cable One, Inc.	12,524	10,491,856
Cinemark Holdings, Inc.	283,473	10,579,212
John Wiley & Sons, Inc., Class A	119,724	7,728,184
Live Nation Entertainment, Inc.(a)	362,170	17,992,605
Meredith Corp.	106,068	5,478,412
New York Times Co. (The), Class A	341,369	7,953,898
TEGNA, Inc.	575,330	6,696,841
World Wrestling Entertainment, Inc., Class A	106,690	9,325,773
Total		83,950,051
Multiline Retail 0.4%
Big Lots, Inc.	112,520	4,843,986
Dillard’s, Inc., Class A	52,880	4,155,310
Ollie’s Bargain Outlet Holdings, Inc.(a)	133,050	11,588,655
Total		20,587,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.2%
Aaron’s, Inc.	165,129	8,210,214
American Eagle Outfitters, Inc.	447,564	11,618,761
AutoNation, Inc.(a)	157,510	7,143,079
Bed Bath & Beyond, Inc.	373,570	6,701,846
Dick’s Sporting Goods, Inc.	207,860	7,782,278
Five Below, Inc.(a)	148,360	17,279,489
Michaels Companies, Inc. (The)(a)	296,230	5,032,948
Murphy U.S.A., Inc.(a)	82,440	6,840,871
Sally Beauty Holdings, Inc.(a)	325,690	5,015,626
Signet Jewelers Ltd.	157,400	10,105,080
Urban Outfitters, Inc.(a)	214,510	9,970,425
Williams-Sonoma, Inc.	204,238	14,343,635
Total		110,044,252
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	125,212	13,263,707
Deckers Outdoor Corp.(a)	81,222	9,896,089
Skechers U.S.A., Inc., Class A(a)	362,250	10,679,130
Total		33,838,926
Total Consumer Discretionary		662,215,813
Consumer Staples 3.3%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	23,340	7,075,521
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	100,130	11,431,842
Sprouts Farmers Market, Inc.(a)	327,090	8,658,072
United Natural Foods, Inc.(a)	134,471	4,775,065
Total		24,864,979
Food Products 2.1%
Flowers Foods, Inc.	494,871	9,971,651
Hain Celestial Group, Inc. (The)(a)	277,220	7,917,403
Ingredion, Inc.	192,706	19,476,795
Lamb Weston Holdings, Inc.	390,070	26,368,732
Lancaster Colony Corp.	52,045	8,133,072
Post Holdings, Inc.(a)	179,491	17,457,295
Sanderson Farms, Inc.	53,610	5,669,794
Common Stocks (continued)
Issuer	Shares	Value ($)
Tootsie Roll Industries, Inc.	51,649	1,487,491
TreeHouse Foods, Inc.(a)	150,250	7,828,025
Total		104,310,258
Household Products 0.2%
Energizer Holdings, Inc.	159,213	10,124,355
Personal Products 0.4%
Edgewell Personal Care Co.(a)	144,043	8,134,108
Nu Skin Enterprises, Inc., Class A	148,350	11,808,660
Total		19,942,768
Total Consumer Staples		166,317,881
Energy 5.0%
Energy Equipment & Services 1.9%
Apergy Corp.(a)	206,470	9,336,573
Core Laboratories NV	117,650	13,476,807
Diamond Offshore Drilling, Inc.(a)	172,300	3,001,466
Dril-Quip, Inc.(a)	101,750	5,357,138
Ensco PLC, Class A	1,166,000	7,975,440
McDermott International, Inc.(a)	479,640	9,276,238
Nabors Industries Ltd.	940,100	5,800,417
Oceaneering International, Inc.	262,836	7,430,374
Patterson-UTI Energy, Inc.	591,673	10,135,358
Rowan Companies PLC, Class A(a)	304,650	4,277,286
Superior Energy Services, Inc.(a)	411,439	3,702,951
Transocean Ltd.(a)	1,170,060	14,169,427
Total		93,939,475
Oil, Gas & Consumable Fuels 3.1%
Callon Petroleum Co.(a)	598,050	6,757,965
Chesapeake Energy Corp.(a)	2,432,300	10,775,089
CNX Resources Corp.(a)	523,160	8,339,170
Energen Corp.(a)	259,895	20,154,857
Gulfport Energy Corp.(a)	416,910	4,902,862
Matador Resources Co.(a)	276,010	9,036,567
Murphy Oil Corp.	433,890	13,376,829
Oasis Petroleum, Inc.(a)	711,000	9,570,060
PBF Energy, Inc., Class A	315,380	16,374,530
QEP Resources, Inc.(a)	634,090	6,321,877
Range Resources Corp.	605,010	9,934,264
SM Energy Co.	274,099	8,247,639

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Southwestern Energy Co.(a)	1,361,830	7,653,485
World Fuel Services Corp.	180,610	5,062,498
WPX Energy, Inc.(a)	1,053,180	20,084,143
Total		156,591,835
Total Energy		250,531,310
Financials 16.1%
Banks 7.7%
Associated Banc-Corp.	451,049	12,291,085
BancorpSouth Bank	218,840	7,615,632
Bank of Hawaii Corp.	112,746	9,372,575
Bank OZK	323,920	13,105,803
Cathay General Bancorp	203,705	8,616,722
Chemical Financial Corp.	190,340	10,872,221
Commerce Bancshares, Inc.	250,228	17,781,202
Cullen/Frost Bankers, Inc.	154,869	17,173,423
East West Bancorp, Inc.	386,517	24,501,313
First Horizon National Corp.	872,800	16,076,976
FNB Corp.	863,880	11,619,186
Fulton Financial Corp.	468,825	8,532,615
Hancock Whitney Corp.	227,501	11,727,677
Home Bancshares, Inc.	420,850	9,852,098
International Bancshares Corp.	144,612	6,775,072
MB Financial, Inc.	224,280	10,868,609
PacWest Bancorp	333,800	16,853,562
Pinnacle Financial Partners, Inc.	197,330	12,737,651
Prosperity Bancshares, Inc.	186,315	13,943,815
Signature Bank	143,201	16,574,084
Sterling Bancorp	601,460	13,743,361
Synovus Financial Corp.	316,475	15,842,738
TCF Financial Corp.	448,819	11,377,562
Texas Capital Bancshares, Inc.(a)	132,510	11,780,139
Trustmark Corp.	180,810	6,415,139
UMB Financial Corp.	117,510	8,841,452
Umpqua Holdings Corp.	587,320	12,568,648
United Bankshares, Inc.	280,470	11,050,518
Valley National Bancorp	706,921	8,518,398
Webster Financial Corp.	245,675	16,062,231
Wintrust Financial Corp.	150,140	13,294,897
Total		386,386,404
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.9%
Eaton Vance Corp.	317,972	16,766,664
Evercore, Inc., Class A	108,630	11,531,074
Factset Research Systems, Inc.	103,694	23,786,367
Federated Investors, Inc., Class B	254,350	5,890,746
Interactive Brokers Group, Inc., Class A	200,270	12,448,783
Janus Henderson Group PLC	481,147	13,592,403
Legg Mason, Inc.	227,970	7,112,664
MarketAxess Holdings, Inc.	100,320	19,042,742
SEI Investments Co.	350,005	22,078,315
Stifel Financial Corp.	190,880	10,664,466
Total		142,914,224
Consumer Finance 0.5%
Navient Corp.	705,850	9,627,794
SLM Corp.(a)	1,160,970	13,606,569
Total		23,234,363
Insurance 4.5%
Alleghany Corp.	40,788	25,769,043
American Financial Group, Inc.	185,047	20,606,834
Aspen Insurance Holdings Ltd.	159,124	6,547,953
Brown & Brown, Inc.	611,616	18,642,056
CNO Financial Group, Inc.	446,430	9,647,352
First American Financial Corp.	297,545	16,918,409
Genworth Financial, Inc., Class A(a)	1,331,630	6,192,079
Hanover Insurance Group, Inc. (The)	113,470	13,898,940
Kemper Corp.	165,651	13,475,709
Mercury General Corp.	97,411	5,250,453
Old Republic International Corp.	669,056	14,839,662
Primerica, Inc.	117,545	14,369,876
Reinsurance Group of America, Inc.	172,119	24,587,199
RenaissanceRe Holdings Ltd.	107,360	14,274,585
WR Berkley Corp.	256,403	20,066,099
Total		225,086,249

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.5%
LendingTree, Inc.(a)	20,990	5,317,816
New York Community Bancorp, Inc.	1,308,144	14,088,711
Washington Federal, Inc.	225,339	7,684,060
Total		27,090,587
Total Financials		804,711,827
Health Care 9.9%
Biotechnology 0.6%
Exelixis, Inc.(a)	752,300	14,135,717
United Therapeutics Corp.(a)	116,158	14,286,272
Total		28,421,989
Health Care Equipment & Supplies 4.1%
Avanos Medical, Inc.(a)	125,420	9,042,782
Cantel Medical Corp.	94,570	9,173,290
Globus Medical, Inc., Class A(a)	195,500	10,414,285
Haemonetics Corp.(a)	139,260	15,546,986
Hill-Rom Holdings, Inc.	176,794	17,196,752
ICU Medical, Inc.(a)	40,650	12,438,900
Integra LifeSciences Holdings Corp.(a)	188,180	11,191,065
LivaNova PLC(a)	116,280	14,598,954
Masimo Corp.(a)	127,080	14,981,461
NuVasive, Inc.(a)	136,740	9,597,781
STERIS PLC	225,718	25,826,654
Teleflex, Inc.	121,487	30,059,528
West Pharmaceutical Services, Inc.	196,270	22,973,404
Total		203,041,842
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.(a)	218,890	9,090,502
Chemed Corp.	42,520	13,756,921
Encompass Health Corp.	263,610	21,507,940
Lifepoint Hospitals, Inc.(a)	103,447	6,661,987
Mednax, Inc.(a)	252,072	11,935,609
Molina Healthcare, Inc.(a)	126,700	17,484,600
Patterson Companies, Inc.	217,100	4,895,605
Tenet Healthcare Corp.(a)	217,780	7,343,541
WellCare Health Plans, Inc.(a)	131,466	39,777,667
Total		132,454,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	474,693	6,935,265
Medidata Solutions, Inc.(a)	157,980	13,425,140
Total		20,360,405
Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A(a)	54,031	17,576,285
Bio-Techne Corp.	100,231	19,261,391
Charles River Laboratories International, Inc.(a)	127,808	15,785,566
Pra Health Sciences, Inc.(a)	153,830	16,244,448
Syneos Health, Inc.(a)	161,760	8,063,736
Total		76,931,426
Pharmaceuticals 0.7%
Akorn, Inc.(a)	250,600	3,931,914
Catalent, Inc.(a)	382,280	15,979,304
Mallinckrodt PLC(a)	221,630	7,637,370
Prestige Consumer Healthcare, Inc.(a)	141,580	5,450,830
Total		32,999,418
Total Health Care		494,209,452
Industrials 14.6%
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	117,930	15,796,723
Esterline Technologies Corp.(a)	69,083	5,937,684
KLX, Inc.(a)	135,352	9,994,392
Teledyne Technologies, Inc.(a)	95,400	22,634,604
Total		54,363,403
Airlines 0.3%
JetBlue Airways Corp.(a)	844,266	16,108,595
Building Products 0.4%
Lennox International, Inc.	99,012	22,060,864
Commercial Services & Supplies 1.5%
Brink’s Co. (The)	135,790	10,197,829
Clean Harbors, Inc.(a)	136,400	9,355,676
Deluxe Corp.	127,632	7,558,367
Healthcare Services Group, Inc.	196,630	8,103,122
Herman Miller, Inc.	159,049	6,091,577
HNI Corp.	116,115	5,120,672
MSA Safety, Inc.	90,966	9,195,753

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pitney Bowes, Inc.	500,300	3,632,178
Rollins, Inc.	256,089	15,385,827
Total		74,641,001
Construction & Engineering 1.1%
AECOM (a)	427,675	14,386,987
Dycom Industries, Inc.(a)	83,210	6,982,151
EMCOR Group, Inc.	155,930	12,489,993
Granite Construction, Inc.	121,272	5,539,705
KBR, Inc.	375,117	7,869,955
Valmont Industries, Inc.	60,161	8,446,604
Total		55,715,395
Electrical Equipment 1.3%
Acuity Brands, Inc.	109,370	16,716,111
EnerSys	112,340	9,323,096
Hubbell, Inc.	146,355	18,493,418
nVent Electric PLC	433,090	12,165,498
Regal Beloit Corp.	117,324	9,820,019
Total		66,518,142
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	162,574	20,616,009
Machinery 5.0%
AGCO Corp.	176,101	10,506,186
Crane Co.	135,375	12,357,030
Donaldson Co., Inc.	346,445	17,530,117
Graco, Inc.	447,096	21,017,983
IDEX Corp.	204,643	31,353,354
ITT, Inc.	233,142	13,781,024
Kennametal, Inc.	217,746	8,892,747
Lincoln Electric Holdings, Inc.	164,535	15,492,615
Nordson Corp.	136,366	18,957,601
Oshkosh Corp.	197,180	13,853,867
Terex Corp.	192,595	7,463,056
Timken Co. (The)	182,155	8,861,841
Toro Co. (The)	282,810	17,192,020
Trinity Industries, Inc.	398,236	14,272,778
Wabtec Corp.	228,600	24,761,952
Woodward, Inc.	147,697	11,898,470
Total		248,192,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.3%
Kirby Corp.(a)	143,318	12,511,661
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	98,930	14,139,076
ManpowerGroup, Inc.	175,597	16,458,707
Total		30,597,783
Road & Rail 1.8%
Avis Budget Group, Inc.(a)	190,750	5,934,233
Genesee & Wyoming, Inc., Class A(a)	160,454	14,102,302
Knight-Swift Transportation Holdings, Inc.	342,480	11,688,842
Landstar System, Inc.	112,218	12,994,844
Old Dominion Freight Line, Inc.	181,990	27,735,276
Ryder System, Inc.	141,630	10,882,849
Werner Enterprises, Inc.	119,574	4,430,217
Total		87,768,563
Trading Companies & Distributors 0.8%
GATX Corp.	100,568	8,492,968
MSC Industrial Direct Co., Inc., Class A	122,330	10,456,769
NOW, Inc.(a)	288,470	4,958,799
Watsco, Inc.	85,473	14,956,920
Total		38,865,456
Total Industrials		727,959,513
Information Technology 16.6%
Communications Equipment 1.3%
Arris International PLC(a)	467,050	12,101,266
Ciena Corp.(a)	382,602	12,082,571
InterDigital, Inc.	92,684	7,655,698
Lumentum Holdings, Inc.(a)	167,790	11,392,941
Netscout Systems, Inc.(a)	214,130	5,353,250
Plantronics, Inc.	87,709	5,895,799
Viasat, Inc.(a)	146,140	9,180,515
Total		63,662,040
Electronic Equipment, Instruments & Components 4.6%
Arrow Electronics, Inc.(a)	233,726	18,120,777
Avnet, Inc.	314,720	15,232,448
Belden, Inc.	108,430	7,885,030
Cognex Corp.	461,340	24,820,092
Coherent, Inc.(a)	66,350	12,646,310

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jabil, Inc.	456,950	13,507,442
Keysight Technologies, Inc.(a)	498,560	32,351,558
Littelfuse, Inc.	66,600	14,889,096
National Instruments Corp.	286,996	13,704,059
SYNNEX Corp.	78,100	7,573,357
Tech Data Corp.(a)	92,964	6,763,131
Trimble Navigation Ltd.(a)	664,798	27,987,996
Vishay Intertechnology, Inc.	352,428	8,387,786
Zebra Technologies Corp., Class A(a)	142,445	24,463,504
Total		228,332,586
Internet Software & Services 0.5%
Cars.com Inc(a)	191,760	5,160,262
j2 Global, Inc.	131,000	10,816,670
LogMeIn, Inc.	139,280	11,971,116
Total		27,948,048
IT Services 3.4%
Acxiom Corp.(a)	205,563	9,392,173
Convergys Corp.	244,074	6,035,950
CoreLogic, Inc.(a)	217,767	11,071,274
Jack Henry & Associates, Inc.	206,188	32,668,427
Leidos Holdings, Inc.	380,602	26,935,204
MAXIMUS, Inc.	174,040	11,573,660
Perspecta, Inc.	380,490	8,850,197
Sabre Corp.	674,250	17,604,668
Science Applications International Corp.	112,734	10,170,861
Teradata Corp.(a)	322,540	13,375,734
WEX, Inc.(a)	106,877	20,330,143
Total		168,008,291
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc.(a)	162,660	7,148,907
Cree, Inc.(a)	268,108	12,898,676
Cypress Semiconductor Corp.	956,292	16,457,785
First Solar, Inc.(a)	217,980	11,352,398
Integrated Device Technology, Inc.(a)	344,821	14,651,444
MKS Instruments, Inc.	145,870	13,551,323
Monolithic Power Systems, Inc.	103,530	15,516,041
Silicon Laboratories, Inc.(a)	115,322	11,301,556
Synaptics, Inc.(a)	92,330	4,455,846
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	510,340	21,020,905
Versum Materials, Inc.	290,610	11,563,372
Total		139,918,253
Software 3.8%
ACI Worldwide, Inc.(a)	310,568	8,823,237
Blackbaud, Inc.	129,440	13,535,541
CDK Global, Inc.	330,000	20,565,600
CommVault Systems, Inc.(a)	112,835	7,858,958
Fair Isaac Corp.(a)	79,602	18,386,470
Fortinet, Inc.(a)	385,630	32,300,369
Manhattan Associates, Inc.(a)	178,240	10,336,137
PTC, Inc.(a)	307,800	30,761,532
Tyler Technologies, Inc.(a)	94,980	23,455,311
Ultimate Software Group, Inc. (The)(a)	77,580	24,024,198
Total		190,047,353
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	315,570	8,965,344
Total Information Technology		826,881,915
Materials 6.7%
Chemicals 2.7%
Ashland Global Holdings, Inc.	166,460	14,015,932
Cabot Corp.	164,909	10,705,892
Chemours Co. LLC (The)	474,590	20,692,124
Minerals Technologies, Inc.	94,335	6,334,595
NewMarket Corp.	24,523	9,834,704
Olin Corp.	446,043	13,706,901
PolyOne Corp.	213,330	9,015,326
RPM International, Inc.	356,731	24,079,343
Scotts Miracle-Gro Co. (The), Class A	103,387	7,725,077
Sensient Technologies Corp.	112,930	8,020,289
Valvoline, Inc.	521,987	11,233,160
Total		135,363,343
Construction Materials 0.2%
Eagle Materials, Inc.	127,970	11,815,470
Containers & Packaging 1.2%
AptarGroup, Inc.	166,422	17,426,048
Bemis Co., Inc.	242,680	11,959,270
Greif, Inc., Class A	69,143	3,815,311

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Owens-Illinois, Inc.(a)	431,360	7,622,131
Silgan Holdings, Inc.	197,670	5,386,508
Sonoco Products Co.	265,586	14,883,439
Total		61,092,707
Metals & Mining 2.2%
Allegheny Technologies, Inc.(a)	335,170	9,059,645
Carpenter Technology Corp.	125,182	7,469,610
Commercial Metals Co.	312,112	6,741,619
Compass Minerals International, Inc.	90,294	5,647,890
Reliance Steel & Aluminum Co.	192,961	16,959,342
Royal Gold, Inc.	174,605	13,315,377
Steel Dynamics, Inc.	629,359	28,780,587
United States Steel Corp.	471,600	13,997,088
Worthington Industries, Inc.	114,850	5,349,713
Total		107,320,871
Paper & Forest Products 0.4%
Domtar Corp.	167,606	8,531,145
Louisiana-Pacific Corp.	387,267	11,292,706
Total		19,823,851
Total Materials		335,416,242
Real Estate 8.8%
Equity Real Estate Investment Trusts (REITS) 8.4%
Alexander & Baldwin, Inc.	180,419	4,234,434
American Campus Communities, Inc.	364,613	15,288,223
Camden Property Trust	247,477	23,525,164
CoreCivic, Inc.	316,215	8,186,806
Coresite Realty Corp.	96,660	11,257,990
Corporate Office Properties Trust	272,471	8,386,657
Cousins Properties, Inc.	1,121,010	10,481,444
CyrusOne, Inc.	264,390	17,703,554
Douglas Emmett, Inc.	426,070	16,642,294
Education Realty Trust, Inc.	214,950	8,894,631
EPR Properties	172,480	12,104,646
First Industrial Realty Trust, Inc.	334,400	10,854,624
GEO Group, Inc. (The)	328,175	8,325,800
Healthcare Realty Trust, Inc.	333,970	10,339,711
Highwoods Properties, Inc.	275,884	13,722,470
Hospitality Properties Trust	438,403	12,709,303
Common Stocks (continued)
Issuer	Shares	Value ($)
JBG SMITH Properties	248,570	9,311,432
Kilroy Realty Corp.	263,655	19,283,727
Lamar Advertising Co., Class A	224,179	17,272,992
LaSalle Hotel Properties	294,450	10,338,140
Liberty Property Trust	394,231	17,247,606
Life Storage, Inc.	124,090	12,111,184
Mack-Cali Realty Corp.	240,438	5,251,166
Medical Properties Trust, Inc.	972,950	14,642,898
National Retail Properties, Inc.	410,398	18,915,244
Omega Healthcare Investors, Inc.	529,770	17,508,899
PotlatchDeltic Corp.	160,707	7,762,148
Rayonier, Inc.	345,165	12,022,097
Sabra Health Care REIT, Inc.	475,569	11,213,917
Senior Housing Properties Trust	633,885	12,113,542
Tanger Factory Outlet Centers, Inc.	251,770	6,057,586
Taubman Centers, Inc.	162,699	10,511,982
Uniti Group, Inc.	440,574	9,172,751
Urban Edge Properties	282,650	6,461,379
Weingarten Realty Investors	317,917	9,833,173
Total		419,689,614
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	121,348	18,507,997
Total Real Estate		438,197,611
Telecommunication Services 0.1%
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	247,635	7,438,955
Total Telecommunication Services		7,438,955
Utilities 4.4%
Electric Utilities 1.2%
Allete, Inc.	136,770	10,268,692
Hawaiian Electric Industries, Inc.	290,336	10,240,151
IDACORP, Inc.	134,419	13,152,899
OGE Energy Corp.	532,788	19,622,582
PNM Resources, Inc.	212,480	8,276,096
Total		61,560,420

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.9%
Atmos Energy Corp.	296,267	27,324,705
National Fuel Gas Co.	229,215	12,728,309
New Jersey Resources Corp.	234,030	10,671,768
ONE Gas, Inc.	139,970	10,991,844
Southwest Gas Holdings, Inc.	128,990	9,973,507
UGI Corp.	461,801	24,960,344
Total		96,650,477
Multi-Utilities 0.9%
Black Hills Corp.	142,962	8,413,314
MDU Resources Group, Inc.	520,976	14,530,020
NorthWestern Corp.	131,980	7,913,521
Vectren Corp.	221,620	15,779,344
Total		46,636,199
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
Aqua America, Inc.	474,548	17,643,695
Total Utilities		222,490,791
Total Common Stocks (Cost $3,232,545,546)		4,936,371,310

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	68,692,971	68,686,102
Total Money Market Funds (Cost $68,686,102)		68,686,102
Total Investments in Securities (Cost: $3,301,231,648)		5,005,057,412
Other Assets & Liabilities, Net		(11,188,578)
Net Assets		4,993,868,834

At August 31, 2018, securities and/or cash totaling $2,685,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	346	09/2018	USD	70,777,760	2,173,430	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	66,343,121	297,839,816	(295,489,966)	68,692,971	1,805	4,776	707,105	68,686,102
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	662,215,813	—	—	—	662,215,813
Consumer Staples	166,317,881	—	—	—	166,317,881
Energy	250,531,310	—	—	—	250,531,310
Financials	804,711,827	—	—	—	804,711,827
Health Care	494,209,452	—	—	—	494,209,452
Industrials	727,959,513	—	—	—	727,959,513
Information Technology	826,881,915	—	—	—	826,881,915
Materials	335,416,242	—	—	—	335,416,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	438,197,611	—	—	—	438,197,611
Telecommunication Services	7,438,955	—	—	—	7,438,955
Utilities	222,490,791	—	—	—	222,490,791
Total Common Stocks	4,936,371,310	—	—	—	4,936,371,310
Money Market Funds	—	—	—	68,686,102	68,686,102
Total Investments in Securities	4,936,371,310	—	—	68,686,102	5,005,057,412
Investments in Derivatives
Asset
Futures Contracts	2,173,430	—	—	—	2,173,430
Total	4,938,544,740	—	—	68,686,102	5,007,230,842
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,232,545,546)	$4,936,371,310
Affiliated issuers (cost $68,686,102)	68,686,102
Margin deposits on:
Futures contracts	2,685,000
Receivable for:
Capital shares sold	6,242,653
Dividends	5,028,983
Variation margin for futures contracts	182,581
Expense reimbursement due from Investment Manager	16,529
Prepaid expenses	18,420
Total assets	5,019,231,578
Liabilities
Payable for:
Investments purchased	7,457,492
Capital shares purchased	16,805,010
Management services fees	27,330
Distribution and/or service fees	10,835
Transfer agent fees	760,044
Compensation of board members	210,624
Compensation of chief compliance officer	527
Other expenses	90,882
Total liabilities	25,362,744
Net assets applicable to outstanding capital stock	$4,993,868,834
Represented by
Paid in capital	3,043,545,550
Undistributed net investment income	32,577,092
Accumulated net realized gain	211,746,998
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,703,825,764
Futures contracts	2,173,430
Total - representing net assets applicable to outstanding capital stock	$4,993,868,834
Class A
Net assets	$1,574,067,936
Shares outstanding	88,502,965
Net asset value per share	$17.79
Institutional Class
Net assets	$2,414,934,951
Shares outstanding	136,256,352
Net asset value per share	$17.72
Institutional 2 Class
Net assets	$989,731,020
Shares outstanding	54,741,643
Net asset value per share	$18.08
Institutional 3 Class
Net assets	$15,134,927
Shares outstanding	868,621
Net asset value per share	$17.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	15

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,080,293
Dividends — affiliated issuers	707,105
Foreign taxes withheld	(19,482)
Total income	39,767,916
Expenses:
Management services fees	4,872,224
Distribution and/or service fees
Class A	1,975,760
Transfer agent fees
Class A	926,831
Institutional Class	1,368,387
Institutional 2 Class	288,635
Institutional 3 Class	764
Compensation of board members	40,970
Custodian fees	21,249
Printing and postage fees	90,954
Registration fees	62,685
Licensing fees and expenses	29,359
Audit fees	15,413
Legal fees	26,575
Compensation of chief compliance officer	482
Other	36,273
Total expenses	9,756,561
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,908,495)
Expense reduction	(81)
Total net expenses	6,847,985
Net investment income	32,919,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	227,384,041
Investments — affiliated issuers	1,805
Futures contracts	4,557,803
Net realized gain	231,943,649
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	210,595,566
Investments — affiliated issuers	4,776
Futures contracts	2,285,981
Net change in unrealized appreciation (depreciation)	212,886,323
Net realized and unrealized gain	444,829,972
Net increase in net assets resulting from operations	$477,749,903
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$32,919,931	$56,593,482
Net realized gain	231,943,649	322,793,734
Net change in unrealized appreciation (depreciation)	212,886,323	37,669,977
Net increase in net assets resulting from operations	477,749,903	417,057,193
Distributions to shareholders
Net investment income
Class A	(561,284)	(15,689,626)
Institutional Class	(1,760,961)	(27,906,013)
Institutional 2 Class	(709,736)	(10,229,259)
Institutional 3 Class	(7,702)	(10,432)
Net realized gains
Class A	(11,602,306)	(101,046,210)
Institutional Class	(17,312,256)	(144,173,204)
Institutional 2 Class	(6,977,515)	(52,614,863)
Institutional 3 Class	(75,715)	(49,389)
Total distributions to shareholders	(39,007,475)	(351,718,996)
Increase (decrease) in net assets from capital stock activity	(118,863,793)	149,916,889
Total increase in net assets	319,878,635	215,255,086
Net assets at beginning of period	4,673,990,199	4,458,735,113
Net assets at end of period	$4,993,868,834	$4,673,990,199
Undistributed net investment income	$32,577,092	$2,696,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	10,490,715	177,732,340	30,229,566	492,204,396
Distributions reinvested	574,485	9,932,847	5,878,106	95,515,430
Redemptions	(17,511,990)	(297,765,500)	(40,965,908)	(670,689,221)
Net decrease	(6,446,790)	(110,100,313)	(4,858,236)	(82,969,395)
Class I
Redemptions	—	—	(168)	(2,642)
Net decrease	—	—	(168)	(2,642)
Institutional Class
Subscriptions	10,017,500	169,593,961	31,487,247	508,737,176
Distributions reinvested	778,123	13,399,279	7,367,419	119,147,381
Redemptions	(12,316,557)	(208,124,885)	(32,997,927)	(539,648,808)
Net increase (decrease)	(1,520,934)	(25,131,645)	5,856,739	88,235,749
Institutional 2 Class
Subscriptions	8,943,166	154,096,111	19,974,966	332,757,167
Distributions reinvested	383,807	6,739,650	3,421,061	56,445,214
Redemptions	(8,722,657)	(150,486,974)	(15,190,965)	(252,812,032)
Net increase	604,316	10,348,787	8,205,062	136,390,349
Institutional 3 Class
Subscriptions	433,230	7,229,460	526,581	8,560,137
Distributions reinvested	4,926	83,395	3,745	59,622
Redemptions	(78,222)	(1,293,477)	(21,639)	(356,931)
Net increase	359,934	6,019,378	508,687	8,262,828
Total net increase (decrease)	(7,003,474)	(118,863,793)	9,712,084	149,916,889
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2018

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Columbia Mid Cap Index Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$16.25	0.10	1.57	1.67	(0.00) (c)	(0.13)	(0.13)
Year Ended 2/28/2018	$16.05	0.17	1.26	1.43	(0.16)	(1.07)	(1.23)
Year Ended 2/28/2017	$13.23	0.16	3.87	4.03	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$16.14	0.16	(1.71)	(1.55)	(0.16)	(1.20)	(1.36)
Year Ended 2/28/2015	$15.49	0.15	1.44	1.59	(0.14)	(0.80)	(0.94)
Year Ended 2/28/2014	$12.82	0.14	3.14	3.28	(0.11)	(0.50)	(0.61)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$16.18	0.12	1.56	1.68	(0.01)	(0.13)	(0.14)
Year Ended 2/28/2018	$15.99	0.21	1.25	1.46	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.18	0.20	3.85	4.05	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.09	0.20	(1.71)	(1.51)	(0.20)	(1.20)	(1.40)
Year Ended 2/28/2015	$15.43	0.19	1.45	1.64	(0.18)	(0.80)	(0.98)
Year Ended 2/28/2014	$12.78	0.17	3.13	3.30	(0.15)	(0.50)	(0.65)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$16.50	0.12	1.60	1.72	(0.01)	(0.13)	(0.14)
Year Ended 2/28/2018	$16.28	0.22	1.27	1.49	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.41	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)
Year Ended 2/29/2016	$16.34	0.20	(1.73)	(1.53)	(0.20)	(1.20)	(1.40)
Year Ended 2/28/2015	$15.66	0.19	1.47	1.66	(0.18)	(0.80)	(0.98)
Year Ended 2/28/2014	$12.95	0.17	3.19	3.36	(0.15)	(0.50)	(0.65)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$15.91	0.12	1.53	1.65	(0.01)	(0.13)	(0.14)
Year Ended 2/28/2018(f)	$16.00	0.21	0.97	1.18	(0.20)	(1.07)	(1.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$17.79	10.32%	0.58% (d)	0.45% (d),(e)	1.18% (d)	10%	$1,574,068
Year Ended 2/28/2018	$16.25	8.99%	0.58%	0.45% (e)	1.05%	23%	$1,543,057
Year Ended 2/28/2017	$16.05	31.10%	0.61%	0.45% (e)	1.07%	18%	$1,602,086
Year Ended 2/29/2016	$13.23	(10.37%)	0.66%	0.45% (e)	1.05%	20%	$1,044,589
Year Ended 2/28/2015	$16.14	10.58%	0.66%	0.45% (e)	0.96%	13%	$1,067,529
Year Ended 2/28/2014	$15.49	26.04%	0.66%	0.45% (e)	0.95%	14%	$970,805
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$17.72	10.41%	0.33% (d)	0.20% (d),(e)	1.43% (d)	10%	$2,414,935
Year Ended 2/28/2018	$16.18	9.22%	0.33%	0.20% (e)	1.30%	23%	$2,229,366
Year Ended 2/28/2017	$15.99	31.45%	0.37%	0.20% (e)	1.32%	18%	$2,108,834
Year Ended 2/29/2016	$13.18	(10.18%)	0.41%	0.20% (e)	1.29%	20%	$1,736,596
Year Ended 2/28/2015	$16.09	10.95%	0.41%	0.20% (e)	1.20%	13%	$2,299,318
Year Ended 2/28/2014	$15.43	26.25%	0.41%	0.20% (e)	1.21%	14%	$2,295,909
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$18.08	10.45%	0.27% (d)	0.20% (d)	1.43% (d)	10%	$989,731
Year Ended 2/28/2018	$16.50	9.24%	0.28%	0.20%	1.30%	23%	$893,473
Year Ended 2/28/2017	$16.28	31.35%	0.27%	0.20%	1.32%	18%	$747,812
Year Ended 2/29/2016	$13.41	(10.14%)	0.26%	0.20%	1.29%	20%	$506,524
Year Ended 2/28/2015	$16.34	10.92%	0.26%	0.20%	1.21%	13%	$618,948
Year Ended 2/28/2014	$15.66	26.38%	0.27%	0.20%	1.16%	14%	$504,850
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$17.42	10.40%	0.23% (d)	0.20% (d)	1.45% (d)	10%	$15,135
Year Ended 2/28/2018(f)	$15.91	7.47%	0.22%	0.20%	1.33%	23%	$8,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	21

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange
22	Columbia Mid Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund
Columbia Mid Cap Index Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Mid Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,173,430*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,557,803

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,285,981
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	82,993,030

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Mid Cap Index Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
26	Columbia Mid Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Mid Cap Index Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $81.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2019
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,301,232,000	1,867,924,000	(161,925,000)	1,705,999,000
28	Columbia Mid Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $451,861,581 and $562,172,902, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Columbia Mid Cap Index Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Mid Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Mid Cap Index Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Mid Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Mid Cap Index Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Mid Cap Index Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Index Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR196_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Select Mid Cap Value Fund
(formerly Columbia Mid Cap Value Fund)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Mid Cap Value Fund   |  Semiannual Report 2018

Columbia Select Mid Cap Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Mid Cap Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since May 2018
David Hoffman
Portfolio Manager
Managed Fund since 2004
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	5.65	11.96	10.09	8.58
	Including sales charges		-0.43	5.55	8.78	7.94
Advisor Class*		11/08/12	5.84	12.29	10.38	8.75
Class C	Excluding sales charges	11/20/01	5.31	11.17	9.28	7.78
	Including sales charges		4.32	10.29	9.28	7.78
Institutional Class		11/20/01	5.77	12.22	10.37	8.86
Institutional 2 Class*		11/08/12	5.89	12.41	10.51	8.83
Institutional 3 Class*		07/15/09	5.86	12.35	10.56	8.96
Class R		01/23/06	5.54	11.73	9.83	8.32
Class T*	Excluding sales charges	09/27/10	5.65	11.97	10.09	8.58
	Including sales charges		3.01	9.14	9.54	8.31
Russell Midcap Value Index			6.89	12.67	11.81	10.33
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
SunTrust Banks, Inc.	3.1
Lincoln National Corp.	3.1
FMC Corp.	3.0
Motorola Solutions, Inc.	3.0
Royal Caribbean Cruises Ltd.	3.0
Welltower, Inc.	3.0
First Data Corp., Class A	2.9
United Continental Holdings, Inc.	2.9
L3 Technologies, Inc.	2.9
Hartford Financial Services Group, Inc. (The)	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	8.6
Consumer Staples	8.6
Energy	7.9
Financials	18.8
Health Care	8.4
Industrials	11.7
Information Technology	9.6
Materials	5.5
Real Estate	10.1
Utilities	10.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Mid Cap Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.50	1,019.31	6.06	5.96	1.17
Advisor Class	1,000.00	1,000.00	1,058.40	1,020.57	4.77	4.69	0.92
Class C	1,000.00	1,000.00	1,053.10	1,015.53	9.94	9.75	1.92
Institutional Class	1,000.00	1,000.00	1,057.70	1,020.57	4.77	4.69	0.92
Institutional 2 Class	1,000.00	1,000.00	1,058.90	1,021.12	4.20	4.13	0.81
Institutional 3 Class	1,000.00	1,000.00	1,058.60	1,021.32	4.00	3.92	0.77
Class R	1,000.00	1,000.00	1,055.40	1,018.05	7.36	7.22	1.42
Class T	1,000.00	1,000.00	1,056.50	1,019.31	6.06	5.96	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 8.5%
Hotels, Restaurants & Leisure 3.2%
Extended Stay America, Inc.	209,941	4,236,609
Royal Caribbean Cruises Ltd.	462,700	56,717,766
Total		60,954,375
Internet & Direct Marketing Retail 0.9%
Expedia Group, Inc.	133,381	17,406,221
Multiline Retail 2.5%
Dollar Tree, Inc.(a)	603,775	48,609,925
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	266,526	35,397,318
Total Consumer Discretionary		162,367,839
Consumer Staples 8.5%
Food & Staples Retailing 4.1%
Kroger Co. (The)	1,586,950	49,988,925
U.S. Foods Holding Corp.(a)	854,425	27,845,711
Total		77,834,636
Food Products 4.4%
Kellogg Co.	635,925	45,653,056
Tyson Foods, Inc., Class A	613,250	38,518,232
Total		84,171,288
Total Consumer Staples		162,005,924
Energy 7.8%
Energy Equipment & Services 1.6%
TechnipFMC PLC	964,865	29,553,815
Oil, Gas & Consumable Fuels 6.2%
Marathon Petroleum Corp.	523,125	43,047,956
Noble Energy, Inc.	1,094,850	32,538,942
WPX Energy, Inc.(a)	2,280,630	43,491,614
Total		119,078,512
Total Energy		148,632,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.6%
Banks 8.8%
Comerica, Inc.	304,500	29,682,660
Popular, Inc.	957,875	48,219,427
Regions Financial Corp.	1,594,850	31,035,781
SunTrust Banks, Inc.	801,275	58,941,789
Total		167,879,657
Capital Markets 1.5%
Northern Trust Corp.	260,800	28,025,568
Diversified Financial Services 2.5%
Voya Financial, Inc.	971,350	48,635,495
Insurance 5.8%
Hartford Financial Services Group, Inc. (The)	1,035,068	52,136,375
Lincoln National Corp.	880,750	57,759,585
Total		109,895,960
Total Financials		354,436,680
Health Care 8.3%
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	306,665	37,912,994
Health Care Providers & Services 4.2%
Quest Diagnostics, Inc.	418,400	46,015,632
WellCare Health Plans, Inc.(a)	116,100	35,128,377
Total		81,144,009
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	597,425	40,350,084
Total Health Care		159,407,087
Industrials 11.5%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	251,836	53,822,390
Airlines 2.9%
United Continental Holdings, Inc.(a)	630,025	55,076,786
Electrical Equipment 1.6%
AMETEK, Inc.	396,100	30,483,856
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.6%
Ingersoll-Rand PLC	479,408	48,559,236
Rexnord Corp.(a)	29,870	867,126
Total		49,426,362
Road & Rail 1.6%
Norfolk Southern Corp.	180,695	31,412,019
Total Industrials		220,221,413
Information Technology 9.4%
Communications Equipment 3.0%
Motorola Solutions, Inc.	447,625	57,457,145
IT Services 2.9%
First Data Corp., Class A(a)	2,157,520	55,491,415
Semiconductors & Semiconductor Equipment 3.5%
Marvell Technology Group Ltd.	1,349,850	27,914,898
Teradyne, Inc.	964,075	39,710,249
Total		67,625,147
Total Information Technology		180,573,707
Materials 5.5%
Chemicals 5.5%
Eastman Chemical Co.	482,625	46,829,104
FMC Corp.	672,580	57,471,961
Total		104,301,065
Total Materials		104,301,065
Real Estate 10.0%
Equity Real Estate Investment Trusts (REITS) 10.0%
ProLogis, Inc.	668,475	44,908,151
SL Green Realty Corp.	483,300	50,456,520
Taubman Centers, Inc.	601,925	38,890,374
Welltower, Inc.	842,025	56,171,488
Total		190,426,533
Total Real Estate		190,426,533
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 10.6%
Electric Utilities 4.3%
Edison International	672,100	44,177,133
Pinnacle West Capital Corp.	493,350	38,752,642
Total		82,929,775
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	2,951,100	39,721,806
Multi-Utilities 4.2%
Ameren Corp.	637,300	40,296,479
CMS Energy Corp.	823,600	40,554,064
Total		80,850,543
Total Utilities		203,502,124
Total Common Stocks (Cost $1,647,781,996)		1,885,874,699

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	24,219,347	24,216,925
Total Money Market Funds (Cost $24,216,925)		24,216,925
Total Investments in Securities (Cost: $1,671,998,921)		1,910,091,624
Other Assets & Liabilities, Net		179,801
Net Assets		1,910,271,425

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	106,406,169	167,777,332	(249,964,154)	24,219,347	(3,169)	5,268	329,398	24,216,925
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	162,367,839	—	—	—	162,367,839
Consumer Staples	162,005,924	—	—	—	162,005,924
Energy	148,632,327	—	—	—	148,632,327
Financials	354,436,680	—	—	—	354,436,680
Health Care	159,407,087	—	—	—	159,407,087
Industrials	220,221,413	—	—	—	220,221,413
Information Technology	180,573,707	—	—	—	180,573,707
Materials	104,301,065	—	—	—	104,301,065
Real Estate	190,426,533	—	—	—	190,426,533
Utilities	203,502,124	—	—	—	203,502,124
Total Common Stocks	1,885,874,699	—	—	—	1,885,874,699
Money Market Funds	—	—	—	24,216,925	24,216,925
Total Investments in Securities	1,885,874,699	—	—	24,216,925	1,910,091,624
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,647,781,996)	$1,885,874,699
Affiliated issuers (cost $24,216,925)	24,216,925
Receivable for:
Investments sold	3,157,747
Capital shares sold	500,676
Dividends	2,631,097
Expense reimbursement due from Investment Manager	1,592
Prepaid expenses	8,916
Total assets	1,916,391,652
Liabilities
Payable for:
Capital shares purchased	5,318,379
Management services fees	39,258
Distribution and/or service fees	6,025
Transfer agent fees	438,010
Compensation of board members	212,283
Compensation of chief compliance officer	231
Other expenses	106,041
Total liabilities	6,120,227
Net assets applicable to outstanding capital stock	$1,910,271,425
Represented by
Paid in capital	1,368,788,311
Undistributed net investment income	2,551,724
Accumulated net realized gain	300,838,687
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	238,092,703
Total - representing net assets applicable to outstanding capital stock	$1,910,271,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$685,290,363
Shares outstanding	51,905,095
Net asset value per share	$13.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.01
Advisor Class
Net assets	$66,078,699
Shares outstanding	4,848,823
Net asset value per share	$13.63
Class C
Net assets	$28,077,082
Shares outstanding	2,309,284
Net asset value per share	$12.16
Institutional Class
Net assets	$801,902,162
Shares outstanding	60,553,117
Net asset value per share	$13.24
Institutional 2 Class
Net assets	$69,056,896
Shares outstanding	5,066,296
Net asset value per share	$13.63
Institutional 3 Class
Net assets	$220,728,877
Shares outstanding	16,718,091
Net asset value per share	$13.20
Class R
Net assets	$38,953,376
Shares outstanding	2,962,998
Net asset value per share	$13.15
Class T
Net assets	$183,970
Shares outstanding	13,936
Net asset value per share	$13.20
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$13.54
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$18,348,450
Dividends — affiliated issuers	329,398
Foreign taxes withheld	(22,897)
Total income	18,654,951
Expenses:
Management services fees	7,467,269
Distribution and/or service fees
Class A	858,317
Class C	290,287
Class R	102,219
Class T	237
Transfer agent fees
Class A	612,078
Advisor Class	61,171
Class C	51,616
Institutional Class	742,623
Institutional 2 Class	22,743
Institutional 3 Class	9,093
Class R	36,445
Class T	168
Compensation of board members	21,260
Custodian fees	6,240
Printing and postage fees	80,959
Registration fees	69,800
Audit fees	16,913
Legal fees	13,476
Compensation of chief compliance officer	218
Other	20,412
Total expenses	10,483,544
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(235,372)
Expense reduction	(4,243)
Total net expenses	10,243,929
Net investment income	8,411,022
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	301,684,974
Investments — affiliated issuers	(3,169)
Net realized gain	301,681,805
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(199,529,620)
Investments — affiliated issuers	5,268
Net change in unrealized appreciation (depreciation)	(199,524,352)
Net realized and unrealized gain	102,157,453
Net increase in net assets resulting from operations	$110,568,475
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$8,411,022	$25,361,398
Net realized gain	301,681,805	437,844,555
Net change in unrealized appreciation (depreciation)	(199,524,352)	(306,813,587)
Net increase in net assets resulting from operations	110,568,475	156,392,366
Distributions to shareholders
Net investment income
Class A	(1,778,968)	(7,552,387)
Advisor Class	(256,256)	(1,308,429)
Class C	—	(299,583)
Class I	—	(6)
Institutional Class	(3,204,616)	(12,805,263)
Institutional 2 Class	(331,712)	(1,285,687)
Institutional 3 Class	(1,115,084)	(3,310,571)
Class K	—	(69)
Class R	(57,364)	(326,013)
Class T	(528)	(2,257)
Net realized gains
Class A	(37,707,779)	(137,570,241)
Advisor Class	(3,636,838)	(19,646,312)
Class B	—	(8,081)
Class C	(4,023,919)	(14,499,351)
Institutional Class	(46,297,672)	(174,658,034)
Institutional 2 Class	(3,971,406)	(17,739,322)
Institutional 3 Class	(13,608,920)	(39,964,378)
Class K	—	(1,119)
Class R	(2,286,981)	(8,031,098)
Class T	(10,282)	(41,228)
Total distributions to shareholders	(118,288,325)	(439,049,429)
Decrease in net assets from capital stock activity	(114,427,645)	(420,288,939)
Total decrease in net assets	(122,147,495)	(702,946,002)
Net assets at beginning of period	2,032,418,920	2,735,364,922
Net assets at end of period	$1,910,271,425	$2,032,418,920
Undistributed net investment income	$2,551,724	$885,230
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,325,441	56,238,235	5,069,265	74,585,314
Distributions reinvested	2,809,722	36,205,720	9,610,610	132,872,226
Redemptions	(7,421,850)	(97,889,065)	(20,860,587)	(304,071,879)
Net decrease	(286,687)	(5,445,110)	(6,180,712)	(96,614,339)
Advisor Class
Subscriptions	680,260	9,072,690	1,604,294	24,521,589
Distributions reinvested	292,595	3,892,564	1,475,406	20,949,282
Redemptions	(1,216,321)	(16,491,747)	(4,759,582)	(68,979,923)
Net decrease	(243,466)	(3,526,493)	(1,679,882)	(23,509,052)
Class B
Subscriptions	—	—	12	182
Distributions reinvested	—	—	560	7,802
Redemptions	—	—	(60,709)	(852,301)
Net decrease	—	—	(60,137)	(844,317)
Class C
Subscriptions	83,333	1,023,018	229,455	3,138,395
Distributions reinvested	326,613	3,876,895	1,099,539	14,110,112
Redemptions	(3,767,658)	(45,067,872)	(2,620,392)	(36,375,300)
Net decrease	(3,357,712)	(40,167,959)	(1,291,398)	(19,126,793)
Class I
Redemptions	—	—	(173)	(2,582)
Net decrease	—	—	(173)	(2,582)
Institutional Class
Subscriptions	2,561,400	33,865,542	9,375,692	139,120,550
Distributions reinvested	3,530,930	45,629,709	11,914,694	166,038,931
Redemptions	(8,476,107)	(112,347,045)	(51,689,892)	(761,779,408)
Net decrease	(2,383,777)	(32,851,794)	(30,399,506)	(456,619,927)
Institutional 2 Class
Subscriptions	577,703	7,872,821	2,835,773	42,964,137
Distributions reinvested	323,194	4,301,352	1,341,289	19,022,140
Redemptions	(1,843,867)	(25,291,131)	(3,868,617)	(56,613,191)
Net increase (decrease)	(942,970)	(13,116,958)	308,445	5,373,086
Institutional 3 Class
Subscriptions	1,749,532	23,151,592	33,155,698	488,006,984
Distributions reinvested	633,362	8,161,857	1,667,152	22,951,278
Redemptions	(3,687,470)	(48,435,188)	(21,987,128)	(333,341,504)
Net increase (decrease)	(1,304,576)	(17,121,739)	12,835,722	177,616,758
Class K
Distributions reinvested	—	—	50	690
Redemptions	(456)	(6,275)	—	—
Net increase (decrease)	(456)	(6,275)	50	690
Class R
Subscriptions	259,641	3,423,515	588,066	8,566,534
Distributions reinvested	172,431	2,212,098	570,457	7,855,856
Redemptions	(592,911)	(7,788,437)	(1,564,861)	(22,957,949)
Net decrease	(160,839)	(2,152,824)	(406,338)	(6,535,559)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	—	—	107	1,453
Distributions reinvested	830	10,695	3,115	43,038
Redemptions	(3,790)	(49,188)	(4,822)	(71,395)
Net decrease	(2,960)	(38,493)	(1,600)	(26,904)
Total net decrease	(8,683,443)	(114,427,645)	(26,875,529)	(420,288,939)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

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Columbia Select Mid Cap Value Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$13.27	0.05	0.68	0.73	(0.04)	(0.76)	(0.80)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Year Ended 2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)	(2.33)
Year Ended 2/28/2015	$18.64	0.07	1.44	1.51	(0.07)	(2.90)	(2.97)
Year Ended 2/28/2014	$16.02	0.05	4.60	4.65	(0.07)	(1.96)	(2.03)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$13.67	0.06	0.72	0.78	(0.06)	(0.76)	(0.82)
Year Ended 2/28/2018	$15.57	0.17	0.82	0.99	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.52	0.10	(2.07)	(1.97)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.95	0.12	1.47	1.59	(0.12)	(2.90)	(3.02)
Year Ended 2/28/2014	$16.26	0.09	4.67	4.76	(0.11)	(1.96)	(2.07)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$12.29	(0.00) (e)	0.63	0.63	—	(0.76)	(0.76)
Year Ended 2/28/2018	$14.29	0.01	0.75	0.76	(0.05)	(2.71)	(2.76)
Year Ended 2/28/2017	$12.20	0.00 (e)	3.17	3.17	(0.04)	(1.04)	(1.08)
Year Ended 2/29/2016	$16.47	(0.06)	(1.93)	(1.99)	—	(2.28)	(2.28)
Year Ended 2/28/2015	$18.05	(0.06)	1.40	1.34	(0.02)	(2.90)	(2.92)
Year Ended 2/28/2014	$15.62	(0.08)	4.47	4.39	—	(1.96)	(1.96)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$13.31	0.06	0.69	0.75	(0.06)	(0.76)	(0.82)
Year Ended 2/28/2018	$15.23	0.18	0.79	0.97	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.21	0.10	(2.03)	(1.93)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.67	0.12	1.44	1.56	(0.12)	(2.90)	(3.02)
Year Ended 2/28/2014	$16.05	0.09	4.60	4.69	(0.11)	(1.96)	(2.07)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$13.67	0.07	0.71	0.78	(0.06)	(0.76)	(0.82)
Year Ended 2/28/2018	$15.57	0.18	0.83	1.01	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)	(1.20)
Year Ended 2/29/2016	$17.52	0.12	(2.07)	(1.95)	(0.11)	(2.28)	(2.39)
Year Ended 2/28/2015	$18.96	0.15	1.45	1.60	(0.14)	(2.90)	(3.04)
Year Ended 2/28/2014	$16.26	0.12	4.67	4.79	(0.13)	(1.96)	(2.09)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$13.20	5.65%	1.20% (c)	1.17% (c),(d)	0.69% (c)	68%	$685,290
Year Ended 2/28/2018	$13.27	5.96%	1.18%	1.18% (d)	0.86%	59%	$692,641
Year Ended 2/28/2017	$15.19	27.41%	1.17%	1.17% (d)	0.78%	33%	$886,910
Year Ended 2/29/2016	$12.88	(12.77%)	1.18%	1.18% (d)	0.37%	47%	$837,676
Year Ended 2/28/2015	$17.18	8.50%	1.16%	1.16% (d)	0.39%	25%	$1,112,701
Year Ended 2/28/2014	$18.64	30.10%	1.17%	1.17% (d)	0.27%	48%	$1,098,949
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$13.63	5.84%	0.95% (c)	0.92% (c),(d)	0.93% (c)	68%	$66,079
Year Ended 2/28/2018	$13.67	6.20%	0.93%	0.92% (d)	1.10%	59%	$69,624
Year Ended 2/28/2017	$15.57	27.70%	0.93%	0.93% (d)	1.02%	33%	$105,459
Year Ended 2/29/2016	$13.18	(12.53%)	0.94%	0.94% (d)	0.64%	47%	$63,910
Year Ended 2/28/2015	$17.52	8.79%	0.92%	0.92% (d)	0.68%	25%	$33,559
Year Ended 2/28/2014	$18.95	30.40%	0.92%	0.92% (d)	0.48%	48%	$10,580
Class C
Six Months Ended 8/31/2018 (Unaudited)	$12.16	5.31%	1.94% (c)	1.92% (c),(d)	(0.05%) (c)	68%	$28,077
Year Ended 2/28/2018	$12.29	5.09%	1.93%	1.92% (d)	0.10%	59%	$69,670
Year Ended 2/28/2017	$14.29	26.48%	1.92%	1.92% (d)	0.03%	33%	$99,413
Year Ended 2/29/2016	$12.20	(13.42%)	1.93%	1.93% (d)	(0.38%)	47%	$99,372
Year Ended 2/28/2015	$16.47	7.73%	1.91%	1.91% (d)	(0.36%)	25%	$138,393
Year Ended 2/28/2014	$18.05	29.11%	1.92%	1.92% (d)	(0.49%)	48%	$133,282
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$13.24	5.77%	0.95% (c)	0.92% (c),(d)	0.94% (c)	68%	$801,902
Year Ended 2/28/2018	$13.31	6.21%	0.93%	0.93% (d)	1.20%	59%	$837,610
Year Ended 2/28/2017	$15.23	27.74%	0.93%	0.93% (d)	1.02%	33%	$1,421,365
Year Ended 2/29/2016	$12.91	(12.51%)	0.93%	0.93% (d)	0.61%	47%	$1,450,834
Year Ended 2/28/2015	$17.21	8.76%	0.91%	0.91% (d)	0.64%	25%	$2,334,328
Year Ended 2/28/2014	$18.67	30.37%	0.92%	0.92% (d)	0.52%	48%	$2,423,967
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$13.63	5.89%	0.83% (c)	0.81% (c)	1.05% (c)	68%	$69,057
Year Ended 2/28/2018	$13.67	6.33%	0.82%	0.82%	1.17%	59%	$82,174
Year Ended 2/28/2017	$15.57	27.86%	0.80%	0.80%	1.15%	33%	$88,789
Year Ended 2/29/2016	$13.18	(12.40%)	0.79%	0.79%	0.76%	47%	$58,924
Year Ended 2/28/2015	$17.52	8.87%	0.78%	0.78%	0.84%	25%	$72,152
Year Ended 2/28/2014	$18.96	30.64%	0.80%	0.80%	0.67%	48%	$28,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$13.27	0.07	0.69	0.76	(0.07)	(0.76)	(0.83)
Year Ended 2/28/2018	$15.20	0.14	0.84	0.98	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$17.19	0.13	(2.03)	(1.90)	(0.12)	(2.28)	(2.40)
Year Ended 2/28/2015	$18.65	0.16	1.43	1.59	(0.15)	(2.90)	(3.05)
Year Ended 2/28/2014	$16.03	0.12	4.60	4.72	(0.14)	(1.96)	(2.10)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$13.22	0.03	0.68	0.71	(0.02)	(0.76)	(0.78)
Year Ended 2/28/2018	$15.14	0.09	0.80	0.89	(0.10)	(2.71)	(2.81)
Year Ended 2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)	(1.11)
Year Ended 2/29/2016	$17.14	0.02	(2.03)	(2.01)	(0.01)	(2.28)	(2.29)
Year Ended 2/28/2015	$18.61	0.03	1.44	1.47	(0.04)	(2.90)	(2.94)
Year Ended 2/28/2014	$16.00	0.00 (e)	4.59	4.59	(0.02)	(1.96)	(1.98)
Class T
Six Months Ended 8/31/2018 (Unaudited)	$13.27	0.05	0.68	0.73	(0.04)	(0.76)	(0.80)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Year Ended 2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)	(2.33)
Year Ended 2/28/2015	$18.64	0.07	1.45	1.52	(0.08)	(2.90)	(2.98)
Year Ended 2/28/2014	$16.03	0.04	4.60	4.64	(0.07)	(1.96)	(2.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$13.20	5.86%	0.78% (c)	0.77% (c)	1.09% (c)	68%	$220,729
Year Ended 2/28/2018	$13.27	6.34%	0.77%	0.77%	0.98%	59%	$239,180
Year Ended 2/28/2017	$15.20	27.94%	0.75%	0.75%	1.19%	33%	$78,828
Year Ended 2/29/2016	$12.89	(12.35%)	0.74%	0.74%	0.81%	47%	$44,147
Year Ended 2/28/2015	$17.19	8.97%	0.73%	0.73%	0.88%	25%	$27,860
Year Ended 2/28/2014	$18.65	30.65%	0.73%	0.73%	0.69%	48%	$10,175
Class R
Six Months Ended 8/31/2018 (Unaudited)	$13.15	5.54%	1.45% (c)	1.42% (c),(d)	0.44% (c)	68%	$38,953
Year Ended 2/28/2018	$13.22	5.71%	1.43%	1.42% (d)	0.61%	59%	$41,290
Year Ended 2/28/2017	$15.14	27.10%	1.42%	1.42% (d)	0.54%	33%	$53,457
Year Ended 2/29/2016	$12.84	(13.02%)	1.43%	1.43% (d)	0.11%	47%	$52,550
Year Ended 2/28/2015	$17.14	8.25%	1.41%	1.41% (d)	0.15%	25%	$77,556
Year Ended 2/28/2014	$18.61	29.77%	1.42%	1.42% (d)	0.02%	48%	$62,085
Class T
Six Months Ended 8/31/2018 (Unaudited)	$13.20	5.65%	1.19% (c)	1.17% (c),(d)	0.69% (c)	68%	$184
Year Ended 2/28/2018	$13.27	5.96%	1.18%	1.17% (d)	0.85%	59%	$224
Year Ended 2/28/2017	$15.19	27.41%	1.17%	1.17% (d)	0.78%	33%	$281
Year Ended 2/29/2016	$12.88	(12.77%)	1.18%	1.18% (d)	0.37%	47%	$281
Year Ended 2/28/2015	$17.18	8.50%	1.16%	1.16% (d)	0.37%	25%	$492
Year Ended 2/28/2014	$18.64	30.02%	1.16%	1.16% (d)	0.21%	48%	$645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	19

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (formerly known as Columbia Mid Cap Value Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Effective July 1, 2018, Columbia Mid Cap Value Fund was renamed Columbia Select Mid Cap Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
20	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
22	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended August 31, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $24,194,826 and $35,130,326, respectively. The sale transactions resulted in a net realized gain of $5,895,609.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Advisor Class	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.18
Class T	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $4,243.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
24	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	45,803
Class C	225
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	1.17%	1.17%
Advisor Class	0.92	0.92
Class C	1.92	1.92
Institutional Class	0.92	0.92
Institutional 2 Class	0.79	0.855
Institutional 3 Class	0.75	0.805
Class R	1.42	1.42
Class T	1.17	1.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,671,999,000	273,923,000	(35,830,000)	238,093,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,325,596,522 and $1,484,476,509, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
28	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Select Mid Cap Value Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Value Fund | Semiannual Report 2018	31

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Columbia Select Mid Cap Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR197_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Small Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Index Fund   |  Semiannual Report 2018

Columbia Small Cap Index Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index.
Portfolio management
Christopher Lo, Ph.D., CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		10/15/96	19.73	31.81	14.88	11.97
Institutional Class		10/15/96	19.87	32.15	15.17	12.25
Institutional 2 Class*		11/08/12	19.89	32.13	15.17	12.14
Institutional 3 Class*		03/01/17	19.88	32.13	14.98	12.02
Class T*	Excluding sales charges	06/25/14	19.71	31.79	14.88	11.97
	Including sales charges		16.71	28.47	14.30	11.69
S&P SmallCap 600 Index			20.03	32.46	15.44	12.44
Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Index Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
iShares Core S&P Small-Cap ETF	1.0
Ligand Pharmaceuticals, Inc.	0.6
Trex Co., Inc.	0.6
HealthEquity, Inc.	0.6
Neogen Corp.	0.5
CACI International, Inc., Class A	0.5
Inogen, Inc.	0.5
ASGN, Inc.	0.5
Insperity, Inc.	0.5
Ingevity Corp.	0.5
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	97.4
Exchange-Traded Funds	1.0
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	14.2
Consumer Staples	3.2
Energy	3.9
Financials	17.0
Health Care	12.6
Industrials	19.7
Information Technology	15.5
Materials	4.8
Real Estate	5.9
Telecommunication Services	1.1
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Index Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,197.30	1,022.94	2.49	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,198.70	1,024.20	1.11	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	1,198.90	1,024.20	1.11	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	1,198.80	1,024.20	1.11	1.02	0.20
Class T	1,000.00	1,000.00	1,197.10	1,022.94	2.49	2.29	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Consumer Discretionary 13.9%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc.(a)	552,050	9,776,805
Cooper Tire & Rubber Co.	280,840	8,102,234
Cooper-Standard Holding, Inc.(a)	90,320	12,502,998
Dorman Products, Inc.(a)	164,795	13,345,099
Fox Factory Holding Corp.(a)	209,280	13,822,944
Gentherm, Inc.(a)	204,400	10,056,480
LCI Industries	140,067	13,019,228
Motorcar Parts of America, Inc.(a)	105,960	2,812,178
Standard Motor Products, Inc.	112,399	5,706,497
Superior Industries International, Inc.	129,184	2,803,293
Total		91,947,756
Automobiles 0.1%
Winnebago Industries, Inc.	160,040	5,913,478
Distributors 0.2%
Core-Mark Holding Co., Inc.	256,390	9,171,070
Diversified Consumer Services 0.6%
American Public Education, Inc.(a)	91,104	3,165,864
Career Education Corp.(a)	367,368	5,859,520
Regis Corp.(a)	192,180	4,110,730
Strategic Education, Inc.	115,896	16,082,888
Total		29,219,002
Hotels, Restaurants & Leisure 2.0%
Belmond Ltd., Class A(a)	466,430	7,812,702
BJ’s Restaurants, Inc.	100,452	7,604,216
Chuy’s Holdings, Inc.(a)	94,030	2,722,169
Dave & Buster’s Entertainment, Inc.(a)	220,210	12,809,616
Dine Brands Global, Inc.	99,051	8,262,834
El Pollo Loco Holdings, Inc.(a)	120,190	1,430,261
Fiesta Restaurant Group, Inc.(a)	151,390	4,352,463
Monarch Casino & Resort, Inc.(a)	63,255	2,976,148
Penn National Gaming, Inc.(a)	469,470	16,177,936
Red Robin Gourmet Burgers, Inc.(a)	72,134	2,979,134
Ruth’s Hospitality Group, Inc.	159,838	4,923,010
Shake Shack, Inc., Class A(a)	113,600	6,867,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Sonic Corp.	206,403	7,401,612
Wingstop, Inc.	162,260	10,863,307
Total		97,182,528
Household Durables 1.9%
Cavco Industries, Inc.(a)	47,230	11,590,242
Ethan Allen Interiors, Inc.	138,962	3,091,905
Installed Building Products, Inc.(a)	115,870	5,393,749
iRobot Corp.(a)	154,465	17,531,777
La-Z-Boy, Inc.	261,467	8,693,778
LGI Homes, Inc.(a)	100,500	5,788,800
M/I Homes, Inc.(a)	158,713	4,112,254
MDC Holdings, Inc.	249,869	7,920,847
Meritage Homes Corp.(a)	212,241	9,158,199
TopBuild Corp.(a)	198,080	12,336,422
Universal Electronics, Inc.(a)	78,469	3,389,861
William Lyon Homes, Inc., Class A(a)	154,930	3,031,980
Total		92,039,814
Internet & Direct Marketing Retail 0.5%
FTD Companies, Inc.(a)	94,070	336,770
Nutrisystem, Inc.	165,042	6,106,554
PetMed Express, Inc.	114,438	4,198,730
Shutterfly, Inc.(a)	184,210	14,309,433
Total		24,951,487
Leisure Products 0.5%
Callaway Golf Co.	524,525	11,964,415
Nautilus, Inc.(a)	168,960	2,475,264
Sturm Ruger & Co., Inc.	96,910	6,342,760
Vista Outdoor, Inc.(a)	319,130	5,894,331
Total		26,676,770
Media 0.5%
EW Scripps Co. (The), Class A	306,124	4,490,839
Gannett Co., Inc.	627,340	6,449,055
Marcus Corp. (The)	108,143	4,390,606
New Media Investment Group, Inc.	334,932	5,325,419
Scholastic Corp.	152,520	6,411,941
Total		27,067,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.1%
JCPenney Co., Inc.(a)	1,745,940	3,090,314
Specialty Retail 4.0%
Abercrombie & Fitch Co., Class A	377,040	8,170,457
Asbury Automotive Group, Inc.(a)	102,000	7,599,000
Ascena Retail Group, Inc.(a)	948,210	4,342,802
Barnes & Noble Education, Inc.(a)	208,493	1,246,788
Barnes & Noble, Inc.	315,420	1,655,955
Big 5 Sporting Goods Corp.	111,835	637,460
Buckle, Inc. (The)	158,021	4,069,041
Caleres, Inc.	239,924	9,712,124
Cato Corp. (The), Class A	128,025	2,746,136
Chico’s FAS, Inc.	717,520	6,543,782
Children’s Place, Inc. (The)	92,441	13,011,071
DSW, Inc., Class A	402,590	13,390,143
Express, Inc.(a)	418,510	4,695,682
Francesca’s Holdings Corp.(a)	192,785	1,210,690
GameStop Corp., Class A	565,910	7,509,626
Genesco, Inc.(a)	110,632	5,625,637
Group 1 Automotive, Inc.	109,285	8,424,781
Guess?, Inc.	323,800	7,933,100
Haverty Furniture Companies, Inc.	107,266	2,370,579
Hibbett Sports, Inc.(a)	105,493	2,167,881
Kirkland’s, Inc.(a)	87,524	795,593
Lithia Motors, Inc., Class A	133,022	11,493,101
Lumber Liquidators Holdings, Inc.(a)	158,558	2,763,666
MarineMax, Inc.(a)	123,489	2,778,502
Monro, Inc.	182,551	12,951,993
Office Depot, Inc.	2,851,020	9,550,917
Rent-A-Center, Inc.	296,730	4,373,800
Restoration Hardware Holdings, Inc.(a)	106,390	16,916,010
Shoe Carnival, Inc.	59,850	2,660,931
Sleep Number Corp.(a)	193,841	6,532,442
Sonic Automotive, Inc., Class A	134,471	2,891,126
Tailored Brands, Inc.	276,280	6,503,631
Tile Shop Holdings, Inc.	192,440	1,472,166
Vitamin Shoppe, Inc.(a)	134,603	1,722,918
Zumiez, Inc.(a)	101,738	3,169,139
Total		199,638,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.(a)	379,308	7,836,503
Fossil Group, Inc.(a)	243,440	5,518,785
G-III Apparel Group Ltd.(a)	232,060	10,554,089
Movado Group, Inc.	86,923	3,702,920
Oxford Industries, Inc.	94,086	8,758,466
Perry Ellis International, Inc.(a)	70,502	1,940,920
Steven Madden Ltd.	292,302	16,997,361
Unifi, Inc.(a)	94,730	3,013,361
Vera Bradley, Inc.(a)	104,920	1,538,127
Wolverine World Wide, Inc.	526,392	20,624,039
Total		80,484,571
Total Consumer Discretionary		687,383,320
Consumer Staples 3.1%
Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	25,790	4,372,952
MGP Ingredients, Inc.	70,180	5,411,580
Total		9,784,532
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	147,119	6,009,811
SpartanNash Co.	199,549	4,260,371
SUPERVALU, Inc.(a)	213,342	6,888,814
Total		17,158,996
Food Products 1.4%
B&G Foods, Inc.	369,936	11,819,455
Calavo Growers, Inc.	87,712	9,284,315
Cal-Maine Foods, Inc.	165,576	8,187,733
Darling Ingredients, Inc.(a)	914,673	18,092,232
Dean Foods Co.	507,440	3,866,693
J&J Snack Foods Corp.	83,117	12,093,524
John B. Sanfilippo & Son, Inc.	48,600	3,551,202
Seneca Foods Corp., Class A(a)	37,523	1,211,993
Total		68,107,147
Household Products 0.5%
Central Garden & Pet Co.(a)	57,350	2,276,795
Central Garden & Pet Co., Class A(a)	220,932	8,026,460
WD-40 Co.	77,279	13,713,158
Total		24,016,413

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.5%
Avon Products, Inc.(a)	2,453,610	4,907,220
Inter Parfums, Inc.	95,579	6,241,308
Medifast, Inc.	58,969	13,489,159
Total		24,637,687
Tobacco 0.2%
Universal Corp.	138,320	8,271,536
Total Consumer Staples		151,976,311
Energy 3.8%
Energy Equipment & Services 1.9%
Archrock, Inc.	718,320	9,086,748
Bristow Group, Inc.(a)	179,595	1,968,361
C&J Energy Services, Inc.(a)	353,370	7,403,101
CARBO Ceramics, Inc.(a)	123,350	1,066,978
Era Group, Inc.(a)	114,459	1,366,640
Exterran Corp.(a)	178,650	4,893,224
Geospace Technologies Corp.(a)	75,430	1,065,826
Gulf Island Fabrication, Inc.	76,047	718,644
Helix Energy Solutions Group, Inc.(a)	773,310	7,238,182
Matrix Service Co.(a)	149,006	3,114,225
Newpark Resources, Inc.(a)	496,130	5,209,365
Noble Corp. PLC(a)	1,370,910	8,362,551
Oil States International, Inc.(a)	333,070	11,274,419
Pioneer Energy Services Corp.(a)	434,028	1,388,890
ProPetro Holding Corp.(a)	398,500	6,065,170
SEACOR Holdings, Inc.(a)	94,904	4,882,811
Tetra Technologies, Inc.(a)	697,559	3,201,796
Unit Corp.(a)	300,230	7,893,047
US Silica Holdings, Inc.	432,950	9,174,210
Total		95,374,188
Oil, Gas & Consumable Fuels 1.9%
Bonanza Creek Energy, Inc.(a)	113,860	3,529,660
Carrizo Oil & Gas, Inc.(a)	483,235	11,703,952
Cloud Peak Energy, Inc.(a)	420,924	993,381
CONSOL Energy, Inc.(a)	140,140	6,012,006
Denbury Resources, Inc.(a)	2,227,490	12,407,119
Green Plains, Inc.	216,100	3,835,775
HighPoint Resources Corp.(a)	553,540	3,050,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Par Pacific Holdings, Inc.(a)	140,190	2,847,259
PDC Energy, Inc.(a)	367,007	19,337,599
Penn Virginia Corp.(a)	75,280	6,695,403
Renewable Energy Group, Inc.(a)	182,420	4,916,219
REX American Resources Corp.(a)	31,490	2,537,464
Ring Energy, Inc.(a)	301,920	3,562,656
SRC Energy, Inc.(a)	1,344,660	12,518,785
Total		93,947,283
Total Energy		189,321,471
Financials 16.5%
Banks 8.3%
Ameris Bancorp	221,700	11,007,405
Banc of California, Inc.	236,160	4,758,624
Banner Corp.	179,693	11,559,651
Berkshire Hills Bancorp, Inc.	204,390	8,635,477
Boston Private Financial Holdings, Inc.	467,855	6,760,505
Brookline Bancorp, Inc.	446,174	8,098,058
Central Pacific Financial Corp.	164,430	4,658,302
City Holding Co.	85,740	6,951,799
Columbia Banking System, Inc.	406,855	17,189,624
Community Bank System, Inc.	283,170	18,726,032
Customers Bancorp, Inc.(a)	164,480	4,062,656
CVB Financial Corp.	569,634	13,699,698
Fidelity Southern Corp.	123,160	2,992,788
First BanCorp(a)	1,009,819	8,835,916
First Commonwealth Financial Corp.	557,532	9,338,661
First Financial Bancorp	543,355	17,061,347
First Financial Bankshares, Inc.	375,662	22,689,985
First Midwest Bancorp, Inc.	572,652	15,564,681
Franklin Financial Network, Inc.(a)	67,070	2,592,256
Glacier Bancorp, Inc.	441,307	20,158,904
Great Western Bancorp, Inc.	327,180	14,245,417
Green Bancorp, Inc.	147,010	3,528,240
Hanmi Financial Corp.	180,520	4,711,572
Heritage Financial Corp.	161,840	5,874,792
Hope Bancorp, Inc.	715,182	12,522,837
Independent Bank Corp.	153,206	13,957,067
LegacyTexas Financial Group, Inc.	235,943	10,917,083
National Bank Holdings Corp., Class A	150,950	6,060,642

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NBT Bancorp, Inc.	242,380	9,811,542
OFG Bancorp	244,250	3,956,850
Old National Bancorp	743,896	15,101,089
Opus Bank	96,010	2,721,884
Pacific Premier Bancorp, Inc.(a)	214,530	8,484,661
Preferred Bank	76,590	4,688,074
S&T Bancorp, Inc.	194,437	9,072,430
Seacoast Banking Corp. of Florida(a)	261,000	8,252,820
ServisFirst Bancshares, Inc.	250,950	10,815,945
Simmons First National Corp., Class A	435,564	13,763,822
Southside Bancshares, Inc.	153,835	5,476,526
Tompkins Financial Corp.	68,783	6,043,962
Triumph Bancorp, Inc.(a)	128,290	5,445,910
United Community Banks, Inc.	408,785	12,402,537
Westamerica Bancorporation	147,920	9,471,318
Total		412,669,389
Capital Markets 1.1%
A. Schulman, Inc.(a),(b),(c)	164,023	328,046
Blucora, Inc.(a)	260,989	9,447,802
Donnelley Financial Solution, Inc.(a)	188,316	3,933,921
Greenhill & Co., Inc.	122,100	3,357,750
INTL FCStone, Inc.(a)	87,050	4,853,908
Investment Technology Group, Inc.	183,463	4,014,171
Piper Jaffray Companies	79,358	6,110,566
Virtus Investment Partners, Inc.	40,087	5,171,223
Waddell & Reed Financial, Inc., Class A	455,720	9,123,514
WisdomTree Investments, Inc.	646,390	5,313,326
Total		51,654,227
Consumer Finance 1.4%
Encore Capital Group, Inc.(a)	142,115	5,506,956
Enova International, Inc.(a)	188,191	6,247,941
Ezcorp, Inc., Class A(a)	286,054	3,175,199
FirstCash, Inc.	252,285	20,510,771
Green Dot Corp., Class A(a)	259,605	22,240,360
PRA Group, Inc.(a)	251,514	9,192,837
World Acceptance Corp.(a)	33,800	4,009,018
Total		70,883,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.2%
Ambac Financial Group, Inc.(a)	251,830	5,321,168
American Equity Investment Life Holding Co.	500,500	18,563,545
AMERISAFE, Inc.	107,000	6,826,600
eHealth, Inc.(a)	92,848	2,710,233
Employers Holdings, Inc.	181,976	8,343,600
HCI Group, Inc.	42,020	1,701,810
Horace Mann Educators Corp.	227,177	10,518,295
James River Group Holdings Ltd.	165,920	6,794,424
Maiden Holdings Ltd.	378,620	1,438,756
Navigators Group, Inc. (The)	125,482	8,783,740
ProAssurance Corp.	297,726	14,395,052
RLI Corp.	216,516	16,665,236
Safety Insurance Group, Inc.	84,917	8,211,474
Selective Insurance Group, Inc.	326,359	20,952,248
Stewart Information Services Corp.	131,840	5,903,795
Third Point Reinsurance Ltd.(a)	460,070	6,164,938
United Fire Group, Inc.	117,705	5,829,929
United Insurance Holdings Corp.	113,980	2,374,203
Universal Insurance Holdings, Inc.	181,150	8,079,290
Total		159,578,336
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	621,890	12,083,323
ARMOUR Residential REIT, Inc.	232,780	5,474,986
Capstead Mortgage Corp.	513,555	4,313,862
Granite Point Mortgage Trust, Inc.	241,300	4,618,482
Invesco Mortgage Capital, Inc.	620,160	10,065,197
New York Mortgage Trust, Inc.	760,020	4,864,128
PennyMac Mortgage Investment Trust	338,220	6,757,635
Redwood Trust, Inc.	460,690	7,822,516
Total		56,000,129
Thrifts & Mortgage Finance 1.4%
BofI Holding, Inc.(a)	305,790	11,387,619
Dime Community Bancshares, Inc.	171,144	3,106,264
HomeStreet, Inc.(a)	149,860	4,413,377
Meta Financial Group, Inc.	50,790	4,398,414
NMI Holdings, Inc., Class A(a)	324,200	7,002,720
Northfield Bancorp, Inc.	259,290	4,221,241

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Northwest Bancshares, Inc.	569,986	10,385,145
Oritani Financial Corp.	220,118	3,565,912
Provident Financial Services, Inc.	338,761	8,546,940
TrustCo Bank Corp.	535,675	4,954,994
Walker & Dunlop, Inc.	156,860	8,548,870
Total		70,531,496
Total Financials		821,316,659
Health Care 12.2%
Biotechnology 2.8%
Acorda Therapeutics, Inc.(a)	261,455	7,529,904
AMAG Pharmaceuticals, Inc.(a)	190,690	4,652,836
Cytokinetics, Inc.(a)	283,010	2,235,779
Eagle Pharmaceuticals, Inc.(a)	46,230	3,195,880
Emergent Biosolutions, Inc.(a)	196,509	12,183,558
Enanta Pharmaceuticals, Inc.(a)	80,280	7,299,860
Ligand Pharmaceuticals, Inc.(a)	118,440	30,757,684
MiMedx Group, Inc.(a)	567,470	3,007,591
Momenta Pharmaceuticals, Inc.(a)	431,021	11,422,056
Myriad Genetics, Inc.(a)	388,350	19,335,946
Progenics Pharmaceuticals, Inc.(a)	460,020	3,601,957
REGENXBIO, Inc.(a)	161,620	11,386,129
Repligen Corp.(a)	208,750	11,456,200
Spectrum Pharmaceuticals, Inc.(a)	520,235	11,200,660
Total		139,266,040
Health Care Equipment & Supplies 3.3%
Angiodynamics, Inc.(a)	204,460	4,583,993
Anika Therapeutics, Inc.(a)	81,910	3,390,255
CONMED Corp.	138,638	11,150,654
CryoLife, Inc.(a)	187,220	6,496,534
Cutera, Inc.(a)	75,740	2,575,160
Heska Corp.(a)	37,290	3,990,030
Inogen, Inc.(a)	96,670	25,608,850
Integer Holdings Corp.(a)	158,282	12,646,732
Invacare Corp.	184,202	2,799,870
Lantheus Holdings, Inc.(a)	168,000	2,704,800
LeMaitre Vascular, Inc.	84,750	3,178,973
Meridian Bioscience, Inc.	235,230	3,693,111
Merit Medical Systems, Inc.(a)	299,498	17,625,457
Natus Medical, Inc.(a)	185,920	6,934,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Neogen Corp.(a)	286,555	26,775,699
OraSure Technologies, Inc.(a)	339,220	5,430,912
Orthofix Medical, Inc.(a)	104,790	5,612,553
SurModics, Inc.(a)	73,649	5,799,859
Tactile Systems Technology, Inc.(a)	82,330	5,571,271
Varex Imaging Corp.(a)	210,840	6,620,376
Total		163,189,905
Health Care Providers & Services 3.2%
Aceto Corp.	171,030	567,820
Amedisys, Inc.(a)	160,934	20,118,359
AMN Healthcare Services, Inc.(a)	265,840	15,498,472
BioTelemetry, Inc.(a)	173,070	10,695,726
Community Health Systems, Inc.(a)	646,050	2,506,674
Corvel Corp.(a)	53,488	3,179,862
Cross Country Healthcare, Inc.(a)	202,211	2,024,132
Diplomat Pharmacy, Inc.(a)	267,680	5,530,269
Ensign Group, Inc. (The)	270,468	10,567,185
HealthEquity, Inc.(a)	291,760	27,486,709
LHC Group, Inc.(a)	162,330	16,059,307
Magellan Health, Inc.(a)	136,806	10,055,241
Owens & Minor, Inc.	343,260	5,828,555
Providence Service Corp. (The)(a)	60,770	4,080,098
Quorum Health Corp.(a)	156,960	714,168
Select Medical Holdings Corp.(a)	595,790	11,796,642
Tivity Health, Inc.(a)	190,501	6,553,234
U.S. Physical Therapy, Inc.	70,380	8,815,095
Total		162,077,548
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	63,381	1,730,302
HealthStream, Inc.	143,559	4,555,127
HMS Holdings Corp.(a)	462,280	14,816,074
Omnicell, Inc.(a)	215,975	14,848,281
Quality Systems, Inc.(a)	262,473	6,008,007
Tabula Rasa HealthCare, Inc.(a)	75,570	6,625,222
Total		48,583,013

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
Cambrex Corp.(a)	183,093	12,340,468
Luminex Corp.	229,634	6,477,975
Total		18,818,443
Pharmaceuticals 1.5%
Amphastar Pharmaceuticals, Inc.(a)	199,390	3,784,422
ANI Pharmaceuticals, Inc.(a)	50,410	2,933,862
Assertio Therapeutics, Inc.(a)	353,240	2,253,671
Corcept Therapeutics, Inc.(a)	531,320	7,980,426
Endo International PLC(a)	1,118,880	19,188,792
Innoviva, Inc.(a)	383,300	5,565,516
Lannett Co., Inc.(a)	168,940	903,829
Medicines Co. (The)(a)	359,847	14,253,540
Phibro Animal Health Corp., Class A	110,040	5,193,888
Supernus Pharmaceuticals, Inc.(a)	287,740	12,746,882
Total		74,804,828
Total Health Care		606,739,777
Industrials 19.1%
Aerospace & Defense 2.2%
AAR Corp.	178,953	8,351,736
Aerojet Rocketdyne Holdings, Inc.(a)	419,417	14,725,731
Aerovironment, Inc.(a)	118,189	10,395,904
Axon Enterprise, Inc.(a)	319,360	21,799,514
Cubic Corp.	139,157	10,534,185
Engility Holdings, Inc.(a)	98,546	3,420,532
Mercury Systems, Inc.(a)	267,699	14,592,272
Moog, Inc., Class A	180,214	14,220,687
National Presto Industries, Inc.	27,907	3,700,468
Triumph Group, Inc.	276,200	5,744,960
Total		107,485,989
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	142,005	8,648,105
Echo Global Logistics, Inc.(a)	148,150	4,918,580
Forward Air Corp.	163,409	10,500,662
HUB Group, Inc., Class A(a)	187,207	9,893,890
Total		33,961,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.8%
Allegiant Travel Co.	69,972	9,533,685
Hawaiian Holdings, Inc.	282,050	11,705,075
Skywest, Inc.	289,129	18,880,124
Total		40,118,884
Building Products 2.3%
AAON, Inc.	223,979	9,048,751
American Woodmark Corp.(a)	78,760	6,690,662
Apogee Enterprises, Inc.	156,770	7,716,219
Gibraltar Industries, Inc.(a)	176,437	8,010,240
Griffon Corp.	188,095	3,432,734
Insteel Industries, Inc.	100,600	3,858,010
Patrick Industries, Inc.(a)	130,750	8,368,000
PGT, Inc.(a)	277,630	6,746,409
Quanex Building Products Corp.	194,854	3,195,606
Simpson Manufacturing Co., Inc.	229,006	17,580,791
Trex Co., Inc.(a)	327,010	27,697,747
Universal Forest Products, Inc.	341,890	12,807,199
Total		115,152,368
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	364,978	11,577,102
Brady Corp., Class A	267,766	10,831,135
Essendant, Inc.	209,184	3,018,525
Interface, Inc.	330,499	7,783,251
LSC Communications, Inc.	185,446	2,268,005
Matthews International Corp., Class A	178,510	9,264,669
Mobile Mini, Inc.	247,859	10,633,151
Multi-Color Corp.	77,270	4,771,423
RR Donnelley & Sons Co.	390,533	1,976,097
Team, Inc.(a)	166,580	3,881,314
Tetra Tech, Inc.	308,954	21,564,989
U.S. Ecology, Inc.	121,830	8,863,133
Unifirst Corp.	85,662	15,864,602
Viad Corp.	113,762	7,007,739
Total		119,305,135

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.4%
Aegion Corp.(a)	179,988	4,492,500
Comfort Systems U.S.A., Inc.	206,153	11,833,182
MYR Group, Inc.(a)	91,640	3,186,323
Orion Group Holdings, Inc.(a)	157,268	1,355,650
Total		20,867,655
Electrical Equipment 0.4%
AZZ, Inc.	144,565	7,770,369
Encore Wire Corp.	115,794	5,818,648
Powell Industries, Inc.	48,405	1,895,056
Vicor Corp.(a)	91,029	5,684,761
Total		21,168,834
Industrial Conglomerates 0.2%
Raven Industries, Inc.	199,350	9,648,540
Machinery 5.4%
Actuant Corp., Class A	337,124	9,928,302
Alamo Group, Inc.	53,090	5,059,477
Albany International Corp., Class A	161,102	12,429,019
Astec Industries, Inc.	106,447	5,178,647
Barnes Group, Inc.	268,780	18,293,167
Briggs & Stratton Corp.	237,014	4,778,202
Chart Industries, Inc.(a)	172,070	12,999,889
CIRCOR International, Inc.	110,162	4,996,948
EnPro Industries, Inc.	116,693	8,760,144
ESCO Technologies, Inc.	143,922	9,736,323
Federal Signal Corp.	333,336	8,676,736
Franklin Electric Co., Inc.	214,486	10,488,365
Greenbrier Companies, Inc. (The)	157,180	9,116,440
Harsco Corp.(a)	447,610	12,644,983
Hillenbrand, Inc.	347,275	17,763,116
John Bean Technologies Corp.	176,298	20,856,053
Lindsay Corp.	59,758	5,723,024
Lydall, Inc.(a)	96,518	4,130,970
Mueller Industries, Inc.	319,780	10,223,367
Proto Labs, Inc.(a)	139,150	21,630,868
SPX Corp.(a)	238,720	8,114,093
SPX FLOW, Inc.(a)	236,210	11,323,907
Standex International Corp.	71,288	7,691,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Tennant Co.	99,890	7,646,580
Titan International, Inc.	275,830	2,063,208
Wabash National Corp.	322,430	5,881,123
Watts Water Technologies, Inc., Class A	154,545	12,742,235
Total		268,877,161
Marine 0.2%
Matson, Inc.	236,950	8,852,452
Professional Services 2.8%
ASGN, Inc.(a)	273,122	25,288,366
Exponent, Inc.	288,920	15,124,962
Forrester Research, Inc.	54,950	2,703,540
FTI Consulting, Inc.(a)	209,810	15,991,718
Heidrick & Struggles International, Inc.	105,122	4,646,392
Insperity, Inc.	207,684	24,890,928
Kelly Services, Inc., Class A	170,849	4,307,103
Korn/Ferry International	314,007	21,079,290
Navigant Consulting, Inc.	251,022	5,996,916
Resources Connection, Inc.	164,567	2,723,584
TrueBlue, Inc.(a)	225,691	6,612,746
Wageworks, Inc.(a)	220,190	11,780,165
Total		141,145,710
Road & Rail 0.6%
ArcBest Corp.	142,445	6,851,605
Heartland Express, Inc.	274,356	5,610,580
Marten Transport Ltd.	215,323	4,747,872
Saia, Inc.(a)	142,660	11,305,805
Total		28,515,862
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	214,961	16,562,745
DXP Enterprises, Inc.(a)	87,750	4,026,847
Kaman Corp.	155,071	10,112,180
Veritiv Corp.(a)	62,470	2,982,943
Total		33,684,715
Total Industrials		948,784,542

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 15.0%
Communications Equipment 1.5%
ADTRAN, Inc.	266,170	4,578,124
Applied Optoelectronics, Inc.(a)	108,760	4,498,314
CalAmp Corp.(a)	198,655	4,668,392
Comtech Telecommunications Corp.	131,217	4,704,129
Digi International, Inc.(a)	150,827	2,028,623
Extreme Networks, Inc.(a)	643,800	4,036,626
Finisar Corp.(a)	637,150	12,997,860
Harmonic, Inc.(a)	473,386	2,579,954
NETGEAR, Inc.(a)	175,275	12,418,234
Oclaro, Inc.(a)	948,040	9,044,302
Viavi Solutions, Inc.(a)	1,257,220	14,080,864
Total		75,635,422
Electronic Equipment, Instruments & Components 4.0%
Anixter International, Inc.(a)	161,591	11,650,711
Badger Meter, Inc.	161,736	8,887,393
Bel Fuse, Inc., Class B	54,700	1,567,155
Benchmark Electronics, Inc.	263,771	6,818,480
Control4 Corp.(a)	112,700	3,652,607
CTS Corp.	183,417	6,777,258
Daktronics, Inc.	217,413	1,763,219
Electro Scientific Industries, Inc.(a)	191,023	4,192,955
ePlus, Inc.(a)	76,100	7,887,765
Fabrinet (a)	205,000	9,813,350
FARO Technologies, Inc.(a)	94,196	6,424,167
II-VI, Inc.(a)	305,753	15,211,212
Insight Enterprises, Inc.(a)	196,854	10,854,530
Itron, Inc.(a)	191,640	12,724,896
KEMET Corp.(a)	275,210	7,111,426
Knowles Corp.(a)	499,720	9,059,924
Methode Electronics, Inc.	204,691	8,115,998
MTS Systems Corp.	99,041	5,358,118
OSI Systems, Inc.(a)	94,377	7,351,025
Park Electrochemical Corp.	105,697	2,259,802
Plexus Corp.(a)	183,194	11,594,348
Rogers Corp.(a)	102,026	14,086,730
Sanmina Corp.(a)	381,100	11,737,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Scansource, Inc.(a)	142,055	5,774,536
TTM Technologies, Inc.(a)	517,193	9,671,509
Total		200,346,994
Internet Software & Services 1.3%
Alarm.com Holdings, Inc.(a)	139,240	7,837,820
Liquidity Services, Inc.(a)	144,450	1,040,040
LivePerson, Inc.(a)	310,312	8,347,393
QuinStreet, Inc.(a)	204,229	3,098,154
Shutterstock, Inc.	102,650	5,649,856
SPS Commerce, Inc.(a)	96,450	9,478,141
Stamps.com, Inc.(a)	92,600	23,006,470
XO Group, Inc.(a)	135,257	4,065,825
Total		62,523,699
IT Services 2.4%
CACI International, Inc., Class A(a)	137,199	26,753,805
Cardtronics PLC, Class A(a)	255,118	8,952,091
CSG Systems International, Inc.	186,947	6,982,470
EVERTEC, Inc.	334,840	8,052,902
ExlService Holdings, Inc.(a)	191,080	12,244,406
Mantech International Corp., Class A	146,390	9,708,585
NIC, Inc.	369,495	6,207,516
Perficient, Inc.(a)	194,753	5,595,254
Sykes Enterprises, Inc.(a)	221,113	6,686,457
Travelport Worldwide Ltd.	700,130	13,001,414
TTEC Holdings, Inc.	79,225	2,075,695
Unisys Corp.(a)	283,760	5,277,936
Virtusa Corp.(a)	153,348	8,934,055
Total		120,472,586
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.(a)	218,483	13,017,217
Axcelis Technologies, Inc.(a)	178,580	3,607,316
Brooks Automation, Inc.	391,859	15,443,163
Cabot Microelectronics Corp.	142,677	16,083,978
Ceva, Inc.(a)	123,445	3,777,417
Cohu, Inc.	159,976	4,220,167
Diodes, Inc.(a)	214,877	8,148,136
DSP Group, Inc.(a)	125,973	1,618,753
Formfactor, Inc.(a)	405,700	6,268,065

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ichor Holdings Ltd.(a)	135,210	3,505,995
Kopin Corp.(a)	344,359	798,913
Kulicke & Soffa Industries, Inc.	383,905	9,900,910
MaxLinear, Inc., Class A(a)	344,370	6,639,454
Nanometrics, Inc.(a)	132,720	5,814,463
PDF Solutions, Inc.(a)	152,760	1,332,067
Photronics, Inc.(a)	388,190	4,153,633
Power Integrations, Inc.	164,324	12,053,165
Rambus, Inc.(a)	597,100	7,296,562
Rudolph Technologies, Inc.(a)	176,685	4,911,843
Semtech Corp.(a)	367,670	21,968,283
SolarEdge Technologies, Inc.(a)	210,040	10,071,418
Ultra Clean Holdings, Inc.(a)	215,120	3,282,731
Veeco Instruments, Inc.(a)	270,494	3,245,928
Xperi Corp.	272,374	4,276,272
Total		171,435,849
Software 1.8%
8x8, Inc.(a)	516,660	11,728,182
Agilysys, Inc.(a)	85,194	1,369,068
Bottomline Technologies de, Inc.(a)	194,552	12,834,595
Ebix, Inc.	122,368	9,746,611
MicroStrategy, Inc., Class A(a)	52,289	7,791,061
Monotype Imaging Holdings, Inc.	234,281	4,826,189
OneSpan, Inc.(a)	167,953	3,149,119
Progress Software Corp.	252,553	10,336,994
Qualys, Inc.(a)	181,890	16,561,085
TiVo Corp.	683,080	9,324,042
Total		87,666,946
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.(a)	632,240	12,866,084
Cray, Inc.(a)	225,810	4,900,077
Diebold, Inc.	421,960	2,004,310
Electronics for Imaging, Inc.(a)	248,428	8,642,810
Total		28,413,281
Total Information Technology		746,494,777
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.7%
Chemicals 2.7%
AdvanSix, Inc.(a)	169,430	5,733,511
American Vanguard Corp.	146,001	3,197,422
Balchem Corp.	178,362	19,778,562
Flotek Industries, Inc.(a)	315,885	786,554
FutureFuel Corp.	140,940	2,090,140
Hawkins, Inc.	52,827	2,181,755
HB Fuller Co.	280,833	16,004,673
Ingevity Corp.(a)	233,820	23,618,158
Innophos Holdings, Inc.	108,550	4,744,720
Innospec, Inc.	135,560	10,519,456
Koppers Holdings, Inc.(a)	117,312	4,158,710
Kraton Performance Polymers, Inc.(a)	177,215	8,334,421
LSB Industries, Inc.(a)	112,855	984,096
Quaker Chemical Corp.	74,013	13,332,702
Rayonier Advanced Materials, Inc.	288,140	6,022,126
Stepan Co.	110,699	9,875,458
Tredegar Corp.	141,668	3,109,613
Total		134,472,077
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	87,780	4,230,996
Containers & Packaging 0.1%
Myers Industries, Inc.	149,869	3,334,585
Metals & Mining 0.8%
AK Steel Holding Corp.(a)	1,751,575	7,776,993
Century Aluminum Co.(a)	277,304	3,499,576
Haynes International, Inc.	69,554	2,740,428
Kaiser Aluminum Corp.	93,109	10,203,815
Materion Corp.	112,169	7,156,382
Olympic Steel, Inc.	50,714	1,117,737
SunCoke Energy, Inc.(a)	359,187	4,008,527
TimkenSteel Corp.(a)	217,680	3,049,697
Total		39,553,155

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.0%
Boise Cascade Co.	215,950	9,437,015
Clearwater Paper Corp.(a)	91,441	2,656,361
KapStone Paper and Packaging Corp.	488,918	16,794,334
Neenah, Inc.	93,405	8,523,206
PH Glatfelter Co.	242,749	4,668,063
Schweitzer-Mauduit International, Inc.	170,847	6,951,765
Total		49,030,744
Total Materials		230,621,557
Real Estate 5.7%
Equity Real Estate Investment Trusts (REITS) 5.4%
Acadia Realty Trust	453,242	12,926,462
Agree Realty Corp.	172,395	9,838,583
American Assets Trust, Inc.	230,750	9,114,625
Armada Hoffler Properties, Inc.	271,600	4,234,244
CareTrust REIT, Inc.	449,866	8,300,028
CBL & Associates Properties, Inc.	959,170	4,277,898
Cedar Realty Trust, Inc.	436,726	1,952,165
Chatham Lodging Trust	254,820	5,465,889
Chesapeake Lodging Trust	335,430	11,039,001
Community Healthcare Trust, Inc.	95,940	2,977,018
DiamondRock Hospitality Co.	1,114,158	13,325,330
Easterly Government Properties, Inc.	335,400	6,791,850
EastGroup Properties, Inc.	194,122	18,882,247
Four Corners Property Trust, Inc.	360,484	9,711,439
Franklin Street Properties Corp.	595,685	5,105,020
Getty Realty Corp.	183,466	5,340,695
Global Net Lease, Inc.	396,280	8,595,313
Government Properties Income Trust	550,785	9,313,774
Hersha Hospitality Trust	205,380	4,846,968
Independence Realty Trust, Inc.	483,150	4,990,940
iStar, Inc.	376,930	4,217,847
Kite Realty Group Trust	464,820	8,125,054
Lexington Realty Trust	1,199,829	11,206,403
LTC Properties, Inc.	220,141	10,225,549
National Storage Affiliates Trust	313,470	8,890,009
Pennsylvania Real Estate Investment Trust	390,824	3,986,405
PS Business Parks, Inc.	110,780	14,449,035
Ramco-Gershenson Properties Trust	444,580	6,206,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail Opportunity Investments Corp.	626,180	12,360,793
Saul Centers, Inc.	67,522	4,051,320
Summit Hotel Properties, Inc.	581,640	7,985,917
Universal Health Realty Income Trust	70,206	5,353,208
Urstadt Biddle Properties, Inc., Class A	165,606	3,767,537
Washington Prime Group, Inc.	1,033,210	7,997,045
Whitestone REIT	221,070	3,015,395
Total		268,867,343
Real Estate Management & Development 0.3%
HFF, Inc., Class A	206,397	9,372,487
RE/MAX Holdings, Inc., Class A	98,580	4,855,065
Total		14,227,552
Total Real Estate		283,094,895
Telecommunication Services 1.1%
Diversified Telecommunication Services 1.1%
ATN International, Inc.	60,384	4,421,920
Cincinnati Bell, Inc.(a)	277,792	3,611,296
Cogent Communications Holdings, Inc.	231,440	12,659,768
Consolidated Communications Holdings, Inc.	360,200	4,253,962
Frontier Communications Corp.	441,390	2,295,228
Iridium Communications, Inc.(a)	466,000	9,436,500
Vonage Holdings Corp.(a)	1,200,550	17,023,799
Total		53,702,473
Wireless Telecommunication Services —%
Spok Holdings, Inc.	110,399	1,694,625
Total Telecommunication Services		55,397,098
Utilities 2.1%
Electric Utilities 0.3%
El Paso Electric Co.	225,905	13,847,977
Gas Utilities 0.9%
Northwest Natural Gas Co.	159,895	10,377,186
South Jersey Industries, Inc.	474,986	15,760,035
Spire, Inc.	279,727	20,853,648
Total		46,990,869
Multi-Utilities 0.4%
Avista Corp.	364,804	18,718,093

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
American States Water Co.	204,054	12,330,983
California Water Service Group	267,060	10,989,519
Total		23,320,502
Total Utilities		102,877,441
Total Common Stocks (Cost $3,076,807,421)		4,824,007,848

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	47,866,106
Total Exchange-Traded Funds (Cost $28,888,747)		47,866,106

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(d),(e)	81,516,052	81,507,900
Total Money Market Funds (Cost $81,507,900)		81,507,900
Total Investments in Securities (Cost: $3,187,204,068)		4,953,381,854
Other Assets & Liabilities, Net		12,409,309
Net Assets		4,965,791,163

At August 31, 2018, securities and/or cash totaling $3,284,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	1,108	09/2018	USD	96,429,240	2,442,174	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $328,046, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	47,376,462	417,326,906	(383,187,316)	81,516,052	(11,443)	1,703	644,914	81,507,900
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	687,383,320	—	—	—	687,383,320
Consumer Staples	151,976,311	—	—	—	151,976,311
Energy	189,321,471	—	—	—	189,321,471
Financials	820,988,613	—	328,046	—	821,316,659
Health Care	606,739,777	—	—	—	606,739,777
Industrials	948,784,542	—	—	—	948,784,542
Information Technology	746,494,777	—	—	—	746,494,777
Materials	230,621,557	—	—	—	230,621,557
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	283,094,895	—	—	—	283,094,895
Telecommunication Services	55,397,098	—	—	—	55,397,098
Utilities	102,877,441	—	—	—	102,877,441
Total Common Stocks	4,823,679,802	—	328,046	—	4,824,007,848
Exchange-Traded Funds	47,866,106	—	—	—	47,866,106
Money Market Funds	—	—	—	81,507,900	81,507,900
Total Investments in Securities	4,871,545,908	—	328,046	81,507,900	4,953,381,854
Investments in Derivatives
Asset
Futures Contracts	2,442,174	—	—	—	2,442,174
Total	4,873,988,082	—	328,046	81,507,900	4,955,824,028
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	17

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,105,696,168)	$4,871,873,954
Affiliated issuers (cost $81,507,900)	81,507,900
Cash	107
Margin deposits on:
Futures contracts	3,284,400
Receivable for:
Investments sold	15,629,294
Capital shares sold	6,283,441
Dividends	2,863,785
Variation margin for futures contracts	304,638
Expense reimbursement due from Investment Manager	214
Total assets	4,981,747,733
Liabilities
Payable for:
Investments purchased	5,276,233
Capital shares purchased	10,425,531
Management services fees	27,036
Distribution and/or service fees	11,927
Compensation of board members	209,993
Other expenses	5,850
Total liabilities	15,956,570
Net assets applicable to outstanding capital stock	$4,965,791,163
Represented by
Paid in capital	2,955,514,044
Undistributed net investment income	24,528,862
Accumulated net realized gain	217,128,297
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,766,177,786
Futures contracts	2,442,174
Total - representing net assets applicable to outstanding capital stock	$4,965,791,163
Class A
Net assets	$1,748,765,621
Shares outstanding	60,981,714
Net asset value per share	$28.68
Institutional Class
Net assets	$2,361,478,385
Shares outstanding	81,790,297
Net asset value per share	$28.87
Institutional 2 Class
Net assets	$791,972,658
Shares outstanding	26,849,307
Net asset value per share	$29.50
Institutional 3 Class
Net assets	$63,242,716
Shares outstanding	2,243,588
Net asset value per share	$28.19
Class T
Net assets	$331,783
Shares outstanding	11,681
Net asset value per share	$28.40
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$29.13
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$30,537,579
Dividends — affiliated issuers	644,914
Interest	19,791
Foreign taxes withheld	(2,806)
Total income	31,199,478
Expenses:
Management services fees	4,434,252
Distribution and/or service fees
Class A	2,020,938
Class T	403
Plan administration fees
Class K	137
Compensation of board members	36,637
Other	12,937
Total expenses	6,505,304
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,611)
Expense reduction	(1,480)
Total net expenses	6,454,213
Net investment income	24,745,265
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	244,600,856
Investments — affiliated issuers	(11,443)
Futures contracts	7,296,194
Net realized gain	251,885,607
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	516,456,920
Investments — affiliated issuers	1,703
Futures contracts	2,534,233
Net change in unrealized appreciation (depreciation)	518,992,856
Net realized and unrealized gain	770,878,463
Net increase in net assets resulting from operations	$795,623,728
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	19

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018 (a)
Operations
Net investment income	$24,745,265	$39,795,886
Net realized gain	251,885,607	269,795,514
Net change in unrealized appreciation (depreciation)	518,992,856	64,610,700
Net increase in net assets resulting from operations	795,623,728	374,202,100
Distributions to shareholders
Net investment income
Class A	(91,550)	(13,392,767)
Institutional Class	(898,567)	(20,694,825)
Institutional 2 Class	(297,035)	(5,857,983)
Institutional 3 Class	(25,196)	(6,847)
Class K	—	(34,110)
Class T	(18)	(3,252)
Net realized gains
Class A	(25,537,767)	(98,404,248)
Class B	—	(19,005)
Institutional Class	(32,749,751)	(118,550,549)
Institutional 2 Class	(10,825,923)	(33,355,944)
Institutional 3 Class	(918,298)	(33,557)
Class K	—	(259,245)
Class T	(5,055)	(25,528)
Total distributions to shareholders	(71,349,160)	(290,637,860)
Increase in net assets from capital stock activity	295,221,692	101,111,425
Total increase in net assets	1,019,496,260	184,675,665
Net assets at beginning of period	3,946,294,903	3,761,619,238
Net assets at end of period	$4,965,791,163	$3,946,294,903
Undistributed net investment income	$24,528,862	$1,095,963

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,912,049	211,679,419	15,423,595	373,705,846
Distributions reinvested	811,833	22,122,437	3,959,098	95,692,886
Redemptions	(8,902,042)	(236,027,876)	(26,991,120)	(653,188,300)
Net decrease	(178,160)	(2,226,020)	(7,608,427)	(183,789,568)
Class B
Subscriptions	—	—	1,293	30,179
Distributions reinvested	—	—	814	18,968
Redemptions	—	—	(79,257)	(1,874,433)
Net decrease	—	—	(77,150)	(1,825,286)
Class I
Redemptions	—	—	(106)	(2,468)
Net decrease	—	—	(106)	(2,468)
Institutional Class
Subscriptions	11,205,624	303,088,118	19,365,684	469,657,489
Distributions reinvested	885,369	24,276,823	4,069,240	98,917,153
Redemptions	(6,580,744)	(174,766,601)	(16,682,524)	(407,748,162)
Net increase	5,510,249	152,598,340	6,752,400	160,826,480
Institutional 2 Class
Subscriptions	7,005,324	191,396,363	11,719,379	292,115,576
Distributions reinvested	360,527	10,101,980	1,463,911	36,334,405
Redemptions	(3,900,462)	(107,293,422)	(7,717,384)	(192,179,495)
Net increase	3,465,389	94,204,921	5,465,906	136,270,486
Institutional 3 Class
Subscriptions	2,073,068	53,223,879	199,687	4,881,914
Distributions reinvested	35,243	943,448	1,685	40,208
Redemptions	(45,761)	(1,169,523)	(20,334)	(496,871)
Net increase	2,062,550	52,997,804	181,038	4,425,251
Class K
Subscriptions	502	12,752	34,643	847,317
Distributions reinvested	—	—	12,090	293,162
Redemptions	(90,475)	(2,326,799)	(150,791)	(3,699,509)
Net decrease	(89,973)	(2,314,047)	(104,058)	(2,559,030)
Class T
Subscriptions	—	—	5,067	119,717
Distributions reinvested	186	5,027	1,196	28,583
Redemptions	(1,728)	(44,333)	(524,988)	(12,382,740)
Net decrease	(1,542)	(39,306)	(518,725)	(12,234,440)
Total net increase	10,768,513	295,221,692	4,090,878	101,111,425

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$24.33	0.13	4.65	4.78	(0.00) (c)	(0.43)	(0.43)
Year Ended 2/28/2018	$23.83	0.21	2.11	2.32	(0.22)	(1.60)	(1.82)
Year Ended 2/28/2017	$19.05	0.19	6.28	6.47	(0.19)	(1.50)	(1.69)
Year Ended 2/29/2016	$23.29	0.22	(2.25)	(2.03)	(0.22)	(1.99)	(2.21)
Year Ended 2/28/2015	$23.54	0.20	1.40	1.60	(0.18)	(1.67)	(1.85)
Year Ended 2/28/2014	$19.00	0.16	5.72	5.88	(0.15)	(1.19)	(1.34)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$24.47	0.16	4.68	4.84	(0.01)	(0.43)	(0.44)
Year Ended 2/28/2018	$23.96	0.27	2.12	2.39	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.14	0.24	6.32	6.56	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.39	0.27	(2.25)	(1.98)	(0.28)	(1.99)	(2.27)
Year Ended 2/28/2015	$23.63	0.26	1.41	1.67	(0.24)	(1.67)	(1.91)
Year Ended 2/28/2014	$19.06	0.21	5.75	5.96	(0.20)	(1.19)	(1.39)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$24.99	0.17	4.78	4.95	(0.01)	(0.43)	(0.44)
Year Ended 2/28/2018	$24.43	0.28	2.16	2.44	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.49	0.25	6.43	6.68	(0.24)	(1.50)	(1.74)
Year Ended 2/29/2016	$23.78	0.28	(2.30)	(2.02)	(0.28)	(1.99)	(2.27)
Year Ended 2/28/2015	$23.99	0.27	1.43	1.70	(0.24)	(1.67)	(1.91)
Year Ended 2/28/2014	$19.33	0.23	5.82	6.05	(0.20)	(1.19)	(1.39)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$23.90	0.16	4.57	4.73	(0.01)	(0.43)	(0.44)
Year Ended 2/28/2018(f)	$23.87	0.24	1.67	1.91	(0.28)	(1.60)	(1.88)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$28.68	19.73%	0.45% (d)	0.45% (d),(e)	0.96% (d)	10%	$1,748,766
Year Ended 2/28/2018	$24.33	9.86%	0.45%	0.45% (e)	0.88%	16%	$1,488,143
Year Ended 2/28/2017	$23.83	34.40%	0.45%	0.45% (e)	0.85%	18%	$1,638,983
Year Ended 2/29/2016	$19.05	(9.67%)	0.45%	0.45% (e)	0.99%	19%	$1,131,160
Year Ended 2/28/2015	$23.29	7.19%	0.45%	0.45% (e)	0.89%	17%	$1,231,774
Year Ended 2/28/2014	$23.54	31.63%	0.45%	0.45% (e)	0.73%	15%	$1,113,746
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$28.87	19.87%	0.20% (d)	0.20% (d),(e)	1.21% (d)	10%	$2,361,478
Year Ended 2/28/2018	$24.47	10.11%	0.20%	0.20% (e)	1.12%	16%	$1,866,835
Year Ended 2/28/2017	$23.96	34.74%	0.20%	0.20% (e)	1.10%	18%	$1,665,820
Year Ended 2/29/2016	$19.14	(9.44%)	0.20%	0.20% (e)	1.22%	19%	$1,326,728
Year Ended 2/28/2015	$23.39	7.47%	0.20%	0.20% (e)	1.14%	17%	$1,725,837
Year Ended 2/28/2014	$23.63	31.99%	0.20%	0.20% (e)	0.98%	15%	$1,636,915
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$29.50	19.89%	0.20% (d)	0.20% (d)	1.20% (d)	10%	$791,973
Year Ended 2/28/2018	$24.99	10.12%	0.20%	0.20%	1.12%	16%	$584,472
Year Ended 2/28/2017	$24.43	34.73%	0.20%	0.20%	1.10%	18%	$437,779
Year Ended 2/29/2016	$19.49	(9.46%)	0.20%	0.20%	1.24%	19%	$208,441
Year Ended 2/28/2015	$23.78	7.49%	0.20%	0.20%	1.17%	17%	$166,247
Year Ended 2/28/2014	$23.99	32.01%	0.20%	0.20%	0.99%	15%	$79,726
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$28.19	19.88%	0.20% (d)	0.20% (d)	1.20% (d)	10%	$63,243
Year Ended 2/28/2018(f)	$23.90	8.14%	0.21%	0.20%	1.01%	16%	$4,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class T
Six Months Ended 8/31/2018 (Unaudited)	$24.10	0.13	4.60	4.73	(0.00) (c)	(0.43)	(0.43)
Year Ended 2/28/2018	$23.63	0.44	1.85	2.29	(0.22)	(1.60)	(1.82)
Year Ended 2/28/2017	$18.90	0.19	6.23	6.42	(0.19)	(1.50)	(1.69)
Year Ended 2/29/2016	$23.12	0.21	(2.22)	(2.01)	(0.22)	(1.99)	(2.21)
Year Ended 2/28/2015(g)	$23.08	0.18	1.03	1.21	(0.18)	(0.99)	(1.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Class T shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Small Cap Index Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class T
Six Months Ended 8/31/2018 (Unaudited)	$28.40	19.71%	0.45% (d)	0.45% (d),(e)	0.96% (d)	10%	$332
Year Ended 2/28/2018	$24.10	9.82%	0.45%	0.45% (e)	1.78%	16%	$319
Year Ended 2/28/2017	$23.63	34.41%	0.45%	0.45% (e)	0.85%	18%	$12,570
Year Ended 2/29/2016	$18.90	(9.65%)	0.45%	0.45% (e)	0.97%	19%	$43,729
Year Ended 2/28/2015(g)	$23.12	5.45%	0.46% (d)	0.45% (d),(e)	1.22% (d)	17%	$67,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2018	25

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Institutional 3 Class shares commenced operations on March 1, 2017.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Institutional 2 Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
26	Columbia Small Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Small Cap Index Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
28	Columbia Small Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,442,174*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,296,194

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,534,233
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	87,517,130

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Small Cap Index Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
30	Columbia Small Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
Columbia Small Cap Index Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $1,480.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class T shares of the Fund.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2019
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Class T	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
32	Columbia Small Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,187,204,000	1,954,696,000	(186,074,000)	1,768,622,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $653,780,980 and $442,915,906, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Columbia Small Cap Index Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholders of record owned 17.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Small Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Small Cap Index Fund | Semiannual Report 2018	35

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
36	Columbia Small Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Small Cap Index Fund | Semiannual Report 2018	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
38	Columbia Small Cap Index Fund | Semiannual Report 2018

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Columbia Small Cap Index Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR228_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Small Cap Value Fund II
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Value Fund II   |  Semiannual Report 2018

Columbia Small Cap Value Fund II  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Value Fund II (the Fund) seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	10.48	17.39	11.14	9.49
	Including sales charges		4.15	10.67	9.83	8.84
Advisor Class*		11/08/12	10.61	17.64	11.41	9.64
Class C	Excluding sales charges	05/01/02	10.04	16.50	10.31	8.68
	Including sales charges		9.04	15.50	10.31	8.68
Institutional Class		05/01/02	10.61	17.66	11.42	9.76
Institutional 2 Class*		11/08/12	10.65	17.81	11.57	9.73
Institutional 3 Class*		11/08/12	10.67	17.86	11.64	9.77
Class R		01/23/06	10.29	17.06	10.85	9.21
Russell 2000 Value Index			14.24	20.05	11.72	9.27
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Value Fund II | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Community Bank System, Inc.	1.6
Independent Bank Corp.	1.6
Union Bankshares Corp.	1.6
LHC Group, Inc.	1.5
Renasant Corp.	1.4
New Jersey Resources Corp.	1.4
Horizon Pharma PLC	1.4
Orion Engineered Carbons SA	1.3
MGIC Investment Corp.	1.3
First Industrial Realty Trust, Inc.	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2018)
Common Stocks	96.8
Money Market Funds	3.2
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	10.4
Consumer Staples	1.7
Energy	6.1
Financials	32.4
Health Care	7.1
Industrials	14.4
Information Technology	7.5
Materials	6.1
Real Estate	7.7
Telecommunication Services	1.0
Utilities	5.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Value Fund II | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.80	1,018.80	6.74	6.46	1.27
Advisor Class	1,000.00	1,000.00	1,106.10	1,020.06	5.41	5.19	1.02
Class C	1,000.00	1,000.00	1,100.40	1,015.02	10.69	10.26	2.02
Institutional Class	1,000.00	1,000.00	1,106.10	1,020.06	5.41	5.19	1.02
Institutional 2 Class	1,000.00	1,000.00	1,106.50	1,020.77	4.67	4.48	0.88
Institutional 3 Class	1,000.00	1,000.00	1,106.70	1,021.02	4.41	4.23	0.83
Class R	1,000.00	1,000.00	1,102.90	1,017.54	8.06	7.73	1.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Value Fund II | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Auto Components 1.9%
Cooper-Standard Holding, Inc.(a)	121,000	16,750,030
Tower International, Inc.	399,000	13,486,200
Total		30,236,230
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.(a)	320,000	15,312,000
Hotels, Restaurants & Leisure 1.6%
Brinker International, Inc.	280,000	12,398,400
Dine Brands Global, Inc.	165,000	13,764,300
Total		26,162,700
Household Durables 0.7%
William Lyon Homes, Inc., Class A(a)	566,000	11,076,620
Media 1.1%
Nexstar Media Group, Inc., Class A	212,000	17,384,000
Specialty Retail 3.9%
Aaron’s, Inc.	300,000	14,916,000
American Eagle Outfitters, Inc.	635,000	16,484,600
Children’s Place, Inc. (The)	75,000	10,556,250
Genesco, Inc.(a)	300,000	15,255,000
Hibbett Sports, Inc.(a)	315,000	6,473,250
Total		63,685,100
Total Consumer Discretionary		163,856,650
Consumer Staples 1.7%
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	517,829	15,275,956
Food Products 0.8%
TreeHouse Foods, Inc.(a)	233,000	12,139,300
Total Consumer Staples		27,415,256
Energy 6.0%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc.(a)	550,000	9,581,000
FTS International, Inc.(a)	207,546	2,289,232
Oceaneering International, Inc.	239,000	6,756,530
Patterson-UTI Energy, Inc.	462,400	7,920,912
Total		26,547,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.3%
Arch Coal, Inc.	170,000	15,073,900
Callon Petroleum Co.(a)	724,000	8,181,200
Carrizo Oil & Gas, Inc.(a)	383,000	9,276,260
Oasis Petroleum, Inc.(a)	995,000	13,392,700
PBF Energy, Inc., Class A	165,500	8,592,760
SM Energy Co.	270,200	8,130,318
SRC Energy, Inc.(a)	833,400	7,758,954
Total		70,406,092
Total Energy		96,953,766
Financials 31.4%
Banks 17.5%
Ameris Bancorp	370,000	18,370,500
Cathay General Bancorp	445,000	18,823,500
Chemical Financial Corp.	265,000	15,136,800
Community Bank System, Inc.	380,000	25,129,400
FCB Financial Holdings, Inc., Class A(a)	254,300	13,172,740
Hancock Whitney Corp.	375,000	19,331,250
Heritage Commerce Corp.	647,000	10,248,480
Heritage Financial Corp.	395,000	14,338,500
Independent Bank Corp.	273,000	24,870,300
MB Financial, Inc.	162,000	7,850,520
Pacific Premier Bancorp, Inc.(a)	400,000	15,820,000
Renasant Corp.	490,000	22,878,100
Sandy Spring Bancorp, Inc.	480,000	18,720,000
TCF Financial Corp.	628,000	15,919,800
UMB Financial Corp.	248,000	18,659,520
Union Bankshares Corp.	595,000	24,752,000
Total		284,021,410
Capital Markets 2.6%
Houlihan Lokey, Inc.	380,000	17,871,400
Moelis & Co., ADR, Class A	235,000	13,641,750
Stifel Financial Corp.	100,000	5,587,000
Virtu Financial, Inc. Class A	251,072	5,473,370
Total		42,573,520
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.5%
Encore Capital Group, Inc.(a)	310,000	12,012,500
SLM Corp.(a)	1,080,000	12,657,600
Total		24,670,100
Insurance 4.8%
American Equity Investment Life Holding Co.	405,000	15,021,450
AMERISAFE, Inc.	235,000	14,993,000
Argo Group International Holdings Ltd.	310,500	19,778,850
CNO Financial Group, Inc.	610,000	13,182,100
Health Insurance Innovations, Inc., Class A(a)	43,896	2,322,098
MBIA, Inc.(a)	1,182,787	12,147,223
Total		77,444,721
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Blackstone Mortgage Trust, Inc.	300,000	10,218,000
Invesco Mortgage Capital, Inc.	300,000	4,869,000
Total		15,087,000
Thrifts & Mortgage Finance 4.1%
BofI Holding, Inc.(a)	455,000	16,944,200
MGIC Investment Corp.(a)	1,583,432	20,141,255
OceanFirst Financial Corp.	368,700	10,766,040
WSFS Financial Corp.	395,000	19,276,000
Total		67,127,495
Total Financials		510,924,246
Health Care 6.9%
Biotechnology 1.0%
Alder Biopharmaceuticals, Inc.(a)	445,000	8,054,500
Immunomedics, Inc.(a)	297,400	7,958,424
Total		16,012,924
Health Care Equipment & Supplies 1.4%
LivaNova PLC(a)	88,000	11,048,400
Merit Medical Systems, Inc.(a)	201,999	11,887,641
Total		22,936,041
Health Care Providers & Services 2.4%
LHC Group, Inc.(a)	240,000	23,743,200
Molina Healthcare, Inc.(a)	116,000	16,008,000
Total		39,751,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
Amneal Pharmaceuticals, Inc.(a)	521,900	12,055,890
Horizon Pharma PLC(a)	1,025,000	21,668,500
Total		33,724,390
Total Health Care		112,424,555
Industrials 14.0%
Airlines 1.7%
Hawaiian Holdings, Inc.	245,000	10,167,500
Skywest, Inc.	270,000	17,631,000
Total		27,798,500
Building Products 1.0%
Armstrong World Industries, Inc.(a)	235,000	16,403,000
Commercial Services & Supplies 0.4%
Deluxe Corp.	116,405	6,893,504
Construction & Engineering 1.6%
Granite Construction, Inc.	260,000	11,876,800
MasTec, Inc.(a)	325,000	14,235,000
Total		26,111,800
Electrical Equipment 0.6%
Sunrun, Inc.(a)	784,400	10,291,328
Machinery 3.2%
Barnes Group, Inc.	245,000	16,674,700
Kennametal, Inc.	410,000	16,744,400
Navistar International Corp.(a)	420,000	18,299,400
Total		51,718,500
Professional Services 2.9%
ICF International, Inc.	195,000	15,921,750
Kforce, Inc.	300,000	12,615,000
Korn/Ferry International	275,000	18,460,750
Total		46,997,500
Road & Rail 1.4%
Covenant Transportation Group, Inc., Class A(a)	452,000	13,501,240
Hertz Global Holdings, Inc.(a)	526,000	9,262,860
Total		22,764,100

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.2%
NOW, Inc.(a)	378,100	6,499,539
Triton International Ltd.	317,600	11,998,928
Total		18,498,467
Total Industrials		227,476,699
Information Technology 7.3%
Communications Equipment 0.8%
Ciena Corp.(a)	400,000	12,632,000
Electronic Equipment, Instruments & Components 0.8%
TTM Technologies, Inc.(a)	665,000	12,435,500
IT Services 0.8%
Science Applications International Corp.	155,000	13,984,100
Semiconductors & Semiconductor Equipment 3.0%
Cohu, Inc.	464,600	12,256,148
Cree, Inc.(a)	215,000	10,343,650
Entegris, Inc.	245,700	8,329,230
Ichor Holdings Ltd.(a)	255,000	6,612,150
Kulicke & Soffa Industries, Inc.	440,000	11,347,600
Total		48,888,778
Software 1.4%
Avaya Holdings Corp.(a)	540,800	12,633,088
Ebix, Inc.	125,000	9,956,250
Total		22,589,338
Technology Hardware, Storage & Peripherals 0.5%
Electronics for Imaging, Inc.(a)	225,700	7,852,103
Total Information Technology		118,381,819
Materials 5.9%
Chemicals 1.3%
Orion Engineered Carbons SA	567,000	20,412,000
Construction Materials 0.4%
U.S. Concrete, Inc.(a)	123,000	5,928,600
Metals & Mining 3.7%
Allegheny Technologies, Inc.(a)	629,000	17,001,870
Carpenter Technology Corp.	264,000	15,752,880
Cleveland-Cliffs, Inc.(a)	1,045,000	10,502,250
Materion Corp.	270,000	17,226,000
Total		60,483,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
Neenah, Inc.	98,800	9,015,500
Total Materials		95,839,100
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITS) 7.4%
American Assets Trust, Inc.	340,000	13,430,000
Brandywine Realty Trust	730,000	12,234,800
Chesapeake Lodging Trust	540,000	17,771,400
First Industrial Realty Trust, Inc.	615,000	19,962,900
Hudson Pacific Properties, Inc.	310,000	10,490,400
Mack-Cali Realty Corp.	595,000	12,994,800
PS Business Parks, Inc.	135,000	17,608,050
Sunstone Hotel Investors, Inc.	995,000	16,696,100
Total		121,188,450
Total Real Estate		121,188,450
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
Vonage Holdings Corp.(a)	1,086,000	15,399,480
Total Telecommunication Services		15,399,480
Utilities 5.4%
Electric Utilities 1.4%
PNM Resources, Inc.	212,300	8,269,085
Portland General Electric Co.	305,000	14,152,000
Total		22,421,085
Gas Utilities 4.0%
New Jersey Resources Corp.	500,000	22,800,000
ONE Gas, Inc.	198,000	15,548,940
South Jersey Industries, Inc.	490,000	16,258,200
Southwest Gas Holdings, Inc.	144,000	11,134,080
Total		65,741,220
Total Utilities		88,162,305
Total Common Stocks (Cost $1,092,852,879)		1,578,022,326

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	51,626,955	51,621,792
Total Money Market Funds (Cost $51,621,792)		51,621,792
Total Investments in Securities (Cost: $1,144,474,671)		1,629,644,118
Other Assets & Liabilities, Net		(3,034,436)
Net Assets		1,626,609,682
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	40,177,690	252,197,065	(240,747,800)	51,626,955	2,195	—	390,467	51,621,792
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	163,856,650	—	—	—	163,856,650
Consumer Staples	27,415,256	—	—	—	27,415,256
Energy	96,953,766	—	—	—	96,953,766
Financials	510,924,246	—	—	—	510,924,246
Health Care	112,424,555	—	—	—	112,424,555
Industrials	227,476,699	—	—	—	227,476,699
Information Technology	118,381,819	—	—	—	118,381,819
Materials	95,839,100	—	—	—	95,839,100
Real Estate	121,188,450	—	—	—	121,188,450
Telecommunication Services	15,399,480	—	—	—	15,399,480
Utilities	88,162,305	—	—	—	88,162,305
Total Common Stocks	1,578,022,326	—	—	—	1,578,022,326
Money Market Funds	—	—	—	51,621,792	51,621,792
Total Investments in Securities	1,578,022,326	—	—	51,621,792	1,629,644,118
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	9

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,092,852,879)	$1,578,022,326
Affiliated issuers (cost $51,621,792)	51,621,792
Receivable for:
Investments sold	394,854
Capital shares sold	1,116,346
Dividends	1,689,451
Expense reimbursement due from Investment Manager	2,363
Prepaid expenses	7,712
Total assets	1,632,854,844
Liabilities
Payable for:
Investments purchased	3,562,175
Capital shares purchased	2,047,001
Management services fees	36,225
Distribution and/or service fees	1,349
Transfer agent fees	395,827
Compensation of board members	136,509
Compensation of chief compliance officer	172
Other expenses	65,904
Total liabilities	6,245,162
Net assets applicable to outstanding capital stock	$1,626,609,682
Represented by
Paid in capital	1,004,071,020
Undistributed net investment income	3,011,072
Accumulated net realized gain	134,358,143
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	485,169,447
Total - representing net assets applicable to outstanding capital stock	$1,626,609,682
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$174,301,947
Shares outstanding	9,457,572
Net asset value per share	$18.43
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.55
Advisor Class
Net assets	$79,382,344
Shares outstanding	4,143,148
Net asset value per share	$19.16
Class C
Net assets	$1,142,566
Shares outstanding	70,985
Net asset value per share	$16.10
Institutional Class
Net assets	$738,314,333
Shares outstanding	39,397,225
Net asset value per share	$18.74
Institutional 2 Class
Net assets	$75,967,506
Shares outstanding	3,955,666
Net asset value per share	$19.20
Institutional 3 Class
Net assets	$548,083,399
Shares outstanding	28,435,566
Net asset value per share	$19.27
Class R
Net assets	$9,417,587
Shares outstanding	520,167
Net asset value per share	$18.10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	11

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,620,801
Dividends — affiliated issuers	390,467
Interfund lending	194
Foreign taxes withheld	(34,669)
Total income	10,976,793
Expenses:
Management services fees	6,490,352
Distribution and/or service fees
Class A	213,402
Class C	30,232
Class R	21,904
Transfer agent fees
Class A	215,007
Advisor Class	96,103
Class C	7,573
Institutional Class	924,202
Institutional 2 Class	23,316
Institutional 3 Class	19,295
Class R	11,037
Compensation of board members	17,771
Custodian fees	7,485
Printing and postage fees	57,263
Registration fees	53,624
Audit fees	16,673
Legal fees	11,401
Compensation of chief compliance officer	163
Other	14,717
Total expenses	8,231,520
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(399,178)
Expense reduction	(20)
Total net expenses	7,832,322
Net investment income	3,144,471
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	136,153,845
Investments — affiliated issuers	2,195
Net realized gain	136,156,040
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,929,127
Net change in unrealized appreciation (depreciation)	19,929,127
Net realized and unrealized gain	156,085,167
Net increase in net assets resulting from operations	$159,229,638
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$3,144,471	$4,900,229
Net realized gain	136,156,040	113,213,844
Net change in unrealized appreciation (depreciation)	19,929,127	(43,359,872)
Net increase in net assets resulting from operations	159,229,638	74,754,201
Distributions to shareholders
Net investment income
Class A	—	(128,970)
Advisor Class	—	(192,538)
Institutional Class	—	(2,135,836)
Institutional 2 Class	—	(323,201)
Institutional 3 Class	—	(2,133,626)
Net realized gains
Class A	(4,311,269)	(16,379,100)
Advisor Class	(1,881,171)	(6,410,439)
Class B	—	(1,218)
Class C	(208,644)	(950,843)
Institutional Class	(18,646,965)	(83,490,570)
Institutional 2 Class	(2,062,002)	(7,065,045)
Institutional 3 Class	(11,997,187)	(30,156,471)
Class R	(224,305)	(915,250)
Total distributions to shareholders	(39,331,543)	(150,283,107)
Decrease in net assets from capital stock activity	(30,685,741)	(62,620,415)
Total increase (decrease) in net assets	89,212,354	(138,149,321)
Net assets at beginning of period	1,537,397,328	1,675,546,649
Net assets at end of period	$1,626,609,682	$1,537,397,328
Undistributed (excess of distributions over) net investment income	$3,011,072	$(133,399)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	763,623	13,626,686	1,247,368	21,955,202
Distributions reinvested	224,593	4,062,891	908,851	15,547,929
Redemptions	(1,196,085)	(21,310,598)	(3,688,487)	(64,905,086)
Net decrease	(207,869)	(3,621,021)	(1,532,268)	(27,401,955)
Advisor Class
Subscriptions	433,627	8,063,799	1,717,559	31,641,432
Distributions reinvested	85,889	1,614,713	333,038	5,904,864
Redemptions	(399,061)	(7,408,104)	(1,773,703)	(32,498,605)
Net increase	120,455	2,270,408	276,894	5,047,691
Class B
Subscriptions	—	—	2	33
Distributions reinvested	—	—	70	1,047
Redemptions	—	—	(8,222)	(126,904)
Net decrease	—	—	(8,150)	(125,824)
Class C
Subscriptions	3,411	54,015	8,892	135,966
Distributions reinvested	13,047	206,533	58,125	879,696
Redemptions	(462,426)	(7,220,262)	(289,354)	(4,497,433)
Net decrease	(445,968)	(6,959,714)	(222,337)	(3,481,771)
Class I
Redemptions	—	—	(140)	(2,496)
Net decrease	—	—	(140)	(2,496)
Institutional Class
Subscriptions	5,016,894	91,660,430	6,637,598	118,044,629
Distributions reinvested	811,242	14,918,742	4,014,418	69,549,765
Redemptions	(8,300,059)	(150,042,805)	(29,009,817)	(510,530,441)
Net decrease	(2,471,923)	(43,463,633)	(18,357,801)	(322,936,047)
Institutional 2 Class
Subscriptions	629,905	11,486,613	1,234,664	22,803,797
Distributions reinvested	109,445	2,061,940	415,268	7,388,018
Redemptions	(1,197,139)	(22,029,059)	(1,440,500)	(26,313,509)
Net increase (decrease)	(457,789)	(8,480,506)	209,432	3,878,306
Institutional 3 Class
Subscriptions	4,183,910	76,997,464	18,521,036	333,113,901
Distributions reinvested	573,104	10,831,656	1,660,149	29,823,708
Redemptions	(3,147,984)	(58,751,608)	(4,263,024)	(78,295,580)
Net increase	1,609,030	29,077,512	15,918,161	284,642,029
Class R
Subscriptions	98,412	1,735,711	74,665	1,290,351
Distributions reinvested	12,261	217,997	52,987	891,818
Redemptions	(83,442)	(1,462,495)	(256,259)	(4,422,517)
Net increase (decrease)	27,231	491,213	(128,607)	(2,240,348)
Total net decrease	(1,826,833)	(30,685,741)	(3,844,816)	(62,620,415)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2018

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Columbia Small Cap Value Fund II | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$17.11	0.01	1.77	1.78	—	(0.46)	(0.46)
Year Ended 2/28/2018	$18.01	0.01	0.75	0.76	(0.01)	(1.65)	(1.66)
Year Ended 2/28/2017	$14.07	0.01	4.85	4.86	(0.03)	(0.89)	(0.92)
Year Ended 2/29/2016	$17.60	0.02	(1.65)	(1.63)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$18.61	0.02	0.71	0.73	(0.04)	(1.70)	(1.74)
Year Ended 2/28/2014	$16.07	0.03	4.59	4.62	(0.05)	(2.03)	(2.08)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$17.75	0.03	1.84	1.87	—	(0.46)	(0.46)
Year Ended 2/28/2018	$18.61	0.05	0.79	0.84	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.52	0.05	5.00	5.05	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$18.08	0.07	(1.70)	(1.63)	(0.03)	(1.90)	(1.93)
Year Ended 2/28/2015	$19.06	0.05	0.75	0.80	(0.08)	(1.70)	(1.78)
Year Ended 2/28/2014	$16.42	0.07	4.69	4.76	(0.09)	(2.03)	(2.12)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$15.06	(0.05)	1.55	1.50	—	(0.46)	(0.46)
Year Ended 2/28/2018	$16.13	(0.11)	0.68	0.57	—	(1.64)	(1.64)
Year Ended 2/28/2017	$12.75	(0.10)	4.37	4.27	(0.00) (e)	(0.89)	(0.89)
Year Ended 2/29/2016	$16.25	(0.09)	(1.51)	(1.60)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$17.40	(0.11)	0.66	0.55	—	(1.70)	(1.70)
Year Ended 2/28/2014	$15.20	(0.10)	4.33	4.23	—	(2.03)	(2.03)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$17.37	0.03	1.80	1.83	—	(0.46)	(0.46)
Year Ended 2/28/2018	$18.25	0.05	0.77	0.82	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.25	0.05	4.91	4.96	(0.07)	(0.89)	(0.96)
Year Ended 2/29/2016	$17.78	0.07	(1.67)	(1.60)	(0.03)	(1.90)	(1.93)
Year Ended 2/28/2015	$18.77	0.06	0.72	0.78	(0.07)	(1.70)	(1.77)
Year Ended 2/28/2014	$16.19	0.07	4.64	4.71	(0.10)	(2.03)	(2.13)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$17.78	0.05	1.83	1.88	—	(0.46)	(0.46)
Year Ended 2/28/2018	$18.63	0.08	0.79	0.87	(0.07)	(1.65)	(1.72)
Year Ended 2/28/2017	$14.53	0.07	5.01	5.08	(0.09)	(0.89)	(0.98)
Year Ended 2/29/2016	$18.09	0.10	(1.71)	(1.61)	(0.05)	(1.90)	(1.95)
Year Ended 2/28/2015	$19.07	0.09	0.73	0.82	(0.10)	(1.70)	(1.80)
Year Ended 2/28/2014	$16.42	0.09	4.71	4.80	(0.12)	(2.03)	(2.15)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$18.43	10.48%	1.34% (c)	1.27% (c),(d)	0.11% (c)	24%	$174,302
Year Ended 2/28/2018	$17.11	4.45%	1.33%	1.29% (d)	0.04%	45%	$165,419
Year Ended 2/28/2017	$18.01	34.98%	1.30%	1.30% (d)	0.06%	58%	$201,649
Year Ended 2/29/2016	$14.07	(10.48%)	1.30%	1.30% (d)	0.15%	57%	$197,263
Year Ended 2/28/2015	$17.60	4.10%	1.30%	1.30% (d)	0.11%	38%	$263,946
Year Ended 2/28/2014	$18.61	29.93%	1.29%	1.29% (d)	0.17%	36%	$299,725
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$19.16	10.61%	1.09% (c)	1.02% (c),(d)	0.36% (c)	24%	$79,382
Year Ended 2/28/2018	$17.75	4.73%	1.08%	1.04% (d)	0.30%	45%	$71,415
Year Ended 2/28/2017	$18.61	35.21%	1.05%	1.05% (d)	0.28%	58%	$69,709
Year Ended 2/29/2016	$14.52	(10.22%)	1.05%	1.05% (d)	0.41%	57%	$26,487
Year Ended 2/28/2015	$18.08	4.39%	1.05%	1.05% (d)	0.28%	38%	$30,000
Year Ended 2/28/2014	$19.06	30.18%	1.05%	1.05% (d)	0.38%	36%	$14,479
Class C
Six Months Ended 8/31/2018 (Unaudited)	$16.10	10.04%	2.08% (c)	2.02% (c),(d)	(0.62%) (c)	24%	$1,143
Year Ended 2/28/2018	$15.06	3.72%	2.07%	2.04% (d)	(0.72%)	45%	$7,785
Year Ended 2/28/2017	$16.13	33.93%	2.04%	2.04% (d)	(0.70%)	58%	$11,926
Year Ended 2/29/2016	$12.75	(11.18%)	2.05%	2.05% (d)	(0.60%)	57%	$11,325
Year Ended 2/28/2015	$16.25	3.34%	2.05%	2.05% (d)	(0.64%)	38%	$14,949
Year Ended 2/28/2014	$17.40	29.02%	2.04%	2.04% (d)	(0.58%)	36%	$17,203
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$18.74	10.61%	1.09% (c)	1.02% (c),(d)	0.37% (c)	24%	$738,314
Year Ended 2/28/2018	$17.37	4.71%	1.07%	1.04% (d)	0.28%	45%	$727,418
Year Ended 2/28/2017	$18.25	35.26%	1.05%	1.05% (d)	0.31%	58%	$1,098,979
Year Ended 2/29/2016	$14.25	(10.22%)	1.05%	1.05% (d)	0.40%	57%	$1,007,843
Year Ended 2/28/2015	$17.78	4.39%	1.05%	1.05% (d)	0.36%	38%	$1,273,117
Year Ended 2/28/2014	$18.77	30.26%	1.04%	1.04% (d)	0.42%	36%	$1,438,322
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$19.20	10.65%	0.90% (c)	0.88% (c)	0.50% (c)	24%	$75,968
Year Ended 2/28/2018	$17.78	4.90%	0.90%	0.89%	0.44%	45%	$78,479
Year Ended 2/28/2017	$18.63	35.42%	0.90%	0.90%	0.39%	58%	$78,330
Year Ended 2/29/2016	$14.53	(10.10%)	0.89%	0.89%	0.59%	57%	$19,298
Year Ended 2/28/2015	$18.09	4.51%	0.89%	0.89%	0.49%	38%	$14,349
Year Ended 2/28/2014	$19.07	30.43%	0.89%	0.89%	0.51%	36%	$15,640
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$17.84	0.05	1.84	1.89	—	(0.46)	(0.46)
Year Ended 2/28/2018	$18.68	0.09	0.80	0.89	(0.08)	(1.65)	(1.73)
Year Ended 2/28/2017	$14.56	0.08	5.03	5.11	(0.10)	(0.89)	(0.99)
Year Ended 2/29/2016	$18.12	0.11	(1.71)	(1.60)	(0.06)	(1.90)	(1.96)
Year Ended 2/28/2015	$19.10	0.10	0.72	0.82	(0.10)	(1.70)	(1.80)
Year Ended 2/28/2014	$16.44	0.10	4.72	4.82	(0.13)	(2.03)	(2.16)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$16.84	(0.01)	1.73	1.72	—	(0.46)	(0.46)
Year Ended 2/28/2018	$17.77	(0.04)	0.75	0.71	—	(1.64)	(1.64)
Year Ended 2/28/2017	$13.91	(0.03)	4.79	4.76	(0.01)	(0.89)	(0.90)
Year Ended 2/29/2016	$17.47	(0.02)	(1.64)	(1.66)	—	(1.90)	(1.90)
Year Ended 2/28/2015	$18.49	(0.02)	0.70	0.68	—	(1.70)	(1.70)
Year Ended 2/28/2014	$15.98	(0.01)	4.56	4.55	(0.01)	(2.03)	(2.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$19.27	10.67%	0.85% (c)	0.83% (c)	0.54% (c)	24%	$548,083
Year Ended 2/28/2018	$17.84	4.98%	0.86%	0.84%	0.52%	45%	$478,580
Year Ended 2/28/2017	$18.68	35.55%	0.84%	0.84%	0.50%	58%	$203,778
Year Ended 2/29/2016	$14.56	(10.05%)	0.84%	0.84%	0.62%	57%	$133,139
Year Ended 2/28/2015	$18.12	4.53%	0.85%	0.85%	0.56%	38%	$112,949
Year Ended 2/28/2014	$19.10	30.52%	0.84%	0.84%	0.53%	36%	$27,955
Class R
Six Months Ended 8/31/2018 (Unaudited)	$18.10	10.29%	1.59% (c)	1.52% (c),(d)	(0.14%) (c)	24%	$9,418
Year Ended 2/28/2018	$16.84	4.19%	1.58%	1.54% (d)	(0.21%)	45%	$8,302
Year Ended 2/28/2017	$17.77	34.67%	1.55%	1.55% (d)	(0.19%)	58%	$11,042
Year Ended 2/29/2016	$13.91	(10.73%)	1.55%	1.55% (d)	(0.10%)	57%	$10,109
Year Ended 2/28/2015	$17.47	3.86%	1.55%	1.55% (d)	(0.14%)	38%	$14,594
Year Ended 2/28/2014	$18.49	29.61%	1.54%	1.54% (d)	(0.08%)	36%	$17,582
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2018	19

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
The Fund is closed to new investors and new accounts, subject to certain limited exceptions.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Small Cap Value Fund II | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Small Cap Value Fund II | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
22	Columbia Small Cap Value Fund II | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value Fund II | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.25
Advisor Class	0.25
Class C	0.25
Institutional Class	0.25
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.25
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	2,802
24	Columbia Small Cap Value Fund II | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	1.27%	1.27%
Advisor Class	1.02	1.02
Class C	2.02	2.02
Institutional Class	1.02	1.02
Institutional 2 Class	0.88	0.905
Institutional 3 Class	0.83	0.855
Class R	1.52	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,144,475,000	495,577,000	(10,408,000)	485,169,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $361,124,907 and $452,872,028, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Small Cap Value Fund II | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	900,000	2.59	3
Interest income earned by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime
26	Columbia Small Cap Value Fund II | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At August 31, 2018, three unaffiliated shareholders of record owned 51.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Value Fund II | Semiannual Report 2018	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
28	Columbia Small Cap Value Fund II | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Small Cap Value Fund II | Semiannual Report 2018	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Small Cap Value Fund II | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund II | Semiannual Report 2018	31

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Value Fund II
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR230_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Overseas Value Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Overseas Value Fund   |  Semiannual Report 2018

Columbia Overseas Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Overseas Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	02/28/13	-5.50	2.15	6.92	3.65
	Including sales charges		-10.91	-3.69	5.67	3.03
Advisor Class*		07/01/15	-5.37	2.50	7.20	4.05
Class C*	Excluding sales charges	02/28/13	-5.85	1.42	6.12	2.87
	Including sales charges		-6.78	0.45	6.12	2.87
Institutional Class		03/31/08	-5.36	2.39	7.17	4.04
Institutional 2 Class*		07/01/15	-5.27	2.53	7.28	4.09
Institutional 3 Class*		07/01/15	-5.34	2.58	7.34	4.12
Class R*		03/01/16	-5.67	1.84	6.66	3.55
Class T*	Excluding sales charges	03/31/11	-5.41	2.24	6.93	3.84
	Including sales charges		-7.82	-0.28	6.39	3.57
MSCI EAFE Value Index (Net)			-5.81	0.63	4.28	2.73
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to- price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Overseas Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.1
British American Tobacco PLC (United Kingdom)	3.0
Sanofi (France)	2.1
ING Groep NV (Netherlands)	2.1
AXA SA (France)	2.0
ITOCHU Corp. (Japan)	2.0
ASR Nederland NV (Netherlands)	1.8
Endesa SA (Spain)	1.8
Sony Corp. (Japan)	1.7
Shire PLC (United Kingdom)	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	12.6
Consumer Staples	8.6
Energy	9.4
Financials	24.1
Health Care	13.6
Industrials	11.3
Information Technology	8.1
Materials	5.0
Real Estate	1.8
Telecommunication Services	3.6
Utilities	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2018)
Argentina	0.2
Australia	0.9
Brazil	1.2
Canada	3.4
China	1.3
Denmark	1.0
Finland	1.4
France	9.4
Germany	4.6
Greece	0.2
Hong Kong	1.3
Ireland	0.1
Israel	2.4
Italy	1.7
Japan	22.1
Netherlands	7.5
Norway	0.9
Portugal	0.0 (a)
Russian Federation	0.5
Singapore	1.1
South Korea	1.3
Spain	4.4
Sweden	1.8
Switzerland	1.8
United Kingdom	23.6
United States(b)	5.9
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Overseas Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.00	1,018.85	6.18	6.41	1.26
Advisor Class	1,000.00	1,000.00	946.30	1,020.11	4.95	5.14	1.01
Class C	1,000.00	1,000.00	941.50	1,015.07	9.84	10.21	2.01
Institutional Class	1,000.00	1,000.00	946.40	1,020.11	4.96	5.14	1.01
Institutional 2 Class	1,000.00	1,000.00	947.30	1,020.57	4.52	4.69	0.92
Institutional 3 Class	1,000.00	1,000.00	946.60	1,020.82	4.27	4.43	0.87
Class R	1,000.00	1,000.00	943.30	1,017.59	7.40	7.68	1.51
Class T	1,000.00	1,000.00	945.90	1,018.85	6.18	6.41	1.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Overseas Value Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Argentina 0.2%
Banco Macro SA, ADR	61,622	2,689,184
Australia 0.9%
Fortescue Metals Group Ltd.	1,593,405	4,390,663
National Australia Bank Ltd.	342,103	6,995,952
Total		11,386,615
Brazil 1.2%
Pagseguro Digital Ltd., Class A(a)	533,968	15,426,335
Canada 3.4%
Cott Corp.	1,212,908	18,921,365
Stars Group, Inc. (The)(a)	612,001	17,379,891
Yamana Gold, Inc.	2,841,221	7,898,594
Total		44,199,850
China 1.2%
Alibaba Group Holding Ltd., ADR(a)	35,233	6,166,128
BeiGene Ltd., ADR(a)	14,398	2,556,077
Tencent Holdings Ltd.	181,300	7,793,574
Total		16,515,779
Denmark 1.0%
Novo Nordisk A/S, Class B	180,095	8,826,399
Pandora A/S	73,468	4,389,411
Total		13,215,810
Finland 1.4%
UPM-Kymmene OYJ	463,833	17,874,685
France 9.4%
Aperam SA	140,624	6,320,238
AXA SA	1,052,845	26,574,342
BNP Paribas SA	230,226	13,516,737
Capgemini SE	131,760	16,938,151
Casino Guichard Perrachon SA	90,536	2,869,999
DBV Technologies SA, ADR(a)	74,975	1,667,444
Sanofi	322,183	27,558,136
Total SA	281,816	17,621,842
VINCI SA	98,863	9,474,191
Total		122,541,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 4.6%
Allianz SE, Registered Shares	87,340	18,617,405
Bayer AG, Registered Shares	176,890	16,504,028
Covestro AG	159,286	13,567,317
Duerr AG	245,518	11,313,905
Total		60,002,655
Greece 0.1%
Piraeus Bank SA(a)	724,590	2,018,563
Hong Kong 1.3%
WH Group Ltd.	22,063,000	16,662,635
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	436,990	1,380,888
Israel 2.4%
Bank Hapoalim BM	2,689,329	20,149,450
Bezeq Israeli Telecommunication Corp., Ltd. (The)	9,774,047	11,680,276
Total		31,829,726
Italy 1.7%
Esprinet SpA	1,183,079	4,978,063
Recordati SpA	502,668	17,603,346
Total		22,581,409
Japan 22.0%
Amano Corp.	344,800	7,209,159
BayCurrent Consulting, Inc.	323,100	8,818,740
CYBERDYNE, Inc.(a)	92,200	725,177
Dai-ichi Life Holdings, Inc.	492,700	9,387,314
Digital Arts, Inc.	348,000	15,854,341
Hitachi Capital Corp.	411,500	11,448,261
Hoya Corp.	168,500	9,845,452
Invincible Investment Corp.	15,277	6,617,457
ITOCHU Corp.	1,471,800	25,718,016
Katitas Co., Ltd.	121,500	3,890,233
Koito Manufacturing Co., Ltd.	122,700	7,584,669
Matsumotokiyoshi Holdings Co., Ltd.	374,100	14,134,867
Mitsubishi UFJ Financial Group, Inc.	3,083,300	18,637,577
Mitsui Chemicals, Inc.	169,500	4,380,756
Nihon M&A Center, Inc.	803,700	21,009,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Telegraph & Telephone Corp.	377,300	16,786,452
ORIX Corp.	791,500	12,728,679
Round One Corp.	173,100	2,275,804
Shionogi & Co., Ltd.	293,700	17,069,223
Sony Corp.	397,600	22,608,587
Starts Corp., Inc.	349,700	7,944,591
Sumitomo Mitsui Financial Group, Inc.	156,100	6,136,831
Suzuki Motor Corp.	103,900	6,754,600
Takeda Pharmaceutical Co., Ltd.	151,100	6,295,008
Takuma Co., Ltd.	904,745	11,146,318
Toyota Motor Corp.	209,700	13,054,383
Total		288,061,558
Netherlands 7.5%
ABN AMRO Group NV	242,548	6,568,272
ASR Nederland NV	500,756	23,889,478
ING Groep NV	1,984,828	26,932,462
Koninklijke Ahold Delhaize NV	787,227	19,152,696
Signify NV	767,889	21,605,769
Total		98,148,677
Norway 0.9%
BW LPG Ltd.(a)	1,958,693	7,653,854
Kongsberg Automotive ASA(a)	3,298,963	3,839,411
Total		11,493,265
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	124,763
Russian Federation 0.5%
Sberbank of Russia PJSC, ADR	588,465	6,387,788
Singapore 1.1%
DBS Group Holdings Ltd.	783,700	14,246,915
South Korea 1.3%
GS Home Shopping, Inc.	16,364	3,048,436
Hyundai Home Shopping Network Corp.	48,256	4,919,313
Youngone Corp.	282,172	8,783,558
Total		16,751,307
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 4.4%
ACS Actividades de Construccion y Servicios SA	387,937	16,156,687
Banco Santander SA	1,375,666	6,847,096
Endesa SA	1,064,743	23,840,518
Tecnicas Reunidas SA	327,846	11,092,952
Total		57,937,253
Sweden 1.8%
Granges AB	839,746	9,834,371
Hemfosa Fastigheter AB	973,642	13,244,295
Total		23,078,666
Switzerland 1.8%
Autoneum Holding AG	23,382	5,558,125
Novartis AG, Registered Shares	219,928	18,238,651
Total		23,796,776
United Kingdom 23.4%
Barclays Bank PLC	3,906,786	8,899,123
BP PLC	1,704,210	12,092,174
British American Tobacco PLC	805,765	38,876,061
BT Group PLC	6,098,831	17,185,496
Crest Nicholson Holdings PLC	1,054,748	5,231,781
DCC PLC	217,029	19,569,095
Greene King PLC	2,211,908	13,956,748
GW Pharmaceuticals PLC, ADR(a)	11,791	1,730,683
HSBC Holdings PLC	1,483,288	12,863,007
Inchcape PLC	708,661	6,357,706
Intermediate Capital Group PLC	926,552	12,600,887
John Wood Group PLC	1,472,437	13,717,652
Just Group PLC	8,803,948	10,375,217
Legal & General Group PLC	3,836,695	12,649,096
Micro Focus International PLC	655,587	11,091,664
Nightstar Therapeutics PLC, ADR(a)	116,506	2,504,879
Royal Dutch Shell PLC, Class B	1,613,398	53,139,388
Shire PLC	385,793	22,499,761
TP ICAP PLC	4,885,481	18,051,281
WPP PLC	816,977	13,541,488
Total		306,933,187

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.3%
ACADIA Pharmaceuticals, Inc.(a)	75,142	1,068,519
Aerie Pharmaceuticals, Inc.(a)	30,743	1,886,083
Alexion Pharmaceuticals, Inc.(a)	20,883	2,552,738
BioMarin Pharmaceutical, Inc.(a)	14,636	1,463,307
Broadcom, Inc.	81,920	17,942,938
Flex Pharma, Inc.(a)	216,716	107,274
Insmed, Inc.(a)	85,343	1,700,886
Liberty Global PLC, Class C(a)	554,700	14,361,183
Puma Biotechnology, Inc.(a)	32,967	1,448,900
Quotient Ltd.(a)	602,973	4,612,743
Sage Therapeutics, Inc.(a)	12,092	1,986,232
Spark Therapeutics, Inc.(a)	14,211	875,540
Teekay Tankers Ltd., Class A	4,398,235	4,750,094
Vertex Pharmaceuticals, Inc.(a)	6,478	1,194,543
Total		55,950,980
Total Common Stocks (Cost $1,302,599,437)		1,281,236,349

Exchange-Traded Funds 1.1%
	Shares	Value ($)
United States 1.1%
iShares MSCI EAFE ETF	207,333	13,961,804
Total Exchange-Traded Funds (Cost $13,747,356)		13,961,804

Options Purchased Calls 0.0%
Value ($)
(Cost $267,835)	239,360

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(d),(e)	6,292,311	6,291,682
Total Money Market Funds (Cost $6,291,682)		6,291,682
Total Investments in Securities (Cost $1,322,906,310)		1,301,729,195
Other Assets & Liabilities, Net		7,060,879
Net Assets		$1,308,790,074

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,600,000 CAD	17,929,779 USD	Goldman Sachs	09/12/2018	—	(156,939)
16,437,000 EUR	19,170,112 USD	Goldman Sachs	09/12/2018	80,932	—
20,476,000 GBP	26,806,299 USD	Goldman Sachs	09/12/2018	252,634	—
3,042,000 GBP	3,920,621 USD	Goldman Sachs	09/12/2018	—	(24,302)
83,253,000 ILS	22,953,681 USD	Goldman Sachs	09/12/2018	—	(151,312)
417,069,000 JPY	3,778,593 USD	Goldman Sachs	09/12/2018	23,088	—
859,826,000 JPY	7,643,122 USD	Goldman Sachs	09/12/2018	—	(99,197)
12,984,640,000 KRW	11,488,798 USD	Goldman Sachs	09/12/2018	—	(171,876)
75,683,233 USD	102,249,000 AUD	Goldman Sachs	09/12/2018	—	(2,177,139)
15,301,287 USD	15,224,000 CHF	Goldman Sachs	09/12/2018	415,143	—
7,557,635 USD	10,309,000 SGD	Goldman Sachs	09/12/2018	—	(46,082)
Total				771,797	(2,826,847)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Deutsche Bank	USD	1,923,856	1,496	13.00	09/19/2018	267,835	239,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $124,763, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	24,879,162	207,753,155	(226,340,006)	6,292,311	4,971	492	145,677	6,291,682
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	2,689,184	—	—	—	2,689,184
Australia	—	11,386,615	—	—	11,386,615
Brazil	15,426,335	—	—	—	15,426,335
Canada	44,199,850	—	—	—	44,199,850
China	8,722,205	7,793,574	—	—	16,515,779
Denmark	—	13,215,810	—	—	13,215,810
Finland	—	17,874,685	—	—	17,874,685
France	1,667,444	120,873,636	—	—	122,541,080
Germany	—	60,002,655	—	—	60,002,655
Greece	—	2,018,563	—	—	2,018,563
Hong Kong	—	16,662,635	—	—	16,662,635
Ireland	1,380,888	—	—	—	1,380,888
Israel	—	31,829,726	—	—	31,829,726
Italy	—	22,581,409	—	—	22,581,409
Japan	—	288,061,558	—	—	288,061,558
Netherlands	—	98,148,677	—	—	98,148,677
Norway	—	11,493,265	—	—	11,493,265
Portugal	—	—	124,763	—	124,763
Russian Federation	—	6,387,788	—	—	6,387,788
Singapore	—	14,246,915	—	—	14,246,915
South Korea	—	16,751,307	—	—	16,751,307
Spain	—	57,937,253	—	—	57,937,253
Sweden	—	23,078,666	—	—	23,078,666
Switzerland	—	23,796,776	—	—	23,796,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	4,235,562	302,697,625	—	—	306,933,187
United States	55,950,980	—	—	—	55,950,980
Total Common Stocks	134,272,448	1,146,839,138	124,763	—	1,281,236,349
Exchange-Traded Funds	13,961,804	—	—	—	13,961,804
Options Purchased Calls	239,360	—	—	—	239,360
Money Market Funds	—	—	—	6,291,682	6,291,682
Total Investments in Securities	148,473,612	1,146,839,138	124,763	6,291,682	1,301,729,195
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	771,797	—	—	771,797
Liability
Forward Foreign Currency Exchange Contracts	—	(2,826,847)	—	—	(2,826,847)
Total	148,473,612	1,144,784,088	124,763	6,291,682	1,299,674,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,316,346,793)	$1,295,198,153
Affiliated issuers (cost $6,291,682)	6,291,682
Options purchased (cost $267,835)	239,360
Foreign currency (cost $3,079,828)	3,079,828
Unrealized appreciation on forward foreign currency exchange contracts	771,797
Receivable for:
Investments sold	3,062,612
Capital shares sold	3,815,755
Dividends	3,869,160
Foreign tax reclaims	2,191,409
Expense reimbursement due from Investment Manager	654
Prepaid expenses	6,656
Total assets	1,318,527,066
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,826,847
Payable for:
Investments purchased	4,557,565
Capital shares purchased	1,912,028
Management services fees	29,808
Distribution and/or service fees	3,945
Transfer agent fees	124,334
Compensation of board members	204,195
Compensation of chief compliance officer	123
Other expenses	78,147
Total liabilities	9,736,992
Net assets applicable to outstanding capital stock	$1,308,790,074
Represented by
Paid in capital	1,586,835,212
Undistributed net investment income	14,724,286
Accumulated net realized loss	(269,512,289)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(21,148,640)
Foreign currency translations	(24,970)
Forward foreign currency exchange contracts	(2,055,050)
Options purchased	(28,475)
Total - representing net assets applicable to outstanding capital stock	$1,308,790,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$372,950,127
Shares outstanding	38,607,945
Net asset value per share	$9.66
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.25
Advisor Class
Net assets	$138,922,340
Shares outstanding	14,400,405
Net asset value per share	$9.65
Class C
Net assets	$47,200,453
Shares outstanding	4,925,830
Net asset value per share	$9.58
Institutional Class
Net assets	$407,413,297
Shares outstanding	42,070,711
Net asset value per share	$9.68
Institutional 2 Class
Net assets	$113,239,649
Shares outstanding	11,749,770
Net asset value per share	$9.64
Institutional 3 Class
Net assets	$223,878,518
Shares outstanding	23,202,949
Net asset value per share	$9.65
Class R
Net assets	$4,360,011
Shares outstanding	462,642
Net asset value per share	$9.42
Class T
Net assets	$825,679
Shares outstanding	85,589
Net asset value per share	$9.65
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$9.90
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$30,216,666
Dividends — affiliated issuers	145,677
Foreign taxes withheld	(2,766,393)
Total income	27,595,950
Expenses:
Management services fees	5,171,433
Distribution and/or service fees
Class A	476,695
Class C	250,644
Class R	9,205
Class T	1,156
Transfer agent fees
Class A	285,885
Advisor Class	84,778
Class C	37,549
Institutional Class	279,926
Institutional 2 Class	27,352
Institutional 3 Class	8,627
Class K	2
Class R	2,762
Class T	694
Plan administration fees
Class K	9
Compensation of board members	15,434
Custodian fees	101,501
Printing and postage fees	69,373
Registration fees	115,409
Audit fees	29,759
Legal fees	9,657
Interest on collateral	1,744
Compensation of chief compliance officer	115
Other	27,567
Total expenses	7,007,276
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(186,645)
Expense reduction	(433)
Total net expenses	6,820,198
Net investment income	20,775,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	16,464,620
Investments — affiliated issuers	4,971
Foreign currency translations	(322,119)
Forward foreign currency exchange contracts	471,116
Options purchased	(1,070,557)
Net realized gain	15,548,031
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(104,569,622)
Investments — affiliated issuers	492
Foreign currency translations	(53,108)
Forward foreign currency exchange contracts	(3,522,916)
Options purchased	(28,475)
Net change in unrealized appreciation (depreciation)	(108,173,629)
Net realized and unrealized loss	(92,625,598)
Net decrease in net assets resulting from operations	$(71,849,846)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$20,775,752	$13,801,567
Net realized gain	15,548,031	37,548,733
Net change in unrealized appreciation (depreciation)	(108,173,629)	126,751,363
Net increase (decrease) in net assets resulting from operations	(71,849,846)	178,101,663
Distributions to shareholders
Net investment income
Class A	(737,539)	(4,949,741)
Advisor Class	(285,557)	(758,760)
Class C	(35,967)	(297,974)
Institutional Class	(911,754)	(3,378,171)
Institutional 2 Class	(260,524)	(536,614)
Institutional 3 Class	(579,894)	(6,015,196)
Class K	—	(2,287)
Class R	(6,046)	(34,668)
Class T	(1,718)	(16,528)
Net realized gains
Class A	(4,673,323)	(5,591,761)
Advisor Class	(1,475,517)	(759,190)
Class C	(641,704)	(549,438)
Institutional Class	(4,711,170)	(3,380,087)
Institutional 2 Class	(1,240,442)	(504,599)
Institutional 3 Class	(2,673,422)	(5,537,346)
Class K	—	(2,410)
Class R	(47,910)	(44,972)
Class T	(10,889)	(18,867)
Total distributions to shareholders	(18,293,376)	(32,378,609)
Increase in net assets from capital stock activity	188,305,697	374,877,174
Total increase in net assets	98,162,475	520,600,228
Net assets at beginning of period	1,210,627,599	690,027,371
Net assets at end of period	$1,308,790,074	$1,210,627,599
Undistributed (excess of distributions over) net investment income	$14,724,286	$(3,232,467)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	6,769,847	68,891,488	12,543,287	127,173,811
Distributions reinvested	514,866	5,148,664	977,450	9,862,470
Redemptions	(3,767,235)	(37,879,859)	(7,065,293)	(67,527,392)
Net increase	3,517,478	36,160,293	6,455,444	69,508,889
Advisor Class
Subscriptions	7,880,724	79,943,205	5,323,467	55,021,216
Distributions reinvested	176,398	1,760,453	150,875	1,517,803
Redemptions	(1,257,390)	(12,496,806)	(660,408)	(6,512,973)
Net increase	6,799,732	69,206,852	4,813,934	50,026,046
Class B
Redemptions	—	—	(126,009)	(1,181,042)
Net decrease	—	—	(126,009)	(1,181,042)
Class C
Subscriptions	1,691,265	17,193,829	2,833,580	29,088,297
Distributions reinvested	66,924	664,559	81,799	822,081
Redemptions	(1,157,114)	(11,509,010)	(1,045,493)	(10,029,789)
Net increase	601,075	6,349,378	1,869,886	19,880,589
Class I
Subscriptions	—	—	130,010	1,122,106
Redemptions	—	—	(32,248,837)	(283,052,237)
Net decrease	—	—	(32,118,827)	(281,930,131)
Institutional Class
Subscriptions	17,597,309	179,309,766	28,471,007	284,635,649
Distributions reinvested	535,608	5,366,788	612,275	6,183,975
Redemptions	(5,899,019)	(59,536,806)	(6,045,520)	(59,899,825)
Net increase	12,233,898	125,139,748	23,037,762	230,919,799
Institutional 2 Class
Subscriptions	6,367,880	64,620,314	5,005,130	52,263,079
Distributions reinvested	150,538	1,500,863	103,588	1,041,062
Redemptions	(1,428,541)	(14,363,460)	(1,977,083)	(19,906,842)
Net increase	5,089,877	51,757,717	3,131,635	33,397,299
Institutional 3 Class
Subscriptions	6,001,509	61,055,586	35,689,701	318,614,140
Distributions reinvested	325,979	3,253,273	1,148,354	11,552,438
Redemptions	(16,048,939)	(165,889,517)	(5,552,234)	(54,174,936)
Net increase (decrease)	(9,721,451)	(101,580,658)	31,285,821	275,991,642
Class K
Distributions reinvested	—	—	455	4,598
Redemptions	(14,117)	(147,944)	(2,685)	(23,369)
Net decrease	(14,117)	(147,944)	(2,230)	(18,771)
Class R
Subscriptions	184,007	1,824,904	296,916	2,953,920
Distributions reinvested	4,507	43,983	6,260	61,720
Redemptions	(31,892)	(316,162)	(113,897)	(1,089,331)
Net increase	156,622	1,552,725	189,279	1,926,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	—	—	12,187	105,694
Distributions reinvested	1,260	12,568	3,506	35,304
Redemptions	(14,156)	(144,982)	(2,697,739)	(23,784,453)
Net decrease	(12,896)	(132,414)	(2,682,046)	(23,643,455)
Total net increase	18,650,218	188,305,697	35,854,649	374,877,174
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2018

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Columbia Overseas Value Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$10.37	0.17	(0.74)	(0.57)	(0.02)	(0.12)	—	(0.14)
Year Ended 2/28/2018	$8.52	0.14	2.04	2.18	(0.15)	(0.18)	—	(0.33)
Year Ended 2/28/2017	$7.46	0.17	1.04	1.21	(0.15)	—	—	(0.15)
Year Ended 2/29/2016	$8.65	0.16	(1.18)	(1.02)	(0.17)	—	—	(0.17)
Year Ended 2/28/2015	$9.20	0.20	(0.49)	(0.29)	(0.26)	—	(0.00) (h)	(0.26)
Year Ended 2/28/2014	$7.65	0.19	1.49	1.68	(0.13)	—	—	(0.13)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$10.35	0.17	(0.72)	(0.55)	(0.03)	(0.12)	—	(0.15)
Year Ended 2/28/2018	$8.49	0.15	2.06	2.21	(0.17)	(0.18)	—	(0.35)
Year Ended 2/28/2017	$7.43	0.12	1.10	1.22	(0.16)	—	—	(0.16)
Year Ended 2/29/2016(i)	$8.78	0.01	(1.17)	(1.16)	(0.19)	—	—	(0.19)
Class C
Six Months Ended 8/31/2018 (Unaudited)	$10.31	0.13	(0.73)	(0.60)	(0.01)	(0.12)	—	(0.13)
Year Ended 2/28/2018	$8.48	0.06	2.04	2.10	(0.09)	(0.18)	—	(0.27)
Year Ended 2/28/2017	$7.44	0.06	1.08	1.14	(0.10)	—	—	(0.10)
Year Ended 2/29/2016	$8.64	0.09	(1.17)	(1.08)	(0.12)	—	—	(0.12)
Year Ended 2/28/2015	$9.18	0.13	(0.47)	(0.34)	(0.20)	—	(0.00) (h)	(0.20)
Year Ended 2/28/2014	$7.65	0.12	1.49	1.61	(0.08)	—	—	(0.08)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$10.38	0.18	(0.73)	(0.55)	(0.03)	(0.12)	—	(0.15)
Year Ended 2/28/2018	$8.53	0.15	2.05	2.20	(0.17)	(0.18)	—	(0.35)
Year Ended 2/28/2017	$7.46	0.12	1.11	1.23	(0.16)	—	—	(0.16)
Year Ended 2/29/2016	$8.66	0.10	(1.11)	(1.01)	(0.19)	—	—	(0.19)
Year Ended 2/28/2015	$9.20	0.23	(0.48)	(0.25)	(0.29)	—	(0.00) (h)	(0.29)
Year Ended 2/28/2014	$7.66	0.40	1.29	1.69	(0.15)	—	—	(0.15)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$10.33	0.18	(0.72)	(0.54)	(0.03)	(0.12)	—	(0.15)
Year Ended 2/28/2018	$8.48	0.18	2.03	2.21	(0.18)	(0.18)	—	(0.36)
Year Ended 2/28/2017	$7.42	0.15	1.09	1.24	(0.18)	—	—	(0.18)
Year Ended 2/29/2016(j)	$8.78	0.02	(1.18)	(1.16)	(0.20)	—	—	(0.20)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$10.35	0.18	(0.73)	(0.55)	(0.03)	(0.12)	—	(0.15)
Year Ended 2/28/2018	$8.49	0.21	2.02	2.23	(0.19)	(0.18)	—	(0.37)
Year Ended 2/28/2017	$7.42	0.07	1.18	1.25	(0.18)	—	—	(0.18)
Year Ended 2/29/2016(k)	$8.78	0.07	(1.22)	(1.15)	(0.21)	—	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$9.66	(5.50%)	1.29% (c),(d)	1.26% (c),(d),(e)	3.22% (c)	38%	$372,950
Year Ended 2/28/2018	$10.37	25.72%	1.36% (f)	1.36% (e),(f)	1.41%	47%	$363,817
Year Ended 2/28/2017	$8.52	16.25%	1.45% (g)	1.45% (g)	2.13%	89%	$243,879
Year Ended 2/29/2016	$7.46	(11.95%)	1.44%	1.44% (e)	1.93%	68%	$171,630
Year Ended 2/28/2015	$8.65	(2.92%)	1.40%	1.40% (e)	2.32%	74%	$188,171
Year Ended 2/28/2014	$9.20	22.10%	1.71%	1.41% (e)	2.22%	63%	$219,133
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$9.65	(5.37%)	1.05% (c),(d)	1.01% (c),(d),(e)	3.39% (c)	38%	$138,922
Year Ended 2/28/2018	$10.35	26.18%	1.11% (f)	1.10% (e),(f)	1.47%	47%	$78,634
Year Ended 2/28/2017	$8.49	16.55%	1.20% (g)	1.20% (g)	1.48%	89%	$23,666
Year Ended 2/29/2016(i)	$7.43	(13.43%)	1.23% (c)	1.21% (c),(e)	0.22% (c)	68%	$1,425
Class C
Six Months Ended 8/31/2018 (Unaudited)	$9.58	(5.85%)	2.04% (c),(d)	2.01% (c),(d),(e)	2.52% (c)	38%	$47,200
Year Ended 2/28/2018	$10.31	24.87%	2.11% (f)	2.10% (e),(f)	0.61%	47%	$44,594
Year Ended 2/28/2017	$8.48	15.32%	2.20% (g)	2.20% (g)	0.80%	89%	$20,829
Year Ended 2/29/2016	$7.44	(12.66%)	2.19%	2.19% (e)	1.08%	68%	$5,345
Year Ended 2/28/2015	$8.64	(3.60%)	2.16%	2.16% (e)	1.54%	74%	$4,597
Year Ended 2/28/2014	$9.18	21.13%	2.46%	2.16% (e)	1.46%	63%	$4,843
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$9.68	(5.36%)	1.04% (c),(d)	1.01% (c),(d),(e)	3.44% (c)	38%	$407,413
Year Ended 2/28/2018	$10.38	25.94%	1.11% (f)	1.10% (e),(f)	1.46%	47%	$309,845
Year Ended 2/28/2017	$8.53	16.63%	1.20% (g)	1.20% (g)	1.52%	89%	$57,964
Year Ended 2/29/2016	$7.46	(11.87%)	1.22%	1.20% (e)	1.25%	68%	$3,660
Year Ended 2/28/2015	$8.66	(2.56%)	1.16%	1.16% (e)	2.64%	74%	$340
Year Ended 2/28/2014	$9.20	22.19%	1.52%	1.21% (e)	4.97%	63%	$88
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$9.64	(5.27%)	0.95% (c),(d)	0.92% (c),(d)	3.49% (c)	38%	$113,240
Year Ended 2/28/2018	$10.33	26.23%	0.99% (f)	0.98% (f)	1.82%	47%	$68,822
Year Ended 2/28/2017	$8.48	16.79%	0.98% (g)	0.98% (g)	1.82%	89%	$29,936
Year Ended 2/29/2016(j)	$7.42	(13.41%)	1.04% (c)	1.04% (c)	0.45% (c)	68%	$768
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$9.65	(5.34%)	0.89% (c),(d)	0.87% (c),(d)	3.46% (c)	38%	$223,879
Year Ended 2/28/2018	$10.35	26.37%	0.94% (f)	0.93% (f)	2.08%	47%	$340,651
Year Ended 2/28/2017	$8.49	16.95%	0.95% (g)	0.95% (g)	0.85%	89%	$13,916
Year Ended 2/29/2016(k)	$7.42	(13.34%)	0.92% (c)	0.92% (c)	1.26% (c)	68%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class R
Six Months Ended 8/31/2018 (Unaudited)	$10.13	0.14	(0.71)	(0.57)	(0.02)	(0.12)	—	(0.14)
Year Ended 2/28/2018	$8.33	0.08	2.03	2.11	(0.13)	(0.18)	—	(0.31)
Year Ended 2/28/2017(l)	$7.46	0.06	0.94	1.00	(0.13)	—	—	(0.13)
Class T
Six Months Ended 8/31/2018 (Unaudited)	$10.35	0.17	(0.73)	(0.56)	(0.02)	(0.12)	—	(0.14)
Year Ended 2/28/2018	$8.51	0.09	2.08	2.17	(0.15)	(0.18)	—	(0.33)
Year Ended 2/28/2017	$7.45	0.23	0.98	1.21	(0.15)	—	—	(0.15)
Year Ended 2/29/2016	$8.64	0.19	(1.21)	(1.02)	(0.17)	—	—	(0.17)
Year Ended 2/28/2015	$9.19	0.21	(0.50)	(0.29)	(0.26)	—	(0.00) (h)	(0.26)
Year Ended 2/28/2014	$7.65	0.19	1.48	1.67	(0.13)	—	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class T
02/28/2017	0.01%	0.02%	0.02%	0.02%	0.02%	0.03%	0.02%	0.01%

(h)	Rounds to zero.
(i)	Advisor Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(j)	Institutional 2 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(k)	Institutional 3 Class shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(l)	Class R shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2018 (Unaudited)	$9.42	(5.67%)	1.54% (c),(d)	1.51% (c),(d),(e)	2.85% (c)	38%	$4,360
Year Ended 2/28/2018	$10.13	25.46%	1.61% (f)	1.59% (e),(f)	0.80%	47%	$3,099
Year Ended 2/28/2017(l)	$8.33	13.47%	1.70% (c),(g)	1.70% (c),(g)	0.72% (c)	89%	$972
Class T
Six Months Ended 8/31/2018 (Unaudited)	$9.65	(5.41%)	1.29% (c),(d)	1.26% (c),(d),(e)	3.26% (c)	38%	$826
Year Ended 2/28/2018	$10.35	25.62%	1.36% (f)	1.36% (e),(f)	0.96%	47%	$1,020
Year Ended 2/28/2017	$8.51	16.27%	1.45% (g)	1.45% (g)	2.82%	89%	$23,650
Year Ended 2/29/2016	$7.45	(11.97%)	1.44%	1.44% (e)	2.17%	68%	$130,496
Year Ended 2/28/2015	$8.64	(2.93%)	1.40%	1.40% (e)	2.41%	74%	$208,707
Year Ended 2/28/2014	$9.19	21.97%	1.63%	1.41% (e)	2.21%	63%	$303,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2018	21

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
22	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Overseas Value Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty
24	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
Columbia Overseas Value Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	239,360
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	771,797
Total		1,011,157

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,826,847
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(1,070,557)	(1,070,557)
Foreign exchange risk	471,116	—	471,116
Total	471,116	(1,070,557)	(599,441)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(28,475)	(28,475)
Foreign exchange risk	(3,522,916)	—	(3,522,916)
Total	(3,522,916)	(28,475)	(3,551,391)
26	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average value ($)*
Options contracts — purchased	119,680

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	576,745	(1,574,534)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2018:
	Deutsche Bank ($)	Goldman Sachs ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	771,797	771,797
Options purchased calls	239,360	-	239,360
Total assets	239,360	771,797	1,011,157
Liabilities
Forward foreign currency exchange contracts	-	2,826,847	2,826,847
Total liabilities	-	2,826,847	2,826,847
Total financial and derivative net assets	239,360	(2,055,050)	(1,815,690)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	239,360	(2,055,050)	(1,815,690)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Overseas Value Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
28	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.83% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended August 31, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $14,086,111 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Overseas Value Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.00 (a)
Class R	0.15
Class T	0.15

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $433.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	405,089
Class C	6,189
30	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2019
Class A	1.28%
Advisor Class	1.03
Class C	2.03
Institutional Class	1.03
Institutional 2 Class	0.92
Institutional 3 Class	0.87
Class R	1.53
Class T	1.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,322,906,000	87,214,000	(110,446,000)	(23,232,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Overseas Value Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	167,478	282,282,727	282,450,205
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $662,970,025 and $462,270,561, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Redemption-in-kind
Proceeds from the sales of securities for Columbia Overseas Value Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2018, securities and other assets with a value of $140,000,000 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $8,997,801, which is not taxable to remaining shareholders in the Fund.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than
32	Columbia Overseas Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 10. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At August 31, 2018, one unaffiliated shareholder of record owned 11.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Overseas Value Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Overseas Value Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Overseas Value Fund | Semiannual Report 2018	35

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
36	Columbia Overseas Value Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Overseas Value Fund | Semiannual Report 2018	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
38	Columbia Overseas Value Fund | Semiannual Report 2018

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Columbia Overseas Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR208_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Select International Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select International Equity Fund   |  Semiannual Report 2018

Columbia Select International Equity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select International Equity Fund (the Fund) seeks long-term capital growth.
Portfolio management
Threadneedle International Limited
Simon Haines, CFA
William Davies
David Dudding, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/03/92	-1.17	5.91	4.62	1.88
	Including sales charges		-6.83	-0.15	3.39	1.28
Advisor Class*		11/08/12	-1.10	6.14	4.87	2.13
Class C	Excluding sales charges	06/17/92	-1.53	5.05	3.83	1.12
	Including sales charges		-2.50	4.05	3.83	1.12
Institutional Class		12/02/91	-1.04	6.11	4.87	2.14
Institutional 2 Class*		11/08/12	-0.97	6.32	5.04	2.23
Institutional 3 Class*		03/07/11	-0.91	6.40	5.10	2.30
Class R		01/23/06	-1.28	5.62	4.36	1.64
Class T*	Excluding sales charges	09/27/10	-1.17	5.91	4.62	1.89
	Including sales charges		-3.64	3.30	4.09	1.63
MSCI EAFE Index (Net)			-2.55	4.39	5.73	3.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to May 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select International Equity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
AIA Group Ltd. (Hong Kong)	3.8
Ferguson PLC (Jersey)	3.6
CRH PLC (Ireland)	3.6
RELX NV (Netherlands)	3.5
Royal Dutch Shell PLC, Class A (United Kingdom)	2.9
Unilever PLC (United Kingdom)	2.8
TechnipFMC PLC (United Kingdom)	2.8
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.7
Roche Holding AG, Genusschein Shares (Switzerland)	2.7
Suncor Energy, Inc. (Canada)	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	9.7
Consumer Staples	7.5
Energy	8.4
Financials	19.1
Health Care	7.5
Industrials	22.4
Information Technology	13.7
Materials	8.2
Telecommunication Services	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2018)
Australia	2.6
Belgium	2.6
Canada	2.7
China	1.4
France	6.8
Germany	2.4
Hong Kong	3.8
India	0.8
Indonesia	1.0
Ireland	5.7
Japan	28.3
Jersey	3.6
Malta	0.0 (a)
Netherlands	6.6
Singapore	0.7
Spain	1.9
Sweden	4.4
Switzerland	5.8
United Kingdom	18.4
United States(b)	0.5
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Select International Equity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.30	1,018.25	6.92	7.02	1.38
Advisor Class	1,000.00	1,000.00	989.00	1,019.51	5.67	5.75	1.13
Class C	1,000.00	1,000.00	984.70	1,014.47	10.66	10.82	2.13
Institutional Class	1,000.00	1,000.00	989.60	1,019.51	5.67	5.75	1.13
Institutional 2 Class	1,000.00	1,000.00	990.30	1,020.16	5.02	5.09	1.00
Institutional 3 Class	1,000.00	1,000.00	990.90	1,020.47	4.72	4.79	0.94
Class R	1,000.00	1,000.00	987.20	1,016.99	8.16	8.29	1.63
Class T	1,000.00	1,000.00	988.30	1,018.25	6.92	7.02	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select International Equity Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Australia 2.6%
CSL Ltd.	46,091	7,555,999
Belgium 2.6%
Anheuser-Busch InBev SA/NV	81,006	7,583,335
Canada 2.6%
Suncor Energy, Inc.	189,117	7,784,954
China 1.4%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	6
Tencent Holdings Ltd.	97,900	4,208,444
Total		4,208,450
France 6.8%
Airbus Group SE	53,327	6,577,421
Dassault Systemes	25,427	4,120,209
L’Oreal SA	25,766	6,181,959
Schneider Electric SE	37,104	3,025,129
Total		19,904,718
Germany 2.4%
Adidas AG	10,302	2,569,784
Deutsche Telekom AG, Registered Shares	278,792	4,501,384
Total		7,071,168
Hong Kong 3.8%
AIA Group Ltd.	1,285,200	11,096,750
India 0.8%
HDFC Bank Ltd.	78,000	2,279,157
Indonesia 1.0%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	2,992,889
Ireland 5.6%
Bank of Ireland Group PLC	374,079	3,056,854
CRH PLC	314,225	10,435,115
Ryanair Holdings PLC, ADR(b)	30,778	3,135,355
Total		16,627,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 28.2%
Bridgestone Corp.	105,100	3,865,501
Capcom Co., Ltd.	243,300	5,670,762
Daiwa Securities Group, Inc.	514,000	3,079,764
Hoya Corp.	107,200	6,263,694
Keyence Corp.	8,600	4,868,531
Koito Manufacturing Co., Ltd.	86,800	5,365,520
Kubota Corp.	458,000	7,158,851
Mitsubishi UFJ Financial Group, Inc.	1,323,200	7,998,327
Nidec Corp.	17,200	2,489,894
Nihon M&A Center, Inc.	206,400	5,395,385
Nintendo Co., Ltd.	11,300	4,067,437
Persol Holdings Co., Ltd.	129,300	2,890,765
Sekisui Chemical Co., Ltd.	341,100	5,925,652
Shimano, Inc.	33,200	5,122,754
SoftBank Group Corp.	60,600	5,610,793
Tokyo Electron Ltd.	42,700	7,269,669
Total		83,043,299
Jersey 3.6%
Ferguson PLC	131,701	10,553,673
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 6.6%
ASML Holding NV	31,275	6,376,163
ING Groep NV	203,854	2,766,129
RELX NV	464,352	10,284,054
Total		19,426,346
Singapore 0.7%
DBS Group Holdings Ltd.	116,300	2,114,223
Spain 1.9%
Industria de Diseno Textil SA	182,122	5,506,920
Sweden 4.4%
Atlas Copco AB, Class A	88,791	2,531,157
Epiroc AB, Class A(b)	88,791	922,363
Hexagon AB, Class B	56,893	3,379,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Volvo AB, B Shares	354,347	6,102,650
Total		12,935,478
Switzerland 5.8%
Roche Holding AG, Genusschein Shares	32,128	7,981,865
Sika AG	41,460	6,146,817
UBS AG	192,997	3,013,680
Total		17,142,362
United Kingdom 18.3%
3i Group PLC	413,946	4,810,624
Anglo American PLC	185,065	3,698,723
DCC PLC	48,540	4,376,760
HSBC Holdings PLC	804,701	6,978,331
Legal & General Group PLC	1,705,927	5,624,224
Rio Tinto PLC	73,945	3,507,737
Royal Dutch Shell PLC, Class A	259,552	8,432,686
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	266,182	8,147,559
Unilever PLC	145,000	8,256,314
Total		53,832,958
Total Common Stocks (Cost $236,268,124)		291,660,006

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(d),(e)	1,368,010	1,367,873
Total Money Market Funds (Cost $1,367,873)		1,367,873
Total Investments in Securities (Cost $237,635,997)		293,027,879
Other Assets & Liabilities, Net		1,193,196
Net Assets		$294,221,075

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $9, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	2,855,571	36,828,742	(38,316,303)	1,368,010	(474)	83	32,181	1,367,873
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select International Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	7,555,999	—	—	7,555,999
Belgium	—	7,583,335	—	—	7,583,335
Canada	7,784,954	—	—	—	7,784,954
China	—	4,208,444	6	—	4,208,450
France	—	19,904,718	—	—	19,904,718
Germany	—	7,071,168	—	—	7,071,168
Hong Kong	—	11,096,750	—	—	11,096,750
India	—	2,279,157	—	—	2,279,157
Indonesia	—	2,992,889	—	—	2,992,889
Ireland	3,135,355	13,491,969	—	—	16,627,324
Japan	—	83,043,299	—	—	83,043,299
Jersey	—	10,553,673	—	—	10,553,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Malta	—	—	3	—	3
Netherlands	—	19,426,346	—	—	19,426,346
Singapore	—	2,114,223	—	—	2,114,223
Spain	—	5,506,920	—	—	5,506,920
Sweden	—	12,935,478	—	—	12,935,478
Switzerland	—	17,142,362	—	—	17,142,362
United Kingdom	—	53,832,958	—	—	53,832,958
Total Common Stocks	10,920,309	280,739,688	9	—	291,660,006
Money Market Funds	—	—	—	1,367,873	1,367,873
Total Investments in Securities	10,920,309	280,739,688	9	1,367,873	293,027,879
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select International Equity Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $236,268,124)	$291,660,006
Affiliated issuers (cost $1,367,873)	1,367,873
Foreign currency (cost $4,953)	4,766
Receivable for:
Capital shares sold	35,814
Dividends	752,522
Foreign tax reclaims	1,023,225
Expense reimbursement due from Investment Manager	1,013
Prepaid expenses	3,557
Other assets	12,089
Total assets	294,860,865
Liabilities
Payable for:
Capital shares purchased	278,476
Management services fees	7,082
Distribution and/or service fees	1,464
Transfer agent fees	42,765
Compensation of board members	255,301
Compensation of chief compliance officer	35
Other expenses	54,667
Total liabilities	639,790
Net assets applicable to outstanding capital stock	$294,221,075
Represented by
Paid in capital	264,252,969
Undistributed net investment income	631,472
Accumulated net realized loss	(26,067,234)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	55,391,882
Foreign currency translations	11,986
Total - representing net assets applicable to outstanding capital stock	$294,221,075
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$196,121,256
Shares outstanding	13,694,390
Net asset value per share	$14.32
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.19
Advisor Class
Net assets	$688,829
Shares outstanding	46,791
Net asset value per share	$14.72
Class C
Net assets	$3,281,130
Shares outstanding	261,831
Net asset value per share	$12.53
Institutional Class
Net assets	$84,926,871
Shares outstanding	5,803,893
Net asset value per share	$14.63
Institutional 2 Class
Net assets	$379,829
Shares outstanding	25,686
Net asset value per share	$14.79
Institutional 3 Class
Net assets	$7,270,420
Shares outstanding	492,922
Net asset value per share	$14.75
Class R
Net assets	$812,018
Shares outstanding	57,117
Net asset value per share	$14.22
Class T
Net assets	$740,722
Shares outstanding	51,720
Net asset value per share	$14.32
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$14.69
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select International Equity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,339,143
Dividends — affiliated issuers	32,181
Foreign taxes withheld	(445,495)
Total income	5,925,829
Expenses:
Management services fees	1,350,879
Distribution and/or service fees
Class A	252,870
Class C	44,156
Class R	2,128
Class T	1,055
Transfer agent fees
Class A	242,476
Advisor Class	745
Class C	10,566
Institutional Class	106,795
Institutional 2 Class	135
Institutional 3 Class	58
Class R	1,021
Class T	1,010
Plan administration fees
Class K	2
Compensation of board members	9,785
Custodian fees	21,500
Printing and postage fees	41,472
Registration fees	59,793
Audit fees	21,092
Legal fees	5,473
Compensation of chief compliance officer	33
Other	6,543
Total expenses	2,179,587
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,254)
Expense reduction	(12,341)
Total net expenses	2,043,992
Net investment income	3,881,837
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,767,242
Investments — affiliated issuers	(474)
Foreign currency translations	(85,038)
Net realized gain	9,681,730
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,887,458)
Investments — affiliated issuers	83
Foreign currency translations	(45,788)
Net change in unrealized appreciation (depreciation)	(16,933,163)
Net realized and unrealized loss	(7,251,433)
Net decrease in net assets resulting from operations	$(3,369,596)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment income	$3,881,837	$3,190,544
Net realized gain	9,681,730	37,280,654
Net change in unrealized appreciation (depreciation)	(16,933,163)	28,538,231
Net increase (decrease) in net assets resulting from operations	(3,369,596)	69,009,429
Distributions to shareholders
Net investment income
Class A	(4,252,126)	(3,777,673)
Advisor Class	(14,568)	(3,798)
Class B	—	(2,866)
Class C	(156,921)	(152,583)
Institutional Class	(2,057,724)	(1,837,678)
Institutional 2 Class	(9,218)	(3,551)
Institutional 3 Class	(180,777)	(184,853)
Class K	—	(631)
Class R	(15,845)	(15,186)
Class T	(16,886)	(23,587)
Total distributions to shareholders	(6,704,065)	(6,002,406)
Decrease in net assets from capital stock activity	(14,629,187)	(78,656,385)
Total decrease in net assets	(24,702,848)	(15,649,362)
Net assets at beginning of period	318,923,923	334,573,285
Net assets at end of period	$294,221,075	$318,923,923
Undistributed net investment income	$631,472	$3,453,700
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select International Equity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	546,378	7,986,653	379,942	5,164,539
Distributions reinvested	264,619	3,794,637	255,023	3,412,210
Redemptions	(1,036,750)	(15,227,530)	(4,636,476)	(63,395,499)
Net decrease	(225,753)	(3,446,240)	(4,001,511)	(54,818,750)
Advisor Class
Subscriptions	17,205	261,752	24,432	353,639
Distributions reinvested	982	14,469	271	3,724
Redemptions	(1,725)	(26,043)	(8,744)	(128,264)
Net increase	16,462	250,178	15,959	229,099
Class B
Subscriptions	—	—	7	89
Distributions reinvested	—	—	225	2,680
Redemptions	—	—	(37,844)	(442,435)
Net decrease	—	—	(37,612)	(439,666)
Class C
Subscriptions	5,882	78,601	23,073	280,693
Distributions reinvested	12,251	153,987	12,569	147,813
Redemptions	(629,140)	(7,999,778)	(431,948)	(5,237,584)
Net decrease	(611,007)	(7,767,190)	(396,306)	(4,809,078)
Class I
Redemptions	—	—	(279)	(3,639)
Net decrease	—	—	(279)	(3,639)
Institutional Class
Subscriptions	212,418	3,201,120	2,431,851	31,900,189
Distributions reinvested	120,748	1,768,962	116,243	1,587,879
Redemptions	(511,642)	(7,659,886)	(2,090,408)	(29,533,705)
Net increase (decrease)	(178,476)	(2,689,804)	457,686	3,954,363
Institutional 2 Class
Subscriptions	3,639	55,960	15,237	223,678
Distributions reinvested	618	9,151	254	3,501
Redemptions	(2,290)	(35,295)	(1,009)	(14,516)
Net increase	1,967	29,816	14,482	212,663
Institutional 3 Class
Subscriptions	11,342	171,558	15,988	236,053
Distributions reinvested	12,243	180,709	13,430	184,802
Redemptions	(67,916)	(1,052,521)	(290,111)	(4,058,865)
Net decrease	(44,331)	(700,254)	(260,693)	(3,638,010)
Class K
Distributions reinvested	—	—	43	585
Redemptions	(2,577)	(39,476)	(1,538)	(20,446)
Net decrease	(2,577)	(39,476)	(1,495)	(19,861)
Class R
Subscriptions	5,605	81,804	12,176	170,724
Distributions reinvested	1,055	15,036	1,083	14,402
Redemptions	(6,586)	(96,589)	(39,332)	(549,749)
Net increase (decrease)	74	251	(26,073)	(364,623)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	—	—	6,585	83,093
Distributions reinvested	1,173	16,826	1,760	23,543
Redemptions	(19,410)	(283,294)	(1,502,574)	(19,065,519)
Net decrease	(18,237)	(266,468)	(1,494,229)	(18,958,883)
Total net decrease	(1,061,878)	(14,629,187)	(5,730,071)	(78,656,385)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select International Equity Fund | Semiannual Report 2018

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Columbia Select International Equity Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$14.81	0.18	(0.35)	(0.17)	(0.32)	(0.32)
Year Ended 2/28/2018	$12.30	0.12	2.62	2.74	(0.23)	(0.23)
Year Ended 2/28/2017	$11.41	0.12	0.90	1.02	(0.13)	(0.13)
Year Ended 2/29/2016	$13.69	0.10	(2.44)	(2.34)	—	—
Year Ended 2/28/2015	$13.88	0.12	(0.32)	(0.20)	—	—
Year Ended 2/28/2014	$12.02	0.15	1.71	1.86	—	—
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$15.24	0.20	(0.37)	(0.17)	(0.35)	(0.35)
Year Ended 2/28/2018	$12.64	0.10	2.76	2.86	(0.26)	(0.26)
Year Ended 2/28/2017	$11.73	0.07	1.00	1.07	(0.16)	(0.16)
Year Ended 2/29/2016	$14.04	0.15	(2.52)	(2.37)	—	—
Year Ended 2/28/2015	$14.20	0.24	(0.41)	(0.17)	—	—
Year Ended 2/28/2014	$12.27	0.18	1.75	1.93	—	—
Class C
Six Months Ended 8/31/2018 (Unaudited)	$12.94	0.14	(0.34)	(0.20)	(0.21)	(0.21)
Year Ended 2/28/2018	$10.77	0.03	2.28	2.31	(0.14)	(0.14)
Year Ended 2/28/2017	$10.00	(0.01)	0.81	0.80	(0.03)	(0.03)
Year Ended 2/29/2016	$12.08	0.00 (j)	(2.13)	(2.13)	—	—
Year Ended 2/28/2015	$12.34	0.02	(0.29)	(0.27)	—	—
Year Ended 2/28/2014	$10.77	0.05	1.52	1.57	—	—
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$15.14	0.20	(0.36)	(0.16)	(0.35)	(0.35)
Year Ended 2/28/2018	$12.57	0.16	2.67	2.83	(0.26)	(0.26)
Year Ended 2/28/2017	$11.66	0.15	0.92	1.07	(0.16)	(0.16)
Year Ended 2/29/2016	$13.96	0.16	(2.52)	(2.36)	—	—
Year Ended 2/28/2015	$14.11	0.17	(0.33)	(0.16)	—	—
Year Ended 2/28/2014	$12.19	0.19	1.73	1.92	—	—
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$15.31	0.22	(0.37)	(0.15)	(0.37)	(0.37)
Year Ended 2/28/2018	$12.70	0.12	2.77	2.89	(0.28)	(0.28)
Year Ended 2/28/2017	$11.79	0.16	0.94	1.10	(0.19)	(0.19)
Year Ended 2/29/2016	$14.08	0.17	(2.52)	(2.35)	—	—
Year Ended 2/28/2015	$14.21	0.12	(0.26)	(0.14)	—	—
Year Ended 2/28/2014	$12.26	0.32	1.63	1.95	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select International Equity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	—	$14.32	(1.17%)	1.47% (c)	1.38% (c),(d)	2.42% (c)	16%	$196,121
Year Ended 2/28/2018	—	$14.81	22.50%	1.50%	1.40% (d)	0.89%	34%	$206,109
Year Ended 2/28/2017	—	$12.30	8.98%	1.44% (e),(f)	1.33% (d),(e),(f)	1.02%	103%	$220,357
Year Ended 2/29/2016	0.06	$11.41	(16.65%) (g)	1.45% (e)	1.42% (d),(e)	0.78%	131%	$210,841
Year Ended 2/28/2015	0.01	$13.69	(1.37%) (h)	1.49%	1.47% (d)	0.94%	96%	$274,993
Year Ended 2/28/2014	—	$13.88	15.47%	1.42% (e)	1.42% (d),(e)	1.20%	125%	$316,823
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	—	$14.72	(1.10%)	1.22% (c)	1.13% (c),(d)	2.65% (c)	16%	$689
Year Ended 2/28/2018	—	$15.24	22.89%	1.24%	1.15% (d)	0.70%	34%	$462
Year Ended 2/28/2017	—	$12.64	9.18%	1.18% (e),(f)	1.06% (d),(e),(f)	0.57%	103%	$182
Year Ended 2/29/2016	0.06	$11.73	(16.45%) (g)	1.21% (e)	1.18% (d),(e)	1.16%	131%	$22
Year Ended 2/28/2015	0.01	$14.04	(1.13%) (h)	1.25%	1.21% (i)	1.77%	96%	$3
Year Ended 2/28/2014	—	$14.20	(15.73%)	1.19% (e)	1.19% (d),(e)	1.35%	125%	$7
Class C
Six Months Ended 8/31/2018 (Unaudited)	—	$12.53	(1.53%)	2.22% (c)	2.13% (c),(d)	2.12% (c)	16%	$3,281
Year Ended 2/28/2018	—	$12.94	21.62%	2.25%	2.15% (d)	0.22%	34%	$11,296
Year Ended 2/28/2017	—	$10.77	8.02%	2.18% (e),(f)	2.07% (d),(e),(f)	(0.06%)	103%	$13,673
Year Ended 2/29/2016	0.05	$10.00	(17.22%) (g)	2.20% (e)	2.18% (d),(e)	0.02%	131%	$7,886
Year Ended 2/28/2015	0.01	$12.08	(2.11%) (h)	2.24%	2.22% (d)	0.19%	96%	$11,042
Year Ended 2/28/2014	—	$12.34	14.58%	2.17% (e)	2.17% (d),(e)	0.45%	125%	$12,562
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	—	$14.63	(1.04%)	1.22% (c)	1.13% (c),(d)	2.68% (c)	16%	$84,927
Year Ended 2/28/2018	—	$15.14	22.76%	1.25%	1.15% (d)	1.14%	34%	$90,578
Year Ended 2/28/2017	—	$12.57	9.25%	1.19% (e),(f)	1.08% (d),(e),(f)	1.20%	103%	$69,419
Year Ended 2/29/2016	0.06	$11.66	(16.48%) (g)	1.19% (e)	1.17% (d),(e)	1.20%	131%	$64,631
Year Ended 2/28/2015	0.01	$13.96	(1.06%) (h)	1.24%	1.22% (d)	1.23%	96%	$179,330
Year Ended 2/28/2014	—	$14.11	15.75%	1.17% (e)	1.17% (d),(e)	1.50%	125%	$237,249
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$14.79	(0.97%)	1.05% (c)	1.00% (c)	2.84% (c)	16%	$380
Year Ended 2/28/2018	—	$15.31	23.00%	1.08%	1.02%	0.81%	34%	$363
Year Ended 2/28/2017	—	$12.70	9.33%	0.96% (e),(f)	0.93% (e),(f)	1.33%	103%	$117
Year Ended 2/29/2016	0.06	$11.79	(16.26%) (g)	1.01% (e)	1.01% (e)	1.23%	131%	$59
Year Ended 2/28/2015	0.01	$14.08	(0.91%) (h)	1.01%	1.01%	0.86%	96%	$59
Year Ended 2/28/2014	—	$14.21	15.91%	1.04% (e)	1.04% (e)	2.45%	125%	$14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$15.27	0.22	(0.36)	(0.14)	(0.38)	(0.38)
Year Ended 2/28/2018	$12.67	0.19	2.70	2.89	(0.29)	(0.29)
Year Ended 2/28/2017	$11.76	0.19	0.91	1.10	(0.19)	(0.19)
Year Ended 2/29/2016	$14.04	0.17	(2.51)	(2.34)	—	—
Year Ended 2/28/2015	$14.16	0.19	(0.32)	(0.13)	—	—
Year Ended 2/28/2014	$12.21	0.22	1.73	1.95	—	—
Class R
Six Months Ended 8/31/2018 (Unaudited)	$14.69	0.16	(0.35)	(0.19)	(0.28)	(0.28)
Year Ended 2/28/2018	$12.20	0.09	2.60	2.69	(0.20)	(0.20)
Year Ended 2/28/2017	$11.32	0.07	0.91	0.98	(0.10)	(0.10)
Year Ended 2/29/2016	$13.62	0.07	(2.43)	(2.36)	—	—
Year Ended 2/28/2015	$13.84	0.10	(0.33)	(0.23)	—	—
Year Ended 2/28/2014	$12.01	0.11	1.72	1.83	—	—
Class T
Six Months Ended 8/31/2018 (Unaudited)	$14.81	0.18	(0.35)	(0.17)	(0.32)	(0.32)
Year Ended 2/28/2018	$12.30	0.20	2.54	2.74	(0.23)	(0.23)
Year Ended 2/28/2017	$11.42	0.18	0.83	1.01	(0.13)	(0.13)
Year Ended 2/29/2016	$13.70	0.10	(2.44)	(2.34)	—	—
Year Ended 2/28/2015	$13.88	0.13	(0.32)	(0.19)	—	—
Year Ended 2/28/2014	$12.02	0.13	1.73	1.86	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class T
02/28/2017	0.08%	0.10%	0.09%	0.08%	0.08%	0.08%	0.08%	0.07%

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.
(j)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select International Equity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	—	$14.75	(0.91%)	0.98% (c)	0.94% (c)	2.87% (c)	16%	$7,270
Year Ended 2/28/2018	—	$15.27	23.03%	1.00%	0.95%	1.36%	34%	$8,203
Year Ended 2/28/2017	—	$12.67	9.42%	0.90% (e),(f)	0.88% (e),(f)	1.56%	103%	$10,108
Year Ended 2/29/2016	0.06	$11.76	(16.24%) (g)	0.95% (e)	0.95% (e)	1.26%	131%	$11,312
Year Ended 2/28/2015	0.01	$14.04	(0.85%) (h)	0.96%	0.96%	1.41%	96%	$15,568
Year Ended 2/28/2014	—	$14.16	15.97%	0.94% (e)	0.94% (e)	1.67%	125%	$15,701
Class R
Six Months Ended 8/31/2018 (Unaudited)	—	$14.22	(1.28%)	1.72% (c)	1.63% (c),(d)	2.19% (c)	16%	$812
Year Ended 2/28/2018	—	$14.69	22.24%	1.75%	1.65% (d)	0.68%	34%	$838
Year Ended 2/28/2017	—	$12.20	8.66%	1.68% (e),(f)	1.58% (d),(e),(f)	0.55%	103%	$1,014
Year Ended 2/29/2016	0.06	$11.32	(16.89%) (g)	1.70% (e)	1.67% (d),(e)	0.54%	131%	$808
Year Ended 2/28/2015	0.01	$13.62	(1.59%) (h)	1.74%	1.72% (d)	0.72%	96%	$1,563
Year Ended 2/28/2014	—	$13.84	15.24%	1.67% (e)	1.67% (d),(e)	0.87%	125%	$1,632
Class T
Six Months Ended 8/31/2018 (Unaudited)	—	$14.32	(1.17%)	1.46% (c)	1.38% (c),(d)	2.47% (c)	16%	$741
Year Ended 2/28/2018	—	$14.81	22.49%	1.51%	1.40% (d)	1.47%	34%	$1,036
Year Ended 2/28/2017	—	$12.30	8.88%	1.43% (e),(f)	1.34% (d),(e),(f)	1.53%	103%	$19,238
Year Ended 2/29/2016	0.06	$11.42	(16.64%) (g)	1.45% (e)	1.42% (d),(e)	0.78%	131%	$152,721
Year Ended 2/28/2015	0.01	$13.70	(1.30%) (h)	1.48%	1.47% (d)	0.98%	96%	$205,715
Year Ended 2/28/2014	—	$13.88	15.47%	1.41% (e)	1.41% (d),(e)	1.05%	125%	$166,486
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2018	19

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Select International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
20	Columbia Select International Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Select International Equity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Select International Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Select International Equity Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Advisor Class	0.24
Class C	0.24
Institutional Class	0.24
Institutional 2 Class	0.07
Institutional 3 Class	0.00
Class R	0.24
Class T	0.24
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $12,341.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
24	Columbia Select International Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	7,069
Class C	29
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	1.35%	1.40%
Advisor Class	1.10	1.15
Class C	2.10	2.15
Institutional Class	1.10	1.15
Institutional 2 Class	0.97	1.025
Institutional 3 Class	0.90	0.975
Class R	1.60	1.65
Class T	1.35	1.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Select International Equity Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
237,636,000	66,171,000	(10,779,000)	55,392,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	30,988,685	3,303,054	34,291,739
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $48,938,519 and $63,706,758, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2018.
26	Columbia Select International Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At August 31, 2018, affiliated shareholders of record owned 35.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Select International Equity Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Select International Equity Fund | Semiannual Report 2018

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
Columbia Select International Equity Fund | Semiannual Report 2018	29

Approval of Management and Subadvisory
Agreements  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the
30	Columbia Select International Equity Fund | Semiannual Report 2018

Approval of Management and Subadvisory
Agreements  (continued)
"pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Columbia Select International Equity Fund | Semiannual Report 2018	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
32	Columbia Select International Equity Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select International Equity Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR201_02_H01_(10/18)

SemiAnnual Report
August 31, 2018
Columbia Select Global Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Global Growth Fund   |  Semiannual Report 2018

Columbia Select Global Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Global Growth Fund (the Fund) seeks long-term growth of capital.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Richard Carter
Portfolio Manager
Managed Fund since 2015
Todd Herget
Portfolio Manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/30/08	3.36	15.82	11.40	8.90
	Including sales charges		-2.60	9.17	10.10	8.25
Advisor Class*		01/08/14	3.47	16.12	11.66	9.02
Class C	Excluding sales charges	04/30/08	2.92	14.90	10.57	8.10
	Including sales charges		1.92	13.90	10.57	8.10
Institutional Class		04/30/08	3.53	16.11	11.70	9.19
Institutional 2 Class*		01/08/14	3.52	16.14	11.73	9.06
Institutional 3 Class*		03/01/17	3.49	16.17	11.51	8.95
Class R		04/30/08	3.24	15.50	11.14	8.63
MSCI ACWI (Net)			2.14	11.41	9.67	6.71
MSCI ACWI Growth Index (Net)			4.77	16.52	11.91	7.92
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.
The MSCI ACWI Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and the MSCI ACWI Growth Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Global Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2018)
Amazon.com, Inc. (United States)	4.2
Alibaba Group Holding Ltd., ADR (China)	3.6
NVIDIA Corp. (United States)	3.2
Splunk, Inc. (United States)	3.0
Adobe Systems, Inc. (United States)	2.9
PayPal Holdings, Inc. (United States)	2.9
Facebook, Inc., Class A (United States)	2.8
Salesforce.com, Inc. (United States)	2.7
Lonza Group AG, Registered Shares (Switzerland)	2.7
ServiceNow, Inc. (United States)	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2018)
Consumer Discretionary	20.7
Energy	2.8
Financials	7.4
Health Care	17.4
Industrials	3.9
Information Technology	47.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2018)
Argentina	2.0
Belgium	2.0
Brazil	2.4
China	10.6
Denmark	2.3
Germany	2.3
India	3.3
Ireland	1.4
Japan	2.0
Netherlands	1.5
Russian Federation	2.0
Switzerland	2.6
United Kingdom	5.7
United States	59.9
Total	100.0
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Select Global Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2018 — August 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.60	1,018.30	7.02	6.97	1.37
Advisor Class	1,000.00	1,000.00	1,034.70	1,019.56	5.74	5.70	1.12
Class C	1,000.00	1,000.00	1,029.20	1,014.52	10.84	10.76	2.12
Institutional Class	1,000.00	1,000.00	1,035.30	1,019.56	5.75	5.70	1.12
Institutional 2 Class	1,000.00	1,000.00	1,035.20	1,019.76	5.54	5.50	1.08
Institutional 3 Class	1,000.00	1,000.00	1,034.90	1,020.06	5.23	5.19	1.02
Class R	1,000.00	1,000.00	1,032.40	1,017.04	8.30	8.24	1.62
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Global Growth Fund | Semiannual Report 2018

Portfolio of Investments
August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Argentina 1.9%
MercadoLibre, Inc.	4,477	1,532,970
Belgium 2.0%
Galapagos NV(a)	15,179	1,535,674
Brazil 2.3%
Pagseguro Digital Ltd., Class A(a)	63,975	1,848,238
China 10.4%
Alibaba Group Holding Ltd., ADR(a)	15,533	2,718,430
Ctrip.com International Ltd., ADR(a)	41,474	1,623,707
New Oriental Education & Technology Group, Inc., ADR	23,892	1,877,911
Tencent Holdings Ltd.	46,100	1,981,709
Total		8,201,757
Denmark 2.3%
Novo Nordisk A/S, Class B	36,994	1,813,064
Germany 2.3%
Zalando SE(a)	34,566	1,818,351
India 3.2%
HDFC Bank Ltd., ADR	14,840	1,502,847
Motilal Oswal Financial Services Ltd.	89,927	1,057,433
Total		2,560,280
Ireland 1.4%
Ryanair Holdings PLC, ADR(a)	10,783	1,098,464
Japan 1.9%
Keyence Corp.	2,700	1,528,492
Netherlands 1.5%
Core Laboratories NV	10,147	1,162,339
Russian Federation 2.0%
Yandex NV, Class A(a)	48,495	1,558,144
Switzerland 2.6%
Lonza Group AG, Registered Shares	6,306	2,029,241
United Kingdom 5.6%
Ashtead Group PLC	61,685	1,888,927
ASOS PLC(a)	16,734	1,326,420
Metro Bank PLC(a)	33,129	1,195,731
Total		4,411,078
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 57.3%
Activision Blizzard, Inc.	19,214	1,385,330
Adobe Systems, Inc.(a)	8,420	2,218,754
Alexion Pharmaceuticals, Inc.(a)	7,218	882,328
Amazon.com, Inc.(a)	1,593	3,206,247
Applied Materials, Inc.	38,277	1,646,676
Bio-Rad Laboratories, Inc., Class A(a)	5,340	1,737,102
Booking Holdings, Inc.(a)	861	1,680,285
Bristol-Myers Squibb Co.	19,834	1,200,949
Celgene Corp.(a)	10,373	979,730
Charles Schwab Corp. (The)	19,750	1,003,102
Edwards Lifesciences Corp.(a)	5,453	786,541
Facebook, Inc., Class A(a)	12,157	2,136,350
Illumina, Inc.(a)	3,230	1,146,101
MACOM Technology Solutions Holdings, Inc.(a)	61,343	1,413,956
MINDBODY, Inc., Class A(a)	43,835	1,626,278
MSCI, Inc.	4,658	839,651
Nike, Inc., Class B	17,400	1,430,280
NVIDIA Corp.	8,607	2,415,813
PayPal Holdings, Inc.(a)	23,604	2,179,357
Pioneer Natural Resources Co.	5,684	992,995
Salesforce.com, Inc.(a)	13,720	2,094,770
ServiceNow, Inc.(a)	10,301	2,022,704
Splunk, Inc.(a)	17,705	2,268,896
Square, Inc., Class A(a)	21,865	1,938,114
Ulta Beauty, Inc.(a)	6,951	1,807,260
Vertex Pharmaceuticals, Inc.(a)	6,209	1,144,940
Visa, Inc., Class A	13,392	1,967,151
Visteon Corp.(a)	9,310	1,027,731
Total		45,179,391
Total Common Stocks (Cost $57,144,610)		76,277,483

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	1,241,449	1,241,325
Total Money Market Funds (Cost $1,241,325)		1,241,325
Total Investments in Securities (Cost $58,385,935)		77,518,808
Other Assets & Liabilities, Net		1,327,008
Net Assets		$78,845,816
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
401,000 GBP	525,013 USD	Morgan Stanley	09/12/2018	4,989	—
42,177,000 INR	612,130 USD	Morgan Stanley	09/12/2018	17,877	—
26,181,000 THB	786,138 USD	Morgan Stanley	09/12/2018	—	(13,921)
1,754,421 USD	2,371,000 AUD	Morgan Stanley	09/12/2018	—	(49,926)
1,888,986 USD	2,486,000 CAD	Morgan Stanley	09/12/2018	16,250	—
1,397,879 USD	1,196,000 EUR	Morgan Stanley	09/12/2018	—	(8,899)
436,254 USD	49,079,000 JPY	Morgan Stanley	09/12/2018	5,679	—
1,399,130 USD	1,581,157,000 KRW	Morgan Stanley	09/12/2018	20,806	—
437,368 USD	3,862,000 SEK	Morgan Stanley	09/12/2018	—	(14,839)
436,934 USD	596,000 SGD	Morgan Stanley	09/12/2018	—	(2,664)
1,047,756 USD	31,984,000 TWD	Morgan Stanley	09/12/2018	—	(5,695)
437,953 USD	5,854,000 ZAR	Morgan Stanley	09/12/2018	—	(39,970)
Total				65,601	(135,914)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	276,663	21,243,515	(20,278,729)	1,241,449	292	—	24,514	1,241,325
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Currency Legend  (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	1,532,970	—	—	—	1,532,970
Belgium	—	1,535,674	—	—	1,535,674
Brazil	1,848,238	—	—	—	1,848,238
China	6,220,048	1,981,709	—	—	8,201,757
Denmark	—	1,813,064	—	—	1,813,064
Germany	—	1,818,351	—	—	1,818,351
India	1,502,847	1,057,433	—	—	2,560,280
Ireland	1,098,464	—	—	—	1,098,464
Japan	—	1,528,492	—	—	1,528,492
Netherlands	1,162,339	—	—	—	1,162,339
Russian Federation	1,558,144	—	—	—	1,558,144
Switzerland	—	2,029,241	—	—	2,029,241
United Kingdom	—	4,411,078	—	—	4,411,078
United States	45,179,391	—	—	—	45,179,391
Total Common Stocks	60,102,441	16,175,042	—	—	76,277,483
Money Market Funds	—	—	—	1,241,325	1,241,325
Total Investments in Securities	60,102,441	16,175,042	—	1,241,325	77,518,808
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	65,601	—	—	65,601
Liability
Forward Foreign Currency Exchange Contracts	—	(135,914)	—	—	(135,914)
Total	60,102,441	16,104,729	—	1,241,325	77,448,495
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
August 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $57,144,610)	$76,277,483
Affiliated issuers (cost $1,241,325)	1,241,325
Unrealized appreciation on forward foreign currency exchange contracts	65,601
Receivable for:
Investments sold	1,422,387
Capital shares sold	38,832
Dividends	38,971
Foreign tax reclaims	31,347
Expense reimbursement due from Investment Manager	417
Prepaid expenses	2,846
Other assets	24,382
Total assets	79,143,591
Liabilities
Due to custodian	254
Unrealized depreciation on forward foreign currency exchange contracts	135,914
Payable for:
Capital shares purchased	70,520
Management services fees	1,870
Distribution and/or service fees	563
Transfer agent fees	5,988
Compensation of board members	44,398
Compensation of chief compliance officer	8
Audit fees	21,348
Other expenses	16,912
Total liabilities	297,775
Net assets applicable to outstanding capital stock	$78,845,816
Represented by
Paid in capital	57,762,733
Excess of distributions over net investment income	(445,751)
Accumulated net realized gain	2,468,835
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	19,132,873
Foreign currency translations	(2,561)
Forward foreign currency exchange contracts	(70,313)
Total - representing net assets applicable to outstanding capital stock	$78,845,816
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
August 31, 2018 (Unaudited)
Class A
Net assets	$34,287,134
Shares outstanding	2,056,555
Net asset value per share	$16.67
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.69
Advisor Class
Net assets	$2,618,180
Shares outstanding	153,547
Net asset value per share	$17.05
Class C
Net assets	$11,665,387
Shares outstanding	749,501
Net asset value per share	$15.56
Institutional Class
Net assets	$23,212,944
Shares outstanding	1,360,838
Net asset value per share	$17.06
Institutional 2 Class
Net assets	$684,271
Shares outstanding	40,003
Net asset value per share	$17.11
Institutional 3 Class
Net assets	$5,587,998
Shares outstanding	329,777
Net asset value per share	$16.94
Class R
Net assets	$789,902
Shares outstanding	48,455
Net asset value per share	$16.30
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Growth Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended August 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$237,877
Dividends — affiliated issuers	24,514
Foreign taxes withheld	(13,174)
Total income	249,217
Expenses:
Management services fees	347,965
Distribution and/or service fees
Class A	45,758
Class C	61,152
Class R	1,863
Transfer agent fees
Class A	22,515
Advisor Class	2,025
Class C	7,526
Institutional Class	13,250
Institutional 2 Class	209
Institutional 3 Class	208
Class R	459
Compensation of board members	7,032
Custodian fees	27,411
Printing and postage fees	11,067
Registration fees	50,843
Audit fees	17,127
Legal fees	4,346
Interest on interfund lending	138
Compensation of chief compliance officer	7
Other	5,824
Total expenses	626,725
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,462)
Total net expenses	554,263
Net investment loss	(305,046)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,132,990
Investments — affiliated issuers	292
Foreign currency translations	(209)
Forward foreign currency exchange contracts	(470,622)
Net realized gain	2,662,451
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	270,898
Foreign currency translations	(3,917)
Forward foreign currency exchange contracts	(20,051)
Net change in unrealized appreciation (depreciation)	246,930
Net realized and unrealized gain	2,909,381
Net increase in net assets resulting from operations	$2,604,335
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations
Net investment loss	$(305,046)	$(550,403)
Net realized gain	2,662,451	2,031,807
Net change in unrealized appreciation (depreciation)	246,930	14,658,550
Net increase in net assets resulting from operations	2,604,335	16,139,954
Distributions to shareholders
Net realized gains
Class A	(104,278)	—
Advisor Class	(8,578)	—
Class C	(35,327)	—
Institutional Class	(58,350)	—
Institutional 2 Class	(1,777)	—
Institutional 3 Class	(12,890)	—
Class R	(2,105)	—
Total distributions to shareholders	(223,305)	—
Increase (decrease) in net assets from capital stock activity	8,918,536	(3,656,139)
Total increase in net assets	11,299,566	12,483,815
Net assets at beginning of period	67,546,250	55,062,435
Net assets at end of period	$78,845,816	$67,546,250
Excess of distributions over net investment income	$(445,751)	$(140,705)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2018 (Unaudited)		February 28, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	810,098	13,225,424	343,252	4,921,667
Distributions reinvested	5,933	99,855	—	—
Redemptions	(581,156)	(9,565,524)	(1,408,683)	(18,719,765)
Net increase (decrease)	234,875	3,759,755	(1,065,431)	(13,798,098)
Advisor Class
Subscriptions	27,454	459,941	258,433	3,802,476
Distributions reinvested	498	8,570	—	—
Redemptions	(110,485)	(1,856,548)	(139,458)	(2,239,797)
Net increase (decrease)	(82,533)	(1,388,037)	118,975	1,562,679
Class C
Subscriptions	118,553	1,827,510	140,036	1,932,047
Distributions reinvested	2,148	33,813	—	—
Redemptions	(133,819)	(2,094,728)	(290,016)	(3,933,850)
Net decrease	(13,118)	(233,405)	(149,980)	(2,001,803)
Institutional Class
Subscriptions	423,264	7,076,901	1,190,796	16,057,131
Distributions reinvested	3,056	52,598	—	—
Redemptions	(115,590)	(1,946,805)	(620,347)	(9,220,965)
Net increase	310,730	5,182,694	570,449	6,836,166
Institutional 2 Class
Subscriptions	28,073	482,174	20,671	280,650
Distributions reinvested	103	1,769	—	—
Redemptions	(3,221)	(55,408)	(23,182)	(367,427)
Net increase (decrease)	24,955	428,535	(2,511)	(86,777)
Institutional 3 Class
Subscriptions	97,426	1,641,122	298,864	4,464,015
Distributions reinvested	754	12,881	—	—
Redemptions	(39,884)	(668,642)	(27,383)	(422,815)
Net increase	58,296	985,361	271,481	4,041,200
Class R
Subscriptions	12,684	197,414	6,577	93,264
Distributions reinvested	127	2,092	—	—
Redemptions	(988)	(15,873)	(22,932)	(302,770)
Net increase (decrease)	11,823	183,633	(16,355)	(209,506)
Total net increase (decrease)	545,028	8,918,536	(273,372)	(3,656,139)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2018 (Unaudited)	$16.17	(0.06)	0.60	0.54	(0.04)	(0.04)
Year Ended 2/28/2018	$12.44	(0.12)	3.85	3.73	—	—
Year Ended 2/28/2017	$11.14	(0.10)	2.16	2.06	(0.76)	(0.76)
Year Ended 2/29/2016	$13.58	(0.09)	(2.12)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.05	(0.06)	1.02	0.96	(1.43)	(1.43)
Year Ended 2/28/2014	$10.78	(0.06)	3.82	3.76	(0.49)	(0.49)
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$16.52	(0.04)	0.61	0.57	(0.04)	(0.04)
Year Ended 2/28/2018	$12.67	(0.10)	3.95	3.85	—	—
Year Ended 2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)	(0.76)
Year Ended 2/29/2016	$13.75	(0.03)	(2.18)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)	(1.43)
Year Ended 2/28/2014(g)	$13.95	(0.01)	0.23	0.22	—	—
Class C
Six Months Ended 8/31/2018 (Unaudited)	$15.16	(0.12)	0.56	0.44	(0.04)	(0.04)
Year Ended 2/28/2018	$11.74	(0.21)	3.63	3.42	—	—
Year Ended 2/28/2017	$10.64	(0.18)	2.04	1.86	(0.76)	(0.76)
Year Ended 2/29/2016	$13.07	(0.18)	(2.02)	(2.20)	(0.23)	(0.23)
Year Ended 2/28/2015	$13.67	(0.15)	0.98	0.83	(1.43)	(1.43)
Year Ended 2/28/2014	$10.51	(0.15)	3.71	3.56	(0.40)	(0.40)
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$16.52	(0.04)	0.62	0.58	(0.04)	(0.04)
Year Ended 2/28/2018	$12.67	(0.08)	3.93	3.85	—	—
Year Ended 2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)	(0.76)
Year Ended 2/29/2016	$13.75	(0.05)	(2.16)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)	(1.43)
Year Ended 2/28/2014	$10.87	(0.04)	3.86	3.82	(0.52)	(0.52)
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$16.57	(0.04)	0.62	0.58	(0.04)	(0.04)
Year Ended 2/28/2018	$12.70	(0.08)	3.95	3.87	—	—
Year Ended 2/28/2017	$11.33	(0.06)	2.19	2.13	(0.76)	(0.76)
Year Ended 2/29/2016	$13.76	(0.06)	(2.14)	(2.20)	(0.23)	(0.23)
Year Ended 2/28/2015	$14.17	(0.07)	1.09	1.02	(1.43)	(1.43)
Year Ended 2/28/2014(h)	$13.95	(0.01)	0.23	0.22	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2018 (Unaudited)	$16.67	3.36%	1.55% (c),(d)	1.37% (c),(d)	(0.75%) (c)	18%	$34,287
Year Ended 2/28/2018	$16.17	29.98%	1.67%	1.38% (e)	(0.83%)	48%	$29,457
Year Ended 2/28/2017	$12.44	18.89%	1.60%	1.42%	(0.80%)	27%	$35,911
Year Ended 2/29/2016	$11.14	(16.49%)	1.57%	1.47%	(0.71%)	154%	$40,252
Year Ended 2/28/2015	$13.58	7.53%	1.71% (f)	1.49% (f)	(0.44%)	98%	$32,186
Year Ended 2/28/2014	$14.05	35.05%	1.80%	1.51%	(0.50%)	149%	$25,902
Advisor Class
Six Months Ended 8/31/2018 (Unaudited)	$17.05	3.47%	1.30% (c),(d)	1.12% (c),(d)	(0.50%) (c)	18%	$2,618
Year Ended 2/28/2018	$16.52	30.39%	1.44%	1.13% (e)	(0.65%)	48%	$3,899
Year Ended 2/28/2017	$12.67	19.15%	1.35%	1.17%	(0.53%)	27%	$1,484
Year Ended 2/29/2016	$11.31	(16.28%)	1.32%	1.22%	(0.26%)	154%	$1,451
Year Ended 2/28/2015	$13.75	7.83%	1.45% (f)	1.24% (f)	(0.12%)	98%	$3,917
Year Ended 2/28/2014(g)	$14.17	1.58%	1.47% (c)	1.25% (c)	(0.33%) (c)	149%	$1,482
Class C
Six Months Ended 8/31/2018 (Unaudited)	$15.56	2.92%	2.30% (c),(d)	2.12% (c),(d)	(1.49%) (c)	18%	$11,665
Year Ended 2/28/2018	$15.16	29.13%	2.43%	2.13% (e)	(1.58%)	48%	$11,558
Year Ended 2/28/2017	$11.74	17.86%	2.35%	2.17%	(1.55%)	27%	$10,718
Year Ended 2/29/2016	$10.64	(17.06%)	2.32%	2.22%	(1.45%)	154%	$13,111
Year Ended 2/28/2015	$13.07	6.74%	2.46% (f)	2.24% (f)	(1.18%)	98%	$9,521
Year Ended 2/28/2014	$13.67	34.01%	2.54%	2.26%	(1.24%)	149%	$7,423
Institutional Class
Six Months Ended 8/31/2018 (Unaudited)	$17.06	3.53%	1.30% (c),(d)	1.12% (c),(d)	(0.49%) (c)	18%	$23,213
Year Ended 2/28/2018	$16.52	30.39%	1.44%	1.13% (e)	(0.58%)	48%	$17,349
Year Ended 2/28/2017	$12.67	19.14%	1.35%	1.17%	(0.57%)	27%	$6,079
Year Ended 2/29/2016	$11.31	(16.29%)	1.32%	1.22%	(0.39%)	154%	$5,950
Year Ended 2/28/2015	$13.75	7.83%	1.44% (f)	1.24% (f)	(0.12%)	98%	$8,874
Year Ended 2/28/2014	$14.17	35.32%	1.54%	1.26%	(0.29%)	149%	$13,395
Institutional 2 Class
Six Months Ended 8/31/2018 (Unaudited)	$17.11	3.52%	1.25% (c),(d)	1.08% (c),(d)	(0.44%) (c)	18%	$684
Year Ended 2/28/2018	$16.57	30.47%	1.37%	1.09%	(0.54%)	48%	$249
Year Ended 2/28/2017	$12.70	19.20%	1.26%	1.10%	(0.48%)	27%	$223
Year Ended 2/29/2016	$11.33	(16.20%)	1.21%	1.14%	(0.47%)	154%	$194
Year Ended 2/28/2015	$13.76	7.90%	1.37% (f)	1.18% (f)	(0.55%)	98%	$51
Year Ended 2/28/2014(h)	$14.17	1.58%	1.38% (c)	1.20% (c)	(0.37%) (c)	149%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$16.41	(0.03)	0.60	0.57	(0.04)	(0.04)
Year Ended 2/28/2018(i)	$12.70	(0.11)	3.82	3.71	—	—
Class R
Six Months Ended 8/31/2018 (Unaudited)	$15.83	(0.08)	0.59	0.51	(0.04)	(0.04)
Year Ended 2/28/2018	$12.21	(0.15)	3.77	3.62	—	—
Year Ended 2/28/2017	$10.97	(0.13)	2.13	2.00	(0.76)	(0.76)
Year Ended 2/29/2016	$13.41	(0.12)	(2.09)	(2.21)	(0.23)	(0.23)
Year Ended 2/28/2015	$13.92	(0.06)	0.98	0.92	(1.43)	(1.43)
Year Ended 2/28/2014	$10.70	(0.09)	3.77	3.68	(0.46)	(0.46)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Advisor Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(h)	Institutional 2 Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2018 (Unaudited)	$16.94	3.49%	1.19% (c),(d)	1.02% (c),(d)	(0.40%) (c)	18%	$5,588
Year Ended 2/28/2018(i)	$16.41	29.21%	1.32%	1.03%	(0.71%)	48%	$4,454
Class R
Six Months Ended 8/31/2018 (Unaudited)	$16.30	3.24%	1.80% (c),(d)	1.62% (c),(d)	(0.99%) (c)	18%	$790
Year Ended 2/28/2018	$15.83	29.65%	1.93%	1.63% (e)	(1.08%)	48%	$580
Year Ended 2/28/2017	$12.21	18.63%	1.85%	1.67%	(1.08%)	27%	$647
Year Ended 2/29/2016	$10.97	(16.70%)	1.82%	1.72%	(0.93%)	154%	$543
Year Ended 2/28/2015	$13.41	7.30%	1.92% (f)	1.75% (f)	(0.41%)	98%	$647
Year Ended 2/28/2014	$13.92	34.55%	2.06%	1.77%	(0.69%)	149%	$2,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements
August 31, 2018 (Unaudited)
Note 1. Organization
Columbia Select Global Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Columbia Select Global Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
20	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	65,601

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	135,914
Columbia Select Global Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(470,622)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(20,051)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2018:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	33,289	(86,139)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2018.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2018:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	65,601
Liabilities
Forward foreign currency exchange contracts	135,914
Total financial and derivative net assets	(70,313)
Total collateral received (pledged) (a)	-
Net amount (b)	(70,313)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
22	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Select Global Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2018 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
24	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2018, if any, are listed below:
Amount ($)
Class A	49,987
Class C	17
Columbia Select Global Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through June 30, 2019	Prior to July 1, 2018
Class A	1.37%	1.37%
Advisor Class	1.12	1.12
Class C	2.12	2.12
Institutional Class	1.12	1.12
Institutional 2 Class	1.07	1.095
Institutional 3 Class	1.01	1.045
Class R	1.62	1.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
58,386,000	20,981,000	(1,919,000)	19,062,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2018 as arising on March 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
127,085	—
26	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $19,329,962 and $13,693,068, respectively, for the six months ended August 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	2,000,000	2.49	1
Interest expense incured by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2018.
Columbia Select Global Growth Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At August 31, 2018, affiliated shareholders of record owned 53.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
28	Columbia Select Global Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
August 31, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Global Growth Fund | Semiannual Report 2018	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Global Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
30	Columbia Select Global Growth Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Select Global Growth Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Select Global Growth Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Growth Fund | Semiannual Report 2018	33

Columbia Select Global Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR187_02_H01_(10/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2018